UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3614

                            ROCHESTER FUND MUNICIPALS
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                      Date of reporting period: 06/30/2007

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Tobacco Master Settlement Agreement                                        12.9%
--------------------------------------------------------------------------------
General Obligation                                                          8.9
--------------------------------------------------------------------------------
Hospital/Health Care                                                        8.8
--------------------------------------------------------------------------------
Electric Utilities                                                          7.8
--------------------------------------------------------------------------------
Highways/Commuter Facilities                                                7.6
--------------------------------------------------------------------------------
Water Utilities                                                             6.4
--------------------------------------------------------------------------------
Airlines                                                                    5.7
--------------------------------------------------------------------------------
Tax Increment Financing                                                     5.6
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                  4.8
--------------------------------------------------------------------------------
Special Tax                                                                 4.2

Portfolio holdings are subject to change. Percentages are as of June 30, 2007, and are based on the total market value of investments.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                        17.9%
--------------------------------------------------------------------------------
AA                                                                         28.6
--------------------------------------------------------------------------------
A                                                                          14.2
--------------------------------------------------------------------------------
BBB                                                                        24.2
--------------------------------------------------------------------------------
BB or lower                                                                15.1

Allocations are subject to change. Percentages are as of June 30, 2007, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 18.2% of the portfolio's market value, are deemed comparable in the Manager's judgment to the rated securities in each category. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.

--------------------------------------------------------------------------------


                         17 | ROCHESTER FUND MUNICIPALS

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS SEMIANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF ROCHESTER FUND MUNICIPALS. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMER-FUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 5/15/86. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 3/17/97. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 3/17/97. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 4/28/00. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                         18 | ROCHESTER FUND MUNICIPALS

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                         19 | ROCHESTER FUND MUNICIPALS

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                       BEGINNING    ENDING       EXPENSES
                                       ACCOUNT      ACCOUNT      PAID DURING
                                       VALUE        VALUE        6 MONTHS ENDED
                                       (1/1/07)     (6/30/07)    JUNE 30, 2007
--------------------------------------------------------------------------------
Class A Actual                         $ 1,000.00   $ 1,004.00          $  6.93
--------------------------------------------------------------------------------
Class A Hypothetical                     1,000.00     1,017.90             6.98
--------------------------------------------------------------------------------
Class B Actual                           1,000.00     1,000.10            11.32
--------------------------------------------------------------------------------
Class B Hypothetical                     1,000.00     1,013.54            11.40
--------------------------------------------------------------------------------
Class C Actual                           1,000.00     1,000.20            11.22
--------------------------------------------------------------------------------
Class C Hypothetical                     1,000.00     1,013.64            11.30
--------------------------------------------------------------------------------
Class Y Actual                           1,000.00     1,004.70             6.13
--------------------------------------------------------------------------------
Class Y Hypothetical                     1,000.00     1,018.70             6.18

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 30, 2007 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A         1.39%
------------------------
Class B         2.27
------------------------
Class C         2.25
------------------------
Class Y         1.23

The expense ratios reflect reduction to custodian fees. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios.

--------------------------------------------------------------------------------


                         20 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  June 30, 2007 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                               VALUE
         AMOUNT                                                                             COUPON      MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--117.5%
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK--99.0%
$     1,420,000   Albany County Airport Authority                                            5.000%   12/15/2035      $   1,446,767
-----------------------------------------------------------------------------------------------------------------------------------
        135,000   Albany County Airport Authority                                            5.500    12/15/2019            138,421
-----------------------------------------------------------------------------------------------------------------------------------
      1,035,000   Albany County IDA (Albany College of Pharmacy)                             5.375    12/01/2024          1,066,868
-----------------------------------------------------------------------------------------------------------------------------------
      1,700,000   Albany County IDA (Albany College of Pharmacy)                             5.625    12/01/2034          1,766,198
-----------------------------------------------------------------------------------------------------------------------------------
        605,000   Albany County IDA (Wildwood Programs)                                      4.900    07/01/2021            612,593
-----------------------------------------------------------------------------------------------------------------------------------
      1,085,000   Albany Hsg. Authority (Lark Drive)                                         5.500    12/01/2028          1,104,519
-----------------------------------------------------------------------------------------------------------------------------------
      2,700,000   Albany IDA (Albany Law School)                                             5.000    07/01/2031          2,708,424
-----------------------------------------------------------------------------------------------------------------------------------
        310,000   Albany IDA (Albany Law School)                                             5.000    07/01/2037            311,941
-----------------------------------------------------------------------------------------------------------------------------------
      1,420,000   Albany IDA (Albany Medical Center)                                         6.000    05/01/2019          1,453,555
-----------------------------------------------------------------------------------------------------------------------------------
      2,460,000   Albany IDA (Albany Medical Center)                                         6.000    05/01/2029          2,514,391
-----------------------------------------------------------------------------------------------------------------------------------
        340,000   Albany IDA (Albany Municipal Golf Course Clubhouse)                        7.500    05/01/2012            343,373
-----------------------------------------------------------------------------------------------------------------------------------
        845,000   Albany IDA (Albany Rehabilitation)                                         8.375    06/01/2023            880,152
-----------------------------------------------------------------------------------------------------------------------------------
      3,125,000   Albany IDA (Brighter Choice Charter School)                                5.000    04/01/2027          3,135,531
-----------------------------------------------------------------------------------------------------------------------------------
      1,350,000   Albany IDA (Brighter Choice Charter School)                                5.000    04/01/2032          1,351,445
-----------------------------------------------------------------------------------------------------------------------------------
        900,000   Albany IDA (Brighter Choice Charter School)                                5.000    04/01/2037            897,858
-----------------------------------------------------------------------------------------------------------------------------------
      7,005,000   Albany IDA (Charitable Leadership)                                         5.750    07/01/2026          7,324,498
-----------------------------------------------------------------------------------------------------------------------------------
      3,730,000   Albany IDA (Daughters of Sarah Nursing Home)                               5.375    10/20/2030          3,940,596
-----------------------------------------------------------------------------------------------------------------------------------
      2,335,000   Albany IDA (Hampton Plaza)                                                 6.250    03/15/2018          2,355,431
-----------------------------------------------------------------------------------------------------------------------------------
        900,000   Albany IDA (New Covenant Charter School)                                   7.000    05/01/2025            766,440
-----------------------------------------------------------------------------------------------------------------------------------
      1,285,000   Albany IDA (Sage Colleges)                                                 5.250    04/01/2019          1,300,818
-----------------------------------------------------------------------------------------------------------------------------------
      1,760,000   Albany IDA (Sage Colleges)                                                 5.300    04/01/2029          1,782,845
-----------------------------------------------------------------------------------------------------------------------------------
      1,120,000   Albany Parking Authority                                                   5.625    07/15/2020          1,176,504
-----------------------------------------------------------------------------------------------------------------------------------
        895,000   Albany Parking Authority                                                   5.625    07/15/2025            939,813
-----------------------------------------------------------------------------------------------------------------------------------
      1,770,000   Albany Parking Authority 1                                                 7.052 2  11/01/2017          1,034,246
-----------------------------------------------------------------------------------------------------------------------------------
      5,700,000   Allegany County IDA (Houghton College)                                     5.250    01/15/2024          5,772,561
-----------------------------------------------------------------------------------------------------------------------------------
        925,000   Amherst IDA (Asbury Pointe)                                                5.800    02/01/2015            920,912
-----------------------------------------------------------------------------------------------------------------------------------
         10,000   Amherst IDA (Asbury Pointe)                                                6.000    02/01/2023              9,969
-----------------------------------------------------------------------------------------------------------------------------------
      3,000,000   Amherst IDA (Asbury Pointe)                                                6.000    02/01/2029          2,967,240
-----------------------------------------------------------------------------------------------------------------------------------
      4,800,000   Amherst IDA (Beechwood Health Care Center) 3                               5.200    01/01/2040          4,774,608
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Amherst IDA (UBF Faculty-Student Hsg. Corp.)                               5.250    08/01/2031             26,301
-----------------------------------------------------------------------------------------------------------------------------------
      3,150,000   Appleridge Retirement Community                                            5.750    09/01/2041          3,312,414
-----------------------------------------------------------------------------------------------------------------------------------
        485,000   Babylon IDA (WWH Ambulance)                                                7.375    09/15/2008            486,334
-----------------------------------------------------------------------------------------------------------------------------------
        810,000   Bethlehem Water System                                                     5.250    03/01/2018            846,661
-----------------------------------------------------------------------------------------------------------------------------------
        855,000   Bethlehem Water System                                                     5.375    03/01/2019            896,827
-----------------------------------------------------------------------------------------------------------------------------------
        905,000   Bethlehem Water System                                                     5.375    03/01/2020            948,304
-----------------------------------------------------------------------------------------------------------------------------------
        955,000   Bethlehem Water System                                                     5.500    03/01/2021          1,007,659
-----------------------------------------------------------------------------------------------------------------------------------
        505,000   Bethlehem Water System                                                     5.500    03/01/2022            532,583
-----------------------------------------------------------------------------------------------------------------------------------
      1,065,000   Blauvelt Volunteer Fire Company                                            6.250    10/15/2017          1,082,466
-----------------------------------------------------------------------------------------------------------------------------------
        900,000   Bleeker Terrace HDC                                                        8.750    07/01/2007            900,126
-----------------------------------------------------------------------------------------------------------------------------------
   1,250,000      Brookhaven IDA (St. Joseph's College)                                      6.000    12/01/2020          1,269,425


                         21 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                               VALUE
         AMOUNT                                                                             COUPON      MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     2,425,000   Brookhaven IDA (Stony Brook Foundation)                                    6.500%   11/01/2020      $   2,548,724
-----------------------------------------------------------------------------------------------------------------------------------
         65,000   Broome County IDA (University Plaza)                                       5.000    08/01/2025             66,005
-----------------------------------------------------------------------------------------------------------------------------------
      3,030,000   Broome County IDA (University Plaza)                                       5.000    08/01/2036          3,051,422
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000   Broome County IDA (University Plaza)                                       5.100    08/01/2030          1,019,250
-----------------------------------------------------------------------------------------------------------------------------------
      1,250,000   Broome County IDA (University Plaza)                                       5.100    08/01/2036          1,268,050
-----------------------------------------------------------------------------------------------------------------------------------
      3,000,000   Broome County IDA (University Plaza)                                       5.200    08/01/2030          3,079,950
-----------------------------------------------------------------------------------------------------------------------------------
      4,450,000   Broome County IDA (University Plaza)                                       5.200    08/01/2036          4,547,099
-----------------------------------------------------------------------------------------------------------------------------------
      3,000,000   Bushnell Basin Fire Assoc. (Volunteer Fire Dept.)                          5.750    11/01/2030          3,042,420
-----------------------------------------------------------------------------------------------------------------------------------
        915,000   Canton Human Services Initiatives                                          5.700    09/01/2024            966,881
-----------------------------------------------------------------------------------------------------------------------------------
      1,155,000   Canton Human Services Initiatives                                          5.750    09/01/2032          1,219,241
-----------------------------------------------------------------------------------------------------------------------------------
        600,000   Capital District Youth Center                                              6.000    02/01/2017            612,744
-----------------------------------------------------------------------------------------------------------------------------------
        500,000   Carnegie Redevel. Corp. 1                                                  7.000    09/01/2021            501,940
-----------------------------------------------------------------------------------------------------------------------------------
      4,295,000   Cattaraugus County IDA (Olean General Hospital)                            5.250    08/01/2023          4,387,385
-----------------------------------------------------------------------------------------------------------------------------------
      1,465,000   Cattaraugus County IDA (St. Bonaventure University)                        5.450    09/15/2019          1,498,607
-----------------------------------------------------------------------------------------------------------------------------------
      2,900,000   Chautauqua County IDA (Jamestown Community College)                        5.250    08/01/2028          2,958,174
-----------------------------------------------------------------------------------------------------------------------------------
        440,000   Chautauqua County IDA (Jamestown Devel. Corp.)                             7.125    11/01/2008            447,669
-----------------------------------------------------------------------------------------------------------------------------------
      3,395,000   Chautauqua County IDA (Jamestown Devel. Corp.)                             7.125    11/01/2018          3,523,942
-----------------------------------------------------------------------------------------------------------------------------------
      1,900,000   Chautauqua County IDA
                  (Woman's Christian Assoc. of Jamestown)                                    6.400    11/15/2029          1,979,667
-----------------------------------------------------------------------------------------------------------------------------------
         95,000   Chautauqua Utility District                                                5.000    06/01/2023             97,507
-----------------------------------------------------------------------------------------------------------------------------------
        105,000   Chautauqua Utility District                                                5.000    06/01/2025            107,232
-----------------------------------------------------------------------------------------------------------------------------------
      3,250,000   Chemung County IDA (Arnot Ogden Medical Center)                            5.000    11/01/2029          3,294,720
-----------------------------------------------------------------------------------------------------------------------------------
      1,915,000   Chemung County IDA (Arnot Ogden Medical Center)                            5.000    11/01/2029          1,941,350
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000   Chemung County IDA (Arnot Ogden Medical Center)                            5.000    11/01/2034          1,011,570
-----------------------------------------------------------------------------------------------------------------------------------
      1,455,000   Chemung County IDA (Arnot Ogden Medical Center)                            5.000    11/01/2034          1,471,834
-----------------------------------------------------------------------------------------------------------------------------------
      1,225,000   Chemung County IDA (Hathorn Redevel. Company)                              4.850    07/01/2023          1,233,526
-----------------------------------------------------------------------------------------------------------------------------------
      1,515,000   Chemung County IDA (Hathorn Redevel. Company)                              5.000    07/01/2033          1,535,543
-----------------------------------------------------------------------------------------------------------------------------------
      5,480,000   Chemung County IDA (St. Joseph's Hospital)                                 6.000    01/01/2013          5,489,590
-----------------------------------------------------------------------------------------------------------------------------------
      5,675,000   Chemung County IDA (St. Joseph's Hospital)                                 6.350    01/01/2013          5,754,847
-----------------------------------------------------------------------------------------------------------------------------------
      4,910,000   Chemung County IDA (St. Joseph's Hospital)                                 6.500    01/01/2019          4,989,297
-----------------------------------------------------------------------------------------------------------------------------------
      1,425,000   Clifton Springs Hospital & Clinic                                          7.650    01/01/2012          1,455,723
-----------------------------------------------------------------------------------------------------------------------------------
      2,735,000   Clifton Springs Hospital & Clinic                                          8.000    01/01/2020          2,739,896
-----------------------------------------------------------------------------------------------------------------------------------
         35,000   Cohoes GO                                                                  6.200    03/15/2012             35,613
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Cohoes GO                                                                  6.200    03/15/2013             25,421
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Cohoes GO                                                                  6.250    03/15/2014             25,428
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Cohoes GO                                                                  6.250    03/15/2015             25,412
-----------------------------------------------------------------------------------------------------------------------------------
         25,000   Cohoes GO                                                                  6.250    03/15/2016             25,400
-----------------------------------------------------------------------------------------------------------------------------------
      1,585,000   Columbia County IDA (Berkshire Farms)                                      7.500    12/15/2014          1,593,210
-----------------------------------------------------------------------------------------------------------------------------------
      3,300,000   Corinth IDA (International Paper Company)                                  5.750    02/01/2022          3,439,623
-----------------------------------------------------------------------------------------------------------------------------------
         40,000   Corinth IDA (International Paper Company)                                  5.850    12/01/2020             40,934
-----------------------------------------------------------------------------------------------------------------------------------
      5,370,000   Cortland County IDA (Cortland Memorial Hospital)                           5.250    07/01/2032          5,569,871


                         22 | ROCHESTER FUND MUNICIPALS

      PRINCIPAL                                                                                                               VALUE
         AMOUNT                                                                             COUPON      MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       155,000   Dutchess County IDA
                  (Astor Learning Center Civic Facility)                                     5.150%   11/01/2024      $     159,146
-----------------------------------------------------------------------------------------------------------------------------------
      2,320,000   Dutchess County IDA (Elant Fishkill)                                       5.250    01/01/2037          2,305,523
-----------------------------------------------------------------------------------------------------------------------------------
        280,000   Dutchess County IDA (IBM Corp.)                                            5.450    12/01/2029            288,786
-----------------------------------------------------------------------------------------------------------------------------------
        900,000   Dutchess County IDA (St. Francis Hospital)                                 7.500    03/01/2029            991,953
-----------------------------------------------------------------------------------------------------------------------------------
      2,200,000   Dutchess County IDA (Vassar Brothers Hospital)                             6.500    04/01/2020          2,335,036
-----------------------------------------------------------------------------------------------------------------------------------
      5,635,000   Dutchess County IDA (Vassar Brothers Hospital)                             6.500    04/01/2030          5,980,876
-----------------------------------------------------------------------------------------------------------------------------------
      1,000,000   Dutchess County Water & Wastewater Authority                               5.400 2  06/01/2027            388,690
-----------------------------------------------------------------------------------------------------------------------------------
      3,280,000   East Rochester Hsg. Authority (Episcopal Senior Hsg.)                      7.750    10/01/2032          3,489,723
-----------------------------------------------------------------------------------------------------------------------------------
      1,355,000   East Rochester Hsg. Authority (Gates Senior Hsg.) 4                        6.125    04/20/2043          1,471,137
-----------------------------------------------------------------------------------------------------------------------------------
      1,400,000   East Rochester Hsg. Authority
                  (Genesee Valley Nursing Home)                                              5.200    12/20/2024          1,457,302
-----------------------------------------------------------------------------------------------------------------------------------
      2,520,000   East Rochester Hsg. Authority (Jefferson Park Apartments)                  6.750    03/01/2030          2,633,702
-----------------------------------------------------------------------------------------------------------------------------------
      2,000,000   East Rochester Hsg. Authority (Linden Knoll) 4                             5.350    02/01/2038          2,017,420
-----------------------------------------------------------------------------------------------------------------------------------
     16,210,000   East Rochester Hsg. Authority (St. John's Meadows)                         5.000    02/15/2047         16,509,399
-----------------------------------------------------------------------------------------------------------------------------------
      4,095,000   East Rochester Hsg. Authority (St. John's Meadows)                         5.950    08/01/2027          4,181,159
-----------------------------------------------------------------------------------------------------------------------------------
      1,700,000   East Rochester Hsg. Authority (Woodland Village)                           5.500    08/01/2033          1,731,722
-----------------------------------------------------------------------------------------------------------------------------------
        190,000   Erie County IDA (Air Cargo)                                                8.250    10/01/2007            190,551
-----------------------------------------------------------------------------------------------------------------------------------
      2,380,000   Erie County IDA (Air Cargo)                                                8.500    10/01/2015          2,405,347
-----------------------------------------------------------------------------------------------------------------------------------
      4,000,000   Erie County IDA (Charter School Applied Tech)                              6.750    06/01/2025          4,229,280
-----------------------------------------------------------------------------------------------------------------------------------
      7,000,000   Erie County IDA (Charter School Applied Tech)                              6.875    06/01/2035          7,412,300
-----------------------------------------------------------------------------------------------------------------------------------
      1,960,000   Erie County IDA (DePaul Properties)                                        5.750    09/01/2028          1,839,048
-----------------------------------------------------------------------------------------------------------------------------------
      2,765,000   Erie County IDA (DePaul Properties)                                        6.500    09/01/2018          2,844,328
-----------------------------------------------------------------------------------------------------------------------------------
     35,000,000   Erie County IDA (Great Lakes) 5,10                                         7.500    12/01/2025         10,517,150
-----------------------------------------------------------------------------------------------------------------------------------
     11,310,000   Erie County IDA (Medaille College)                                         7.625    04/01/2035         12,711,422
-----------------------------------------------------------------------------------------------------------------------------------
      3,515,000   Erie County IDA (Medaille College)                                         8.250    11/01/2026          3,897,748
-----------------------------------------------------------------------------------------------------------------------------------
      5,250,000   Erie County IDA (Orchard Park)                                             6.000    11/15/2036          5,534,340
-----------------------------------------------------------------------------------------------------------------------------------
      7,000,000   Erie County IDA (Orchard Park CCRC)                                        6.000    11/15/2026          7,400,330
-----------------------------------------------------------------------------------------------------------------------------------
      9,600,000   Erie County IDA (The Episcopal Church Home)                                6.000    02/01/2028          9,846,144
-----------------------------------------------------------------------------------------------------------------------------------
      3,170,000   Erie County Sewer District 4                                               5.000    06/01/2029          3,290,111
-----------------------------------------------------------------------------------------------------------------------------------
      2,630,000   Erie County Sewer District 4                                               5.000    12/01/2030          2,727,783
-----------------------------------------------------------------------------------------------------------------------------------
      1,360,000   Erie County Sewer District 4                                               5.000    12/01/2035          1,406,702
-----------------------------------------------------------------------------------------------------------------------------------
     25,300,000   Erie County Tobacco Asset Securitization Corp. 6                           5.000    06/01/2038         25,488,157
-----------------------------------------------------------------------------------------------------------------------------------
     72,385,000   Erie County Tobacco Asset Securitization Corp. 6                           5.000    06/01/2045         72,602,502
-----------------------------------------------------------------------------------------------------------------------------------
     36,360,000   Erie County Tobacco Asset Securitization Corp.                             5.000    06/01/2038         36,630,518
-----------------------------------------------------------------------------------------------------------------------------------
      5,610,000   Erie County Tobacco Asset Securitization Corp.                             5.000    06/01/2045          5,626,886
-----------------------------------------------------------------------------------------------------------------------------------
     72,000,000   Erie County Tobacco Asset Securitization Corp.                             5.986 2  06/01/2047          7,159,680
-----------------------------------------------------------------------------------------------------------------------------------
    135,000,000   Erie County Tobacco Asset Securitization Corp.                             6.486 2  06/01/2050          9,652,500
-----------------------------------------------------------------------------------------------------------------------------------
    150,000,000   Erie County Tobacco Asset Securitization Corp.                             6.751 2  06/01/2055          6,234,000
-----------------------------------------------------------------------------------------------------------------------------------
  1,024,000,000   Erie County Tobacco Asset Securitization Corp.                             7.650 2  06/01/2060         20,981,760
-----------------------------------------------------------------------------------------------------------------------------------
      2,300,000   Essex County IDA (International Paper Company) 4                           6.450    11/15/2023          2,406,030


                         23 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                  VALUE
      AMOUNT                                                                COUPON        MATURITY       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     40,000   Essex County IDA (Moses Ludington Nursing Home)               6.200%     02/01/2030    $      42,910
-------------------------------------------------------------------------------------------------------------------
   5,000,000   Essex County IDA (Moses Ludington Nursing Home)               6.375      02/01/2050        5,388,900
-------------------------------------------------------------------------------------------------------------------
      60,000   Essex County IDA (Moses Ludington Nursing Home)               9.000      02/01/2008           60,664
-------------------------------------------------------------------------------------------------------------------
     975,000   Essex County IDA (North Country Community College
               Foundation)                                                   5.000      06/01/2020          986,086
-------------------------------------------------------------------------------------------------------------------
     320,000   Essex County IDA (North Country Community College
               Foundation)                                                   5.000      06/01/2020          323,638
-------------------------------------------------------------------------------------------------------------------
   1,235,000   Essex County IDA (North Country Community College
               Foundation)                                                   5.200      06/01/2025        1,253,611
-------------------------------------------------------------------------------------------------------------------
     410,000   Essex County IDA (North Country Community College
               Foundation)                                                   5.200      06/01/2025          416,179
-------------------------------------------------------------------------------------------------------------------
   1,100,000   Essex County IDA (North Country Community College
               Foundation)                                                   5.300      06/01/2035        1,116,654
-------------------------------------------------------------------------------------------------------------------
   4,550,000   Essex County IDA Solid Waste Disposal (International Paper
               Company)                                                      5.200      12/01/2023        4,625,166
-------------------------------------------------------------------------------------------------------------------
   4,440,000   Essex County IDA Solid Waste Disposal (International Paper
               Company)                                                      5.200      03/01/2028        4,482,757
-------------------------------------------------------------------------------------------------------------------
   1,850,000   Essex County IDA Solid Waste Disposal (International Paper
               Company) 4                                                    5.500      08/15/2022        1,888,425
-------------------------------------------------------------------------------------------------------------------
   1,625,000   Essex County IDA Solid Waste Disposal (International Paper
               Company) 4                                                    5.500      10/01/2026        1,671,459
-------------------------------------------------------------------------------------------------------------------
   5,680,000   Franklin County IDA (Adirondack Medical Center)               5.500      12/01/2029        5,919,412
-------------------------------------------------------------------------------------------------------------------
     900,000   Franklin County IDA (North Country Community College
               Foundation)                                                   5.200      06/01/2025          913,563
-------------------------------------------------------------------------------------------------------------------
   1,000,000   Genesee County IDA (United Memorial Medical Center)           5.000      12/01/2027          972,530
-------------------------------------------------------------------------------------------------------------------
     135,000   Glen Cove IDA (SLCD)                                          6.875      07/01/2008          135,497
-------------------------------------------------------------------------------------------------------------------
   3,775,000   Glen Cove IDA (SLCD)                                          7.375      07/01/2023        3,914,260
-------------------------------------------------------------------------------------------------------------------
   1,270,000   Green Island Power Authority                                  5.125      12/15/2024        1,278,179
-------------------------------------------------------------------------------------------------------------------
   2,795,000   Green Island Power Authority                                  6.000      12/15/2020        2,955,517
-------------------------------------------------------------------------------------------------------------------
   1,695,000   Green Island Power Authority                                  6.000      12/15/2025        1,789,547
-------------------------------------------------------------------------------------------------------------------
   2,500,000   Hempstead IDA (Adelphi University)                            5.500      06/01/2032        2,636,825
-------------------------------------------------------------------------------------------------------------------
     275,000   Hempstead IDA (Dentaco Corp.)                                 7.250      11/01/2012          292,188
-------------------------------------------------------------------------------------------------------------------
   1,270,000   Hempstead IDA (Dentaco Corp.)                                 8.250      11/01/2025        1,366,495
-------------------------------------------------------------------------------------------------------------------
   2,925,000   Hempstead IDA (Engel Burman Senior Hsg.)                      6.250      11/01/2010        3,059,521
-------------------------------------------------------------------------------------------------------------------
  18,825,000   Hempstead IDA (Engel Burman Senior Hsg.)                      6.750      11/01/2024       19,888,048
-------------------------------------------------------------------------------------------------------------------
   1,285,000   Hempstead IDA (Franklin Hospital Medical Center)              5.750      11/01/2008        1,284,075
-------------------------------------------------------------------------------------------------------------------
   9,375,000   Hempstead IDA (Franklin Hospital Medical Center)              6.375      11/01/2018        9,488,813
-------------------------------------------------------------------------------------------------------------------
   8,865,000   Hempstead IDA (Franklin Hospital Medical Center)              7.750      11/01/2022        9,648,843
-------------------------------------------------------------------------------------------------------------------
   2,480,000   Hempstead IDA (Hungry Harbor Associates)                      8.000      05/01/2044        2,873,278
-------------------------------------------------------------------------------------------------------------------
   4,730,000   Hempstead IDA (Hungry Harbor Associates)                      8.000      05/01/2044        5,480,083
-------------------------------------------------------------------------------------------------------------------
  12,395,000   Hempstead IDA (Hungry Harbor Associates)                      8.000      05/01/2044       14,360,599
-------------------------------------------------------------------------------------------------------------------
   6,355,000   Hempstead IDA (South Shore Y JCC)                             6.750      11/01/2024        6,194,091
-------------------------------------------------------------------------------------------------------------------
     840,000   Hempstead Village GO                                          5.000      07/01/2020          855,397


                         24 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                                  VALUE
      AMOUNT                                                                COUPON         MATURITY      SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  1,025,000   Hempstead Village GO 4                                        5.000%      07/01/2021   $   1,042,558
-------------------------------------------------------------------------------------------------------------------
   1,270,000   Hempstead Village GO 4                                        5.000       07/01/2022       1,291,006
-------------------------------------------------------------------------------------------------------------------
   4,310,000   Herkimer County IDA (Burrows Paper)                           8.000       01/01/2009       4,319,051
-------------------------------------------------------------------------------------------------------------------
   3,225,000   Herkimer County IDA (Folts Adult Home)                        5.500       03/20/2040       3,522,474
---------------------------------------------------------------------------- --------------------------------------
   1,000,000   Herkimer County IDA (Herkimer County College Foundation) 4    6.250       08/01/2034       1,067,300
---------------------------------------------------------------------------- --------------------------------------
   1,285,000   Herkimer County IDA (Herkimer County College Foundation) 4    6.400       11/01/2020       1,349,404
---------------------------------------------------------------------------- --------------------------------------
   2,000,000   Herkimer County IDA (Herkimer County College Foundation) 4    6.500       11/01/2030       2,089,860
-------------------------------------------------------------------------------------------------------------------
     215,000   Herkimer Hsg. Authority                                       7.150       03/01/2011         215,439
-------------------------------------------------------------------------------------------------------------------
     990,000   Hudson IDA (Have, Inc.)                                       8.125       12/01/2017       1,033,461
-------------------------------------------------------------------------------------------------------------------
   1,255,000   Hudson IDA (Hudson Fabrics) 4                                 6.750       11/01/2024       1,287,705
-------------------------------------------------------------------------------------------------------------------
  16,035,000   Hudson Yards Infrastructure Corp.                             4.500       02/15/2047      15,193,163
-------------------------------------------------------------------------------------------------------------------
 704,130,000   Hudson Yards Infrastructure Corp.                             5.000       02/15/2047     719,916,595
-------------------------------------------------------------------------------------------------------------------
     145,000   Huntington Hsg. Authority (GJSR)                              5.875       05/01/2019         148,067
-------------------------------------------------------------------------------------------------------------------
   1,000,000   Huntington Hsg. Authority (GJSR)                              6.000       05/01/2029       1,025,930
-------------------------------------------------------------------------------------------------------------------
   8,500,000   Huntington Hsg. Authority (GJSR)                              6.000       05/01/2039       8,701,450
-------------------------------------------------------------------------------------------------------------------
     795,000   Islip IDA (Leeway School)                                     9.000       08/01/2021         797,520
-------------------------------------------------------------------------------------------------------------------
  17,985,000   Islip IDA (Southside Hospital Civic Facilities)               7.750       12/01/2022      19,073,093
-------------------------------------------------------------------------------------------------------------------
   9,695,000   Islip IDA (United Cerebral Palsy Assoc.) 1                    6.250       12/01/2031       9,618,797
-------------------------------------------------------------------------------------------------------------------
   1,125,000   Islip IDA (United Cerebral Palsy Assoc.)                      6.250       12/01/2031       1,116,158
-------------------------------------------------------------------------------------------------------------------
   1,100,000   Islip Res Rec, Series E 4                                     5.750       07/01/2020       1,192,653
-------------------------------------------------------------------------------------------------------------------
   1,315,000   Islip Res Rec, Series E 4                                     5.750       07/01/2021       1,426,578
-------------------------------------------------------------------------------------------------------------------
   1,000,000   Islip Res Rec, Series E 4                                     5.750       07/01/2023       1,086,110
---------------------------------------------------------------------------- --------------------------------------
   3,000,000   Kenmore Hsg. Authority (SUNY at Buffalo)                      5.500       08/01/2024       3,123,210
-------------------------------------------------------------------------------------------------------------------
  11,645,000   L.I. Power Authority, Series A 6                              5.250       09/01/2028      12,257,908
-------------------------------------------------------------------------------------------------------------------
     275,000   L.I. Power Authority, Series A                                5.000       09/01/2027         282,370
-------------------------------------------------------------------------------------------------------------------
  24,130,000   L.I. Power Authority, Series A                                5.125       09/01/2029      24,663,997
-------------------------------------------------------------------------------------------------------------------
      60,000   L.I. Power Authority, Series A                                5.125       09/01/2029          61,892
-------------------------------------------------------------------------------------------------------------------
   1,350,000   L.I. Power Authority, Series B 4                              5.000       12/01/2035       1,393,592
-------------------------------------------------------------------------------------------------------------------
  74,880,000   L.I. Power Authority, Series C                                5.000       09/01/2035      77,067,994
-------------------------------------------------------------------------------------------------------------------
     100,000   Lowville GO                                                   7.200       09/15/2012         114,248
-------------------------------------------------------------------------------------------------------------------
     100,000   Lowville GO                                                   7.200       09/15/2013         116,273
-------------------------------------------------------------------------------------------------------------------
     100,000   Lowville GO                                                   7.200       09/15/2014         118,271
-------------------------------------------------------------------------------------------------------------------
   3,830,000   Lyons Community Health Initiatives Corp.                      5.550       09/01/2024       4,025,483
-------------------------------------------------------------------------------------------------------------------
   4,405,000   Macleay Hsg. Corp. (Larchmont Woods) 4                        8.500       01/01/2031       4,575,914
-------------------------------------------------------------------------------------------------------------------
     750,000   Madison County IDA (Morrisville State College Foundation)     5.000       06/01/2028         777,000
-------------------------------------------------------------------------------------------------------------------
   1,100,000   Madison County IDA (Morrisville State College Foundation)     5.000       06/01/2032       1,137,147
-------------------------------------------------------------------------------------------------------------------
   1,290,000   Madison County IDA (Oneida Healthcare Center)                 5.300       02/01/2021       1,338,749


                         25 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                  VALUE
      AMOUNT                                                                COUPON        MATURITY       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  5,500,000   Madison County IDA (Oneida Healthcare Center)                 5.350%     02/01/2031    $   5,706,305
-------------------------------------------------------------------------------------------------------------------
   2,605,000   Middletown Hsg. Authority (Summitfield & Moore Heights)       4.800      07/01/2039        2,504,160
-------------------------------------------------------------------------------------------------------------------
     690,000   Middletown IDA (Flanagan Design & Display)                    7.500      11/01/2018          719,429
-------------------------------------------------------------------------------------------------------------------
   3,955,000   Middletown IDA (Southwinds Retirement Home)                   6.375      03/01/2018        4,005,426
-------------------------------------------------------------------------------------------------------------------
     240,000   Middletown IDA (YMCA)                                         6.250      11/01/2009          242,158
-------------------------------------------------------------------------------------------------------------------
   1,255,000   Middletown IDA (YMCA)                                         7.000      11/01/2019        1,274,239
-------------------------------------------------------------------------------------------------------------------
     170,000   Monroe County COP                                             8.050      01/01/2011          172,640
-------------------------------------------------------------------------------------------------------------------
     570,000   Monroe County IDA (Canal Ponds)                               7.000      06/15/2013          583,344
-------------------------------------------------------------------------------------------------------------------
      50,000   Monroe County IDA (Cloverwood Senior Living)                  6.750      05/01/2023           49,420
-------------------------------------------------------------------------------------------------------------------
   1,000,000   Monroe County IDA (Cloverwood Senior Living)                  6.875      05/01/2033          992,110
-------------------------------------------------------------------------------------------------------------------
     908,129   Monroe County IDA (Cottrone Devel.)                           9.500      12/01/2010          914,704
-------------------------------------------------------------------------------------------------------------------
     950,000   Monroe County IDA (Dayton Rogers Manufacturing)               6.100      12/01/2009          966,521
-------------------------------------------------------------------------------------------------------------------
   4,225,000   Monroe County IDA (DePaul Community Facilities)               5.875      02/01/2028        4,033,227
-------------------------------------------------------------------------------------------------------------------
   5,320,000   Monroe County IDA (DePaul Community Facilities)               5.950      08/01/2028        5,121,990
-------------------------------------------------------------------------------------------------------------------
     725,000   Monroe County IDA (DePaul Community Facilities)               6.450      02/01/2014          726,501
-------------------------------------------------------------------------------------------------------------------
   1,285,000   Monroe County IDA (DePaul Community Facilities)               6.500      02/01/2024        1,287,583
-------------------------------------------------------------------------------------------------------------------
   4,485,000   Monroe County IDA (DePaul Properties)                         6.150      09/01/2021        4,434,454
-------------------------------------------------------------------------------------------------------------------
   1,000,000   Monroe County IDA (Highland Hospital of Rochester)            5.000      08/01/2022        1,006,900
-------------------------------------------------------------------------------------------------------------------
   1,250,000   Monroe County IDA (Highland Hospital of Rochester)            5.000      08/01/2025        1,255,313
-------------------------------------------------------------------------------------------------------------------
     535,000   Monroe County IDA (Melles Griot)                              9.500      12/01/2009          542,806
------------------------------------------------------------------------------------------------------- -----------
     300,000   Monroe County IDA (Morrell/Morrell)                           7.000      12/01/2007          300,114
-------------------------------------------------------------------------------------------------------------------
   2,525,000   Monroe County IDA (Parma Senior Hsg. Assoc.)                  6.500      12/01/2042        2,542,877
-------------------------------------------------------------------------------------------------------------------
   4,330,000   Monroe County IDA (Piano Works)                               7.625      11/01/2016        4,420,064
-------------------------------------------------------------------------------------------------------------------
   2,890,000   Monroe County IDA (Rochester Institute of Technology)         5.375      04/01/2029        2,936,818
-------------------------------------------------------------------------------------------------------------------
   1,000,000   Monroe County IDA (Southview Towers)                          6.125      02/01/2020        1,052,670
-------------------------------------------------------------------------------------------------------------------
   1,465,000   Monroe County IDA (St. John Fisher College)                   5.200      06/01/2019        1,522,911
-------------------------------------------------------------------------------------------------------------------
   2,190,000   Monroe County IDA (St. John Fisher College)                   5.250      06/01/2026        2,277,359
-------------------------------------------------------------------------------------------------------------------
   3,075,000   Monroe County IDA (St. John Fisher College)                   5.375      06/01/2024        3,182,379
-------------------------------------------------------------------------------------------------------------------
   2,175,000   Monroe County IDA (Summit at Brighton)                        5.375      07/01/2032        2,191,639
-------------------------------------------------------------------------------------------------------------------
   3,660,000   Monroe County IDA (Summit at Brighton)                        5.500      07/01/2027        3,734,335
-------------------------------------------------------------------------------------------------------------------
     910,000   Monroe County IDA (Volunteers of America)                     5.700      08/01/2018          921,484
-------------------------------------------------------------------------------------------------------------------
   2,765,000   Monroe County IDA (Volunteers of America)                     5.750      08/01/2028        2,780,429
-------------------------------------------------------------------------------------------------------------------
 650,000,000   Monroe County Tobacco Asset Securitization Corp. (TASC)       7.701 2    06/01/2061       12,109,500
-------------------------------------------------------------------------------------------------------------------
   2,265,000   Monroe Newpower Corp.                                         5.500      01/01/2034        2,334,422
-------------------------------------------------------------------------------------------------------------------
     580,000   Monroe Newpower Corp.                                         5.625      01/01/2026          607,254
-------------------------------------------------------------------------------------------------------------------
     500,000   Mount Vernon IDA (Kings Court)                                5.200      12/01/2033          501,840
-------------------------------------------------------------------------------------------------------------------
   3,275,000   Mount Vernon IDA (Macedonia Towers) 4                         5.200      12/01/2033        3,287,052
-------------------------------------------------------------------------------------------------------------------
   2,295,000   Mount Vernon IDA (Meadowview)                                 6.150      06/01/2019        2,368,073
-------------------------------------------------------------------------------------------------------------------
   2,600,000   Mount Vernon IDA (Meadowview)                                 6.200      06/01/2029        2,678,052


                         26 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                                  VALUE
      AMOUNT                                                                COUPON        MATURITY       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  8,895,000   MTA Service Contract, Series A 6                              5.125%     01/01/2024    $   9,260,368
-------------------------------------------------------------------------------------------------------------------
  15,895,000   MTA Service Contract, Series A                                5.125      01/01/2024       16,548,920
-------------------------------------------------------------------------------------------------------------------
 162,430,000   MTA Service Contract, Series A                                5.125      01/01/2029      167,668,368
-------------------------------------------------------------------------------------------------------------------
  20,000,000   MTA Service Contract, Series A                                5.750      07/01/2031       21,414,400
-------------------------------------------------------------------------------------------------------------------
  33,290,000   MTA Service Contract, Series B                                5.250      01/01/2031       34,526,058
-------------------------------------------------------------------------------------------------------------------
   8,400,000   MTA, Series A 6                                               4.500      11/15/2034        8,103,480
-------------------------------------------------------------------------------------------------------------------
   7,650,000   MTA, Series A 6                                               5.000      11/15/2020        7,859,756
-------------------------------------------------------------------------------------------------------------------
  56,800,000   MTA, Series A 6                                               5.000      11/15/2028       58,438,680
-------------------------------------------------------------------------------------------------------------------
  71,575,000   MTA, Series A 6                                               5.000      11/15/2030       73,384,037
-------------------------------------------------------------------------------------------------------------------
   8,500,000   MTA, Series A 6                                               5.000      11/15/2032        8,705,148
-------------------------------------------------------------------------------------------------------------------
   3,100,000   MTA, Series A                                                 5.000      11/15/2025        3,213,770
-------------------------------------------------------------------------------------------------------------------
  14,500,000   MTA, Series A                                                 5.000      11/15/2031       14,998,510
-------------------------------------------------------------------------------------------------------------------
      20,000   MTA, Series A                                                 5.000      11/15/2032           20,548
-------------------------------------------------------------------------------------------------------------------
  64,655,000   MTA, Series A                                                 5.000      11/15/2035       66,479,564
-------------------------------------------------------------------------------------------------------------------
  42,295,000   MTA, Series A                                                 5.125      11/15/2031       43,618,411
-------------------------------------------------------------------------------------------------------------------
   6,000,000   MTA, Series B 4                                               4.750      11/15/2026        6,079,020
-------------------------------------------------------------------------------------------------------------------
  50,000,000   MTA, Series B                                                 4.750      11/15/2031       50,016,000
-------------------------------------------------------------------------------------------------------------------
      25,000   MTA, Series B                                                 5.000      01/01/2031           25,616
-------------------------------------------------------------------------------------------------------------------
  54,900,000   MTA, Series B                                                 5.000      11/15/2031       56,505,825
-------------------------------------------------------------------------------------------------------------------
  34,845,000   MTA, Series E                                                 5.250      11/15/2031       36,264,934
-------------------------------------------------------------------------------------------------------------------
  30,000,000   MTA, Series F 6                                               5.000      11/15/2031       30,753,600
-------------------------------------------------------------------------------------------------------------------
   9,785,000   MTA, Series F                                                 5.000      11/15/2030       10,057,512
-------------------------------------------------------------------------------------------------------------------
 145,490,000   MTA, Series F                                                 5.000      11/15/2035      149,134,525
-------------------------------------------------------------------------------------------------------------------
     802,824   Municipal Assistance Corp. for Troy 4                         5.733 2    07/15/2021          431,494
-------------------------------------------------------------------------------------------------------------------
   1,218,573   Municipal Assistance Corp. for Troy 4                         5.741 2    01/15/2022          637,911
-------------------------------------------------------------------------------------------------------------------
     855,000   Nassau County IDA (ALIA-ACDS)                                 7.500      06/01/2015          915,782
-------------------------------------------------------------------------------------------------------------------
   2,975,000   Nassau County IDA (ALIA-ACLD)                                 6.250      09/01/2022        3,070,408
-------------------------------------------------------------------------------------------------------------------
     210,000   Nassau County IDA (ALIA-ACLD)                                 7.125      06/01/2017          225,061
-------------------------------------------------------------------------------------------------------------------
     320,000   Nassau County IDA (ALIA-ACLD)                                 7.500      06/01/2015          342,749
-------------------------------------------------------------------------------------------------------------------
   5,460,000   Nassau County IDA (ALIA-CSMR)                                 7.000      11/01/2016        5,841,545
-------------------------------------------------------------------------------------------------------------------
   3,115,000   Nassau County IDA (ALIA-CSMR)                                 7.125      06/01/2017        3,338,408
-------------------------------------------------------------------------------------------------------------------
   1,600,000   Nassau County IDA (ALIA-CSMR)                                 7.500      06/01/2015        1,713,744
-------------------------------------------------------------------------------------------------------------------
     245,000   Nassau County IDA (ALIA-FREE)                                 7.125      06/01/2012          262,299
-------------------------------------------------------------------------------------------------------------------
   1,970,000   Nassau County IDA (ALIA-FREE)                                 7.500      06/01/2015        2,110,047
-------------------------------------------------------------------------------------------------------------------
   4,030,000   Nassau County IDA (ALIA-FREE)                                 8.150      06/01/2030        4,327,696
-------------------------------------------------------------------------------------------------------------------
   6,340,000   Nassau County IDA (ALIA-FREE)                                 8.250      06/01/2032        6,935,706
-------------------------------------------------------------------------------------------------------------------
     835,000   Nassau County IDA (ALIA-HH)                                   7.125      06/01/2017          892,615
-------------------------------------------------------------------------------------------------------------------
     640,000   Nassau County IDA (ALIA-HHS)                                  7.125      06/01/2017          684,160
-------------------------------------------------------------------------------------------------------------------
     200,000   Nassau County IDA (ALIA-LVH)                                  7.500      06/01/2015          214,218
-------------------------------------------------------------------------------------------------------------------
     480,000   Nassau County IDA (CNGCS)                                     7.500      06/01/2030          514,123
-------------------------------------------------------------------------------------------------------------------
   2,245,000   Nassau County IDA (CNGCS)                                     8.150      06/01/2030        2,417,124


                         27 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
 $ 3,805,000   Nassau County IDA (Little Village School)                                    7.500 %    12/01/2031   $     4,114,461
-----------------------------------------------------------------------------------------------------------------------------------
   3,535,000   Nassau County IDA (New York Water Service Corp.) 4                           5.000      12/01/2035         3,615,315
-----------------------------------------------------------------------------------------------------------------------------------
   2,290,000   Nassau County IDA (North Shore CFGA)                                         6.750      05/01/2024         2,325,449
-----------------------------------------------------------------------------------------------------------------------------------
   2,050,000   Nassau County IDA (United Cerebral Palsy)                                    6.250      11/01/2014         2,052,706
-----------------------------------------------------------------------------------------------------------------------------------
  23,550,000   Nassau County IDA (Westbury Senior Living)                                   7.900      11/01/2031        26,345,621
-----------------------------------------------------------------------------------------------------------------------------------
     750,000   Nassau County IDA, Series A-A                                                6.000      07/02/2021           758,715
-----------------------------------------------------------------------------------------------------------------------------------
   7,725,000   Nassau County IDA, Series A-B                                                6.000      07/01/2021         7,814,765
-----------------------------------------------------------------------------------------------------------------------------------
     710,000   Nassau County IDA, Series A-C                                                6.000      07/01/2021           718,250
-----------------------------------------------------------------------------------------------------------------------------------
     800,000   Nassau County IDA, Series A-D                                                6.000      07/01/2021           809,296
-----------------------------------------------------------------------------------------------------------------------------------
   1,675,000   Nassau County Interim Finance Authority 4                                    5.125      11/15/2021         1,683,744
-----------------------------------------------------------------------------------------------------------------------------------
  40,000,000   Nassau County Tobacco Settlement Corp. 6                                     5.125      06/01/2046        40,512,800
-----------------------------------------------------------------------------------------------------------------------------------
   3,000,000   Nassau County Tobacco Settlement Corp.                                       0.000 8    06/01/2026         2,737,380
-----------------------------------------------------------------------------------------------------------------------------------
  79,570,000   Nassau County Tobacco Settlement Corp.                                       5.125      06/01/2046        80,590,087
-----------------------------------------------------------------------------------------------------------------------------------
  20,000,000   Nassau County Tobacco Settlement Corp.                                       5.820 2    06/01/2046         2,182,000
-----------------------------------------------------------------------------------------------------------------------------------
  75,975,000   Nassau County Tobacco Settlement Corp.                                       6.000 2    06/01/2046         7,695,508
-----------------------------------------------------------------------------------------------------------------------------------
 895,215,000   Nassau County Tobacco Settlement Corp.                                       6.400 2    06/01/2060        32,335,166
-----------------------------------------------------------------------------------------------------------------------------------
  40,000,000   Nassau County Tobacco Settlement Corp.                                       7.351 2    06/01/2060           916,800
-----------------------------------------------------------------------------------------------------------------------------------
  14,660,000   Nassau County Tobacco Settlement Corp. (TASC) 4                              5.000      06/01/2035        14,752,798
-----------------------------------------------------------------------------------------------------------------------------------
   7,155,000   Nassau IDA (EBS North Hills LLC)                                             7.800      05/01/2045         7,583,799
-----------------------------------------------------------------------------------------------------------------------------------
   3,340,000   Nassau IDA (EBS North Hills LLC)                                             7.800      05/01/2045         3,540,166
-----------------------------------------------------------------------------------------------------------------------------------
   4,290,000   Nassau IDA (EBS North Hills LLC)                                             7.800      05/01/2045         4,547,100
-----------------------------------------------------------------------------------------------------------------------------------
   4,775,000   Nassau IDA (EBS North Hills LLC)                                             7.800      05/01/2045         5,061,166
-----------------------------------------------------------------------------------------------------------------------------------
   4,775,000   Nassau IDA (EBS North Hills LLC)                                             7.800      05/01/2045         5,061,166
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   New Hartford-Sunset Wood Funding Corp. 4                                     5.500      02/01/2029         2,080,460
-----------------------------------------------------------------------------------------------------------------------------------
  13,010,000   New Rochelle IDA (College of New Rochelle)                                   5.250      07/01/2027        13,332,908
-----------------------------------------------------------------------------------------------------------------------------------
   5,955,000   New Rochelle IDA (College of New Rochelle)                                   5.500      07/01/2019         6,167,713
-----------------------------------------------------------------------------------------------------------------------------------
   3,670,000   New Rochelle IDA (Soundview Apartments)                                      5.375      04/01/2036         3,764,172
-----------------------------------------------------------------------------------------------------------------------------------
   4,630,000   Newark-Wayne Community Hospital                                              5.875      01/15/2033         4,636,667
-----------------------------------------------------------------------------------------------------------------------------------
   2,195,000   Newark-Wayne Community Hospital                                              7.600      09/01/2015         2,198,007
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Niagara County IDA (Affinity Foxwood Place)                                  5.000      07/20/2038           494,925
-----------------------------------------------------------------------------------------------------------------------------------
   2,810,000   Niagara County IDA (Affinity Foxwood Place)                                  5.000      07/20/2048         2,726,543
-----------------------------------------------------------------------------------------------------------------------------------
   3,300,000   Niagara County IDA (American Ref-Fuel Company) 4                             5.550      11/15/2024         3,421,275
-----------------------------------------------------------------------------------------------------------------------------------
   3,635,000   Niagara County IDA (Niagara Falls Memorial
               Medical Center)                                                              5.250      06/01/2018         3,611,045
-----------------------------------------------------------------------------------------------------------------------------------
   1,500,000   Niagara County IDA (Niagara University)                                      5.350      11/01/2023         1,581,435
-----------------------------------------------------------------------------------------------------------------------------------
   5,400,000   Niagara County IDA (Niagara University) 4                                    5.400      11/01/2031         5,596,128
-----------------------------------------------------------------------------------------------------------------------------------
   6,500,000   Niagara County IDA (Solid Waste Disposal) 4                                  5.625      11/15/2024         6,735,560
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Niagara County Tobacco Asset Securitization Corp.                            5.750      05/15/2022            20,840
-----------------------------------------------------------------------------------------------------------------------------------
   1,395,000   Niagara County Tobacco Asset Securitization Corp.                            6.250      05/15/2034         1,473,552
-----------------------------------------------------------------------------------------------------------------------------------
   6,295,000   Niagara County Tobacco Asset Securitization Corp.                            6.250      05/15/2040         6,649,471
-----------------------------------------------------------------------------------------------------------------------------------
     295,000   Niagara Frontier Transportation Authority
               (Buffalo Niagara International Airport)                                      5.000      04/01/2028           297,165


                         28 | ROCHESTER FUND MUNICIPALS

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                              COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
  $ 1,235,000   Niagara Frontier Transportation Authority
                (Buffalo Niagara International Airport)                                     5.625%     04/01/2029   $     1,276,410
-----------------------------------------------------------------------------------------------------------------------------------
      715,000   North Babylon Volunteer Fire Company                                        5.750      08/01/2022           737,465
-----------------------------------------------------------------------------------------------------------------------------------
      135,000   North Tonawanda HDC (Bishop Gibbons Associates)                             6.800      12/15/2007           135,837
-----------------------------------------------------------------------------------------------------------------------------------
    3,295,000   North Tonawanda HDC (Bishop Gibbons Associates)                             7.375      12/15/2021         3,649,410
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Nunda GO                                                                    8.000      05/01/2010            27,295
-----------------------------------------------------------------------------------------------------------------------------------
   86,885,000   NY Convention Center Devel. Corp. (Hotel Unit Fee)                          5.000      11/15/2044        89,128,371
-----------------------------------------------------------------------------------------------------------------------------------
      315,000   NY Counties Tobacco Trust I                                                 6.500      06/01/2035           335,091
-----------------------------------------------------------------------------------------------------------------------------------
   10,680,000   NY Counties Tobacco Trust I (TASC) 6                                        6.250      06/01/2028        11,298,123
-----------------------------------------------------------------------------------------------------------------------------------
   18,210,000   NY Counties Tobacco Trust I (TASC) 6                                        6.500      06/01/2035        18,587,548
-----------------------------------------------------------------------------------------------------------------------------------
    1,185,000   NY Counties Tobacco Trust I (TASC) Fixed Receipts                           6.225      06/01/2028         1,253,588
-----------------------------------------------------------------------------------------------------------------------------------
   19,239,000   NY Counties Tobacco Trust I P-Floats 6                                      6.250      12/01/2022        20,576,196
-----------------------------------------------------------------------------------------------------------------------------------
   29,805,000   NY Counties Tobacco Trust II (TASC) 6                                       5.625      06/01/2035        31,091,615
-----------------------------------------------------------------------------------------------------------------------------------
   53,855,000   NY Counties Tobacco Trust II (TASC) 6                                       5.750      06/01/2043        56,354,717
-----------------------------------------------------------------------------------------------------------------------------------
      245,000   NY Counties Tobacco Trust III                                               6.000      06/01/2043           262,804
-----------------------------------------------------------------------------------------------------------------------------------
    7,000,000   NY Counties Tobacco Trust IV                                                5.000      06/01/2038         7,037,940
-----------------------------------------------------------------------------------------------------------------------------------
  131,335,000   NY Counties Tobacco Trust IV                                                5.920 2    06/01/2050        10,945,459
-----------------------------------------------------------------------------------------------------------------------------------
  304,690,000   NY Counties Tobacco Trust IV                                                6.395 2    06/01/2055        15,289,344
-----------------------------------------------------------------------------------------------------------------------------------
  608,700,000   NY Counties Tobacco Trust IV                                                6.816 2    06/01/2060        17,731,431
-----------------------------------------------------------------------------------------------------------------------------------
   45,025,000   NY Counties Tobacco Trust IV (TASC) 6                                       5.000      06/01/2042        45,160,285
-----------------------------------------------------------------------------------------------------------------------------------
   31,605,000   NY Counties Tobacco Trust IV (TASC) 6                                       5.000      06/01/2045        31,700,709
-----------------------------------------------------------------------------------------------------------------------------------
   82,500,000   NY Counties Tobacco Trust IV (TASC)                                         0.000      06/01/2041        68,960,925
-----------------------------------------------------------------------------------------------------------------------------------
    2,360,000   NY Counties Tobacco Trust IV (TASC) 4                                       5.000      06/01/2042         2,367,104
-----------------------------------------------------------------------------------------------------------------------------------
   82,500,000   NY Counties Tobacco Trust IV (TASC)                                         6.650      06/01/2041        12,729,750
-----------------------------------------------------------------------------------------------------------------------------------
  212,995,000   NY Counties Tobacco Trust V                                                 6.043 2    06/01/2038        35,425,328
-----------------------------------------------------------------------------------------------------------------------------------
  522,925,000   NY Counties Tobacco Trust V                                                 6.147 2    06/01/2050        40,547,605
-----------------------------------------------------------------------------------------------------------------------------------
  643,195,000   NY Counties Tobacco Trust V                                                 6.850 2    06/01/2055        27,110,669
-----------------------------------------------------------------------------------------------------------------------------------
3,845,000,000   NY Counties Tobacco Trust V                                                 7.846 2    06/01/2060        72,016,850
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000   NY Liberty Devel. Corp. (National Sports Museum)                            6.125      02/15/2019         2,599,225
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   NYC GO                                                                      0.000 8    03/15/2029            22,611
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   NYC GO                                                                      5.000      06/01/2020            15,591
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   NYC GO                                                                      5.000      03/15/2021             5,094
-----------------------------------------------------------------------------------------------------------------------------------
    2,750,000   NYC GO                                                                      5.000      03/01/2023         2,842,703
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   NYC GO                                                                      5.000      06/01/2023         5,191,200
-----------------------------------------------------------------------------------------------------------------------------------
    4,000,000   NYC GO                                                                      5.000      01/01/2024         4,154,840
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   NYC GO                                                                      5.000      03/01/2024         1,032,400
-----------------------------------------------------------------------------------------------------------------------------------
    6,000,000   NYC GO                                                                      5.000      06/01/2024         6,187,740
-----------------------------------------------------------------------------------------------------------------------------------
    9,305,000   NYC GO                                                                      5.000      08/01/2024         9,636,351
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   NYC GO                                                                      5.000      08/01/2024         5,169,450
-----------------------------------------------------------------------------------------------------------------------------------
   25,000,000   NYC GO                                                                      5.000      08/01/2024        25,932,500
-----------------------------------------------------------------------------------------------------------------------------------
    8,250,000   NYC GO                                                                      5.000      01/01/2025         8,556,488


                         29 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
 $12,155,000   NYC GO                                                                       5.000%     02/01/2025   $    12,609,232
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   NYC GO                                                                       5.000      03/01/2025            25,662
-----------------------------------------------------------------------------------------------------------------------------------
   7,475,000   NYC GO                                                                       5.000      03/01/2025         7,707,398
-----------------------------------------------------------------------------------------------------------------------------------
  17,515,000   NYC GO                                                                       5.000      06/01/2025        18,132,579
-----------------------------------------------------------------------------------------------------------------------------------
   5,700,000   NYC GO                                                                       5.000      08/01/2025         5,894,769
-----------------------------------------------------------------------------------------------------------------------------------
  51,105,000   NYC GO                                                                       5.000      08/01/2025        52,934,048
-----------------------------------------------------------------------------------------------------------------------------------
   3,205,000   NYC GO                                                                       5.000      11/01/2025         3,305,028
-----------------------------------------------------------------------------------------------------------------------------------
  18,000,000   NYC GO                                                                       5.000      01/01/2026        18,640,440
-----------------------------------------------------------------------------------------------------------------------------------
   2,655,000   NYC GO                                                                       5.000      02/01/2026         2,750,022
-----------------------------------------------------------------------------------------------------------------------------------
   3,000,000   NYC GO                                                                       5.000      04/01/2026         3,090,150
-----------------------------------------------------------------------------------------------------------------------------------
  22,025,000   NYC GO                                                                       5.000      04/01/2026        22,756,891
-----------------------------------------------------------------------------------------------------------------------------------
   6,965,000   NYC GO                                                                       5.000      06/01/2026         7,200,208
-----------------------------------------------------------------------------------------------------------------------------------
   8,760,000   NYC GO                                                                       5.000      08/01/2026         9,046,802
-----------------------------------------------------------------------------------------------------------------------------------
  28,705,000   NYC GO                                                                       5.000      08/01/2026        29,689,007
-----------------------------------------------------------------------------------------------------------------------------------
   3,600,000   NYC GO                                                                       5.000      08/01/2027         3,717,864
-----------------------------------------------------------------------------------------------------------------------------------
   2,500,000   NYC GO                                                                       5.000      08/01/2028         2,580,050
-----------------------------------------------------------------------------------------------------------------------------------
  45,000,000   NYC GO                                                                       5.000      08/01/2028        46,508,850
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                                                       5.000      08/15/2028             5,121
-----------------------------------------------------------------------------------------------------------------------------------
     105,000   NYC GO                                                                       5.000      08/15/2028           106,726
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   NYC GO                                                                       5.000      09/15/2028            20,519
-----------------------------------------------------------------------------------------------------------------------------------
   6,000,000   NYC GO                                                                       5.000      11/01/2028         6,175,920
-----------------------------------------------------------------------------------------------------------------------------------
     365,000   NYC GO                                                                       5.000      03/15/2029           370,464
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   NYC GO                                                                       5.000      03/15/2029            15,260
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                                                       5.000      03/15/2029             5,149
-----------------------------------------------------------------------------------------------------------------------------------
   8,000,000   NYC GO                                                                       5.000      06/01/2029         8,258,320
-----------------------------------------------------------------------------------------------------------------------------------
     350,000   NYC GO                                                                       5.000      10/15/2029           358,995
-----------------------------------------------------------------------------------------------------------------------------------
  64,360,000   NYC GO                                                                       5.000      03/01/2030        66,226,440
-----------------------------------------------------------------------------------------------------------------------------------
  20,000,000   NYC GO                                                                       5.000      04/01/2030        20,585,200
-----------------------------------------------------------------------------------------------------------------------------------
  46,570,000   NYC GO                                                                       5.000      06/01/2030        47,952,198
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   NYC GO                                                                       5.000      08/01/2030         2,063,180
-----------------------------------------------------------------------------------------------------------------------------------
  10,920,000   NYC GO                                                                       5.000      08/01/2030        11,248,255
-----------------------------------------------------------------------------------------------------------------------------------
  16,905,000   NYC GO                                                                       5.000      06/01/2031        17,445,960
-----------------------------------------------------------------------------------------------------------------------------------
  25,910,000   NYC GO                                                                       5.000      08/01/2031        26,747,670
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   NYC GO                                                                       5.000      03/01/2033            61,258
-----------------------------------------------------------------------------------------------------------------------------------
  27,475,000   NYC GO                                                                       5.000      06/01/2033        28,242,652
-----------------------------------------------------------------------------------------------------------------------------------
     115,000   NYC GO                                                                       5.000      10/15/2033           117,639
-----------------------------------------------------------------------------------------------------------------------------------
  12,455,000   NYC GO                                                                       5.000      12/01/2033        12,784,559
-----------------------------------------------------------------------------------------------------------------------------------
  30,150,000   NYC GO                                                                       5.000      11/01/2034        30,961,940
-----------------------------------------------------------------------------------------------------------------------------------
  30,000,000   NYC GO                                                                       5.000      03/01/2035        30,795,600
-----------------------------------------------------------------------------------------------------------------------------------
  34,405,000   NYC GO                                                                       5.000      04/01/2035        35,325,678
-----------------------------------------------------------------------------------------------------------------------------------
   5,400,000   NYC GO                                                                       5.000      08/01/2035         5,549,796


                         30 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                               COUPON        MATURITY        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  4,605,000   NYC GO                                                                       5.000%     08/01/2036   $     4,745,545
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   NYC GO                                                                       5.100      11/01/2019            62,099
-----------------------------------------------------------------------------------------------------------------------------------
   5,285,000   NYC GO                                                                       5.100      08/15/2027         5,479,858
-----------------------------------------------------------------------------------------------------------------------------------
   1,955,000   NYC GO 4                                                                     5.250      08/01/2021         1,977,033
-----------------------------------------------------------------------------------------------------------------------------------
   3,710,000   NYC GO                                                                       5.250      10/15/2021         3,897,095
-----------------------------------------------------------------------------------------------------------------------------------
     265,000   NYC GO                                                                       5.250      08/15/2023           270,372
-----------------------------------------------------------------------------------------------------------------------------------
     530,000   NYC GO                                                                       5.250      08/01/2024           538,167
-----------------------------------------------------------------------------------------------------------------------------------
  29,610,000   NYC GO                                                                       5.250      06/01/2027        30,758,276
-----------------------------------------------------------------------------------------------------------------------------------
   4,085,000   NYC GO 4                                                                     5.250      06/01/2028         4,269,560
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYC GO                                                                       5.250      09/15/2033         1,044,860
-----------------------------------------------------------------------------------------------------------------------------------
   1,735,000   NYC GO 4                                                                     5.375      08/01/2017         1,754,085
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   NYC GO                                                                       5.375      08/01/2022            75,825
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                                                       5.375      12/01/2026             5,216
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                                                       5.375      03/01/2027             5,264
-----------------------------------------------------------------------------------------------------------------------------------
     515,000   NYC GO 4                                                                     5.375      08/01/2027           526,165
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   NYC GO                                                                       5.375      11/15/2027            50,742
-----------------------------------------------------------------------------------------------------------------------------------
  37,945,000   NYC GO                                                                       5.375      06/01/2032        39,624,825
-----------------------------------------------------------------------------------------------------------------------------------
  11,500,000   NYC GO                                                                       5.500      08/01/2020        12,266,820
-----------------------------------------------------------------------------------------------------------------------------------
  11,860,000   NYC GO                                                                       5.500      08/01/2021        12,644,302
-----------------------------------------------------------------------------------------------------------------------------------
     850,000   NYC GO                                                                       5.500      06/01/2028           894,744
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                                                       5.500      12/01/2031             5,260
-----------------------------------------------------------------------------------------------------------------------------------
   3,705,000   NYC GO 4                                                                     5.500      11/15/2037         3,760,723
-----------------------------------------------------------------------------------------------------------------------------------
     275,000   NYC GO                                                                       5.750      08/01/2012           278,163
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                                                       5.950      08/01/2014             5,157
-----------------------------------------------------------------------------------------------------------------------------------
  12,880,000   NYC GO                                                                       6.000      01/15/2021        13,976,088
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   NYC GO                                                                       6.154 2    10/01/2012            32,400
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   NYC GO                                                                       6.343 2    05/15/2012           164,394
-----------------------------------------------------------------------------------------------------------------------------------
     335,000   NYC GO                                                                       6.350      05/15/2014           345,234
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   NYC GO                                                                       7.000      02/01/2010            20,052
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   NYC GO                                                                       7.250      08/15/2024            15,038
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                                                       7.750      08/15/2028             5,023
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   NYC GO DIAMONDS                                                              0.000 8    08/01/2025           100,649
-----------------------------------------------------------------------------------------------------------------------------------
     220,000   NYC GO PRAMS                                                                 0.000 8    08/01/2022           221,437
-----------------------------------------------------------------------------------------------------------------------------------
     837,000   NYC GO RIBS                                                                  8.735 7    08/12/2010           840,398
-----------------------------------------------------------------------------------------------------------------------------------
     837,000   NYC GO RIBS                                                                  8.735 7    09/01/2011           840,398
-----------------------------------------------------------------------------------------------------------------------------------
   1,045,000   NYC HDC (Barclay Avenue)                                                     6.450      04/01/2017         1,053,203
-----------------------------------------------------------------------------------------------------------------------------------
   4,055,000   NYC HDC (Barclay Avenue)                                                     6.600      04/01/2033         4,089,062
-----------------------------------------------------------------------------------------------------------------------------------
     325,618   NYC HDC (Bay Towers)                                                         6.500      08/15/2017           326,103
-----------------------------------------------------------------------------------------------------------------------------------
      59,051   NYC HDC (Beekman)                                                            6.500      10/15/2017            59,612
-----------------------------------------------------------------------------------------------------------------------------------
     337,864   NYC HDC (Bridgeview III)                                                     6.500      12/15/2017           355,423
-----------------------------------------------------------------------------------------------------------------------------------
     958,410   NYC HDC (Cadman Towers)                                                      6.500      11/15/2018         1,008,209


                         31 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                    VALUE
      AMOUNT                                                                COUPON        MATURITY         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    136,143   NYC HDC (Candia House)                                        6.500%     06/15/2018    $       143,198
----------------------------------------------------------------------------------------------------------------------
     797,823   NYC HDC (Court Plaza)                                         6.500      08/15/2017            799,012
----------------------------------------------------------------------------------------------------------------------
   2,654,351   NYC HDC (East Midtown Plaza)                                  6.500      11/15/2018          2,658,253
----------------------------------------------------------------------------------------------------------------------
      61,710   NYC HDC (Essex Terrace)                                       6.500      07/15/2018             61,795
----------------------------------------------------------------------------------------------------------------------
     362,746   NYC HDC (Forest Park Crescent)                                6.500      12/15/2017            381,543
----------------------------------------------------------------------------------------------------------------------
     292,367   NYC HDC (Kingsbridge Arms)                                    6.500      08/15/2017            292,802
----------------------------------------------------------------------------------------------------------------------
   3,450,000   NYC HDC (Linden Boulevard Apartments) 4                       4.750      01/15/2039          3,290,093
----------------------------------------------------------------------------------------------------------------------
   5,000,000   NYC HDC (Multifamily Hsg.)                                    4.700      11/01/2040          4,740,450
----------------------------------------------------------------------------------------------------------------------
   3,365,000   NYC HDC (Multifamily Hsg.)                                    4.750      11/01/2035          3,362,207
----------------------------------------------------------------------------------------------------------------------
      60,000   NYC HDC (Multifamily Hsg.)                                    5.050      11/01/2023             60,149
----------------------------------------------------------------------------------------------------------------------
   3,185,000   NYC HDC (Multifamily Hsg.)                                    5.050      11/01/2039          3,154,711
----------------------------------------------------------------------------------------------------------------------
   2,435,000   NYC HDC (Multifamily Hsg.)                                    5.100      11/01/2027          2,456,404
----------------------------------------------------------------------------------------------------------------------
   1,500,000   NYC HDC (Multifamily Hsg.)                                    5.125      11/01/2032          1,513,755
----------------------------------------------------------------------------------------------------------------------
   3,000,000   NYC HDC (Multifamily Hsg.)                                    5.150      11/01/2037          3,026,310
----------------------------------------------------------------------------------------------------------------------
   5,250,000   NYC HDC (Multifamily Hsg.) 3                                  5.200      11/01/2040          5,291,843
----------------------------------------------------------------------------------------------------------------------
   8,500,000   NYC HDC (Multifamily Hsg.)                                    5.250      11/01/2030          8,797,840
----------------------------------------------------------------------------------------------------------------------
   5,205,000   NYC HDC (Multifamily Hsg.) 3                                  5.250      11/01/2045          5,258,403
----------------------------------------------------------------------------------------------------------------------
   3,000,000   NYC HDC (Multifamily Hsg.), Series A                          5.500      11/01/2034          3,065,490
----------------------------------------------------------------------------------------------------------------------
  10,470,000   NYC HDC (Multifamily Hsg.), Series A                          5.600      11/01/2042         10,783,891
----------------------------------------------------------------------------------------------------------------------
  31,900,000   NYC HDC (Multifamily Hsg.), Series B                          5.350      05/01/2049         32,759,705
----------------------------------------------------------------------------------------------------------------------
  11,250,000   NYC HDC (Multifamily Hsg.), Series C                          5.050      11/01/2036         11,454,638
----------------------------------------------------------------------------------------------------------------------
   8,365,000   NYC HDC (Multifamily Hsg.), Series C                          5.125      05/01/2040          8,381,312
----------------------------------------------------------------------------------------------------------------------
     385,000   NYC HDC (Multifamily Hsg.), Series C                          5.700      05/01/2031            393,320
----------------------------------------------------------------------------------------------------------------------
   1,000,000   NYC HDC (Multifamily Hsg.), Series E                          5.200      11/01/2033          1,008,500
----------------------------------------------------------------------------------------------------------------------
  11,000,000   NYC HDC (Multifamily Hsg.), Series E-1                        4.950      11/01/2033         11,233,420
----------------------------------------------------------------------------------------------------------------------
   2,155,000   NYC HDC (Multifamily Hsg.), Series F                          5.200      11/01/2032          2,174,330
----------------------------------------------------------------------------------------------------------------------
   3,515,000   NYC HDC (Multifamily Hsg.), Series G-1                        4.750      11/01/2027          3,458,479
----------------------------------------------------------------------------------------------------------------------
  13,180,000   NYC HDC (Multifamily Hsg.), Series G-1                        4.875      11/01/2039         12,922,595
----------------------------------------------------------------------------------------------------------------------
   1,345,000   NYC HDC (Multifamily Hsg.), Series H-2                        5.200      11/01/2038          1,358,383
----------------------------------------------------------------------------------------------------------------------
   3,400,000   NYC HDC (Multifamily Hsg.), Series H-2                        5.250      05/01/2046          3,427,540
----------------------------------------------------------------------------------------------------------------------
  15,510,000   NYC HDC (Multifamily Hsg.), Series I-2                        5.200      11/01/2038         15,664,325
----------------------------------------------------------------------------------------------------------------------
  15,000,000   NYC HDC (Progress of Peoples Devel.) 4                        4.950      05/15/2036         14,896,500
----------------------------------------------------------------------------------------------------------------------
   2,765,000   NYC HDC (Seaview Towers) 4                                    4.750      07/15/2039          2,640,243
----------------------------------------------------------------------------------------------------------------------
     275,134   NYC HDC (St. Martin Tower)                                    6.500      11/15/2018            289,446
----------------------------------------------------------------------------------------------------------------------
   1,260,780   NYC HDC (Tivoli Towers)                                       6.500      01/15/2018          1,325,496
----------------------------------------------------------------------------------------------------------------------
     187,295   NYC HDC (Westview Apartments)                                 6.500      10/15/2017            187,574
----------------------------------------------------------------------------------------------------------------------
   2,750,000   NYC HDC, Series C                                             5.000      11/01/2026          2,756,325
----------------------------------------------------------------------------------------------------------------------
  23,500,000   NYC Health & Hospital Corp. 6                                 5.000      02/15/2020         24,058,948
----------------------------------------------------------------------------------------------------------------------
   1,000,000   NYC Health & Hospital Corp.                                   5.375      02/15/2026          1,021,880
----------------------------------------------------------------------------------------------------------------------
   1,165,000   NYC IDA (A Very Special Place)                                5.750      01/01/2029          1,174,087
----------------------------------------------------------------------------------------------------------------------
   3,535,000   NYC IDA (Acme Architectural Products)                         6.375      11/01/2019          3,555,326


                         32 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                                    VALUE
      AMOUNT                                                                COUPON        MATURITY         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 38,080,000   NYC IDA (AIRIS JFK I/JFK International Airport)               5.500%     07/01/2028    $    38,757,824
----------------------------------------------------------------------------------------------------------------------
  22,745,000   NYC IDA (AIRIS JFK I/JFK International Airport)               6.000      07/01/2027         23,333,186
----------------------------------------------------------------------------------------------------------------------
     280,000   NYC IDA (Allied Metal)                                        6.375      12/01/2014            284,693
----------------------------------------------------------------------------------------------------------------------
     940,000   NYC IDA (Allied Metal)                                        7.125      12/01/2027            964,008
----------------------------------------------------------------------------------------------------------------------
   3,165,000   NYC IDA (Amboy Properties)                                    6.750      06/01/2020          3,090,338
----------------------------------------------------------------------------------------------------------------------
   2,905,000   NYC IDA (American Airlines) 4                                 5.400      07/01/2019          2,830,196
----------------------------------------------------------------------------------------------------------------------
  22,150,000   NYC IDA (American Airlines)                                   5.400      07/01/2020         21,545,305
----------------------------------------------------------------------------------------------------------------------
  39,925,000   NYC IDA (American Airlines)                                   6.900      08/01/2024         40,126,222
----------------------------------------------------------------------------------------------------------------------
  33,850,000   NYC IDA (American Airlines)                                   7.625      08/01/2025         39,924,044
----------------------------------------------------------------------------------------------------------------------
  30,000,000   NYC IDA (American Airlines)                                   7.750      08/01/2031         35,652,000
----------------------------------------------------------------------------------------------------------------------
     700,000   NYC IDA (American Airlines)                                   8.000      08/01/2028            847,259
----------------------------------------------------------------------------------------------------------------------
 338,060,000   NYC IDA (American Airlines)                                   8.500      08/01/2028        393,001,511
----------------------------------------------------------------------------------------------------------------------
   3,530,000   NYC IDA (American National Red Cross)                         5.000      02/01/2036          3,643,031
----------------------------------------------------------------------------------------------------------------------
     250,000   NYC IDA (Atlantic Paste & Glue Company)                       6.000      11/01/2007            250,250
----------------------------------------------------------------------------------------------------------------------
   4,620,000   NYC IDA (Atlantic Paste & Glue Company) 4                     6.625      11/01/2019          4,738,133
----------------------------------------------------------------------------------------------------------------------
   1,160,000   NYC IDA (Atlantic Veal & Lamb)                                8.375      12/01/2016          1,191,970
----------------------------------------------------------------------------------------------------------------------
     460,000   NYC IDA (Baco Enterprises)                                    7.500      11/01/2011            475,318
----------------------------------------------------------------------------------------------------------------------
   1,685,000   NYC IDA (Baco Enterprises)                                    8.500      11/01/2021          1,780,961
----------------------------------------------------------------------------------------------------------------------
      80,000   NYC IDA (Bark Frameworks)                                     6.000      11/01/2007             79,751
----------------------------------------------------------------------------------------------------------------------
   1,500,000   NYC IDA (Bark Frameworks)                                     6.750      11/01/2019          1,439,325
----------------------------------------------------------------------------------------------------------------------
  10,480,000   NYC IDA (Berkeley Carroll School)                             6.100      11/01/2028         10,664,134
----------------------------------------------------------------------------------------------------------------------
   5,500,000   NYC IDA (Beth Abraham Health Services)                        6.500      02/15/2022          5,784,130
----------------------------------------------------------------------------------------------------------------------
   1,035,000   NYC IDA (Beth Abraham Health Services)                        6.500      11/15/2027          1,109,385
----------------------------------------------------------------------------------------------------------------------
   4,220,000   NYC IDA (Beth Abraham Health Services)                        6.500      11/15/2034          4,497,803
----------------------------------------------------------------------------------------------------------------------
  50,520,000   NYC IDA (British Airways) 4                                   5.250      12/01/2032         49,600,031
----------------------------------------------------------------------------------------------------------------------
  34,165,000   NYC IDA (British Airways)                                     7.625      12/01/2032         37,604,732
----------------------------------------------------------------------------------------------------------------------
  85,845,000   NYC IDA (Brooklyn Navy Yard Cogeneration Partners)            5.650      10/01/2028         86,040,727
----------------------------------------------------------------------------------------------------------------------
 143,570,000   NYC IDA (Brooklyn Navy Yard Cogeneration Partners)            5.750      10/01/2036        144,974,115
----------------------------------------------------------------------------------------------------------------------
  21,140,000   NYC IDA (Brooklyn Navy Yard Cogeneration Partners)            6.200      10/01/2022         22,618,532
----------------------------------------------------------------------------------------------------------------------
   4,145,000   NYC IDA (Calhoun School)                                      6.625      12/01/2034          4,574,961
----------------------------------------------------------------------------------------------------------------------
  16,205,000   NYC IDA (Calhoun School)                                      6.625      12/01/2034         17,680,627
----------------------------------------------------------------------------------------------------------------------
   2,895,000   NYC IDA (Center for Elimination of Family Violence)           7.375      11/01/2036          2,931,332
----------------------------------------------------------------------------------------------------------------------
   3,600,000   NYC IDA (Center for Nursing/Rehabilitation)                   5.375      08/01/2027          3,634,704
----------------------------------------------------------------------------------------------------------------------
   1,000,000   NYC IDA (Center for Nursing/Rehabilitation)                   5.375      08/01/2027          1,009,640
----------------------------------------------------------------------------------------------------------------------
  29,135,000   NYC IDA (Chapin School)                                       5.000      11/01/2038         29,019,917
----------------------------------------------------------------------------------------------------------------------
   2,235,000   NYC IDA (Chardan Corp.)                                       7.750      11/01/2020          2,243,091
----------------------------------------------------------------------------------------------------------------------
   2,505,000   NYC IDA (College of New Rochelle)                             5.750      09/01/2017          2,560,386
----------------------------------------------------------------------------------------------------------------------
   2,975,000   NYC IDA (College of New Rochelle)                             5.800      09/01/2026          3,041,789
----------------------------------------------------------------------------------------------------------------------
   1,690,000   NYC IDA (Community Hospital of Brooklyn)                      6.875      11/01/2010          1,702,861
----------------------------------------------------------------------------------------------------------------------
   1,490,000   NYC IDA (Comprehensive Care Management)                       6.000      05/01/2026          1,526,714
----------------------------------------------------------------------------------------------------------------------
   3,145,000   NYC IDA (Comprehensive Care Management)                       6.125      11/01/2035          3,226,141


                         33 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                    VALUE
      AMOUNT                                                                COUPON        MATURITY         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  3,975,000   NYC IDA (Comprehensive Care Management)                       6.375%     11/01/2028    $     4,060,502
----------------------------------------------------------------------------------------------------------------------
   1,575,000   NYC IDA (Comprehensive Care Management)                       6.375      11/01/2028          1,605,524
----------------------------------------------------------------------------------------------------------------------
   1,770,000   NYC IDA (Comprehensive Care Management)                       7.875      12/01/2016          1,826,109
----------------------------------------------------------------------------------------------------------------------
     960,000   NYC IDA (Comprehensive Care Management)                       8.000      12/01/2011            961,978
----------------------------------------------------------------------------------------------------------------------
   1,000,000   NYC IDA (Continental Airlines)                                7.250      11/01/2008          1,017,070
----------------------------------------------------------------------------------------------------------------------
   4,685,000   NYC IDA (Continental Airlines)                                8.375      11/01/2016          5,159,403
----------------------------------------------------------------------------------------------------------------------
     195,000   NYC IDA (Dioni)                                               6.000      11/01/2007            195,367
----------------------------------------------------------------------------------------------------------------------
   3,600,000   NYC IDA (Dioni) 4                                             6.625      11/01/2019          3,698,460
----------------------------------------------------------------------------------------------------------------------
   1,000,000   NYC IDA (Eger Harbor House)                                   5.875      05/20/2044          1,099,700
----------------------------------------------------------------------------------------------------------------------
   5,500,000   NYC IDA (Family Support Systems)                              7.500      11/01/2034          5,657,135
----------------------------------------------------------------------------------------------------------------------
   7,315,000   NYC IDA (Friends Seminary School)                             7.125      09/15/2031          7,803,788
----------------------------------------------------------------------------------------------------------------------
   3,280,000   NYC IDA (Gabrielli Truck Sales)                               8.125      12/01/2017          3,397,522
----------------------------------------------------------------------------------------------------------------------
  13,780,000   NYC IDA (Gateway School of New York)                          5.550      06/01/2039         13,798,052
----------------------------------------------------------------------------------------------------------------------
   2,265,000   NYC IDA (Gateway School of New York)                          6.500      11/01/2019          2,415,079
----------------------------------------------------------------------------------------------------------------------
  14,350,000   NYC IDA (General Motors Corp.)                                5.125      12/30/2023         13,367,456
----------------------------------------------------------------------------------------------------------------------
   1,900,000   NYC IDA (Global Country World Peace)                          7.250      11/01/2025          1,908,569
----------------------------------------------------------------------------------------------------------------------
   1,800,000   NYC IDA (Global Country World Peace)                          7.250      11/01/2025          1,799,964
----------------------------------------------------------------------------------------------------------------------
   2,175,000   NYC IDA (Good Shepherd Services)                              5.875      06/01/2014          2,230,093
----------------------------------------------------------------------------------------------------------------------
   4,470,000   NYC IDA (Gourmet Boutique)                                    5.750      05/01/2021          4,413,455
----------------------------------------------------------------------------------------------------------------------
   7,290,000   NYC IDA (Guttmacher Institute)                                5.750      12/01/2036          7,162,644
----------------------------------------------------------------------------------------------------------------------
     180,000   NYC IDA (Herbert G. Birch Childhood Project)                  7.375      02/01/2009            181,071
----------------------------------------------------------------------------------------------------------------------
   2,195,000   NYC IDA (Herbert G. Birch Childhood Project)                  8.375      02/01/2022          2,252,772
----------------------------------------------------------------------------------------------------------------------
     900,000   NYC IDA (Independent Living Assoc.)                           6.200      07/01/2020            910,017
----------------------------------------------------------------------------------------------------------------------
   1,000,000   NYC IDA (Institute of International Education)                5.250      09/01/2021          1,034,900
----------------------------------------------------------------------------------------------------------------------
   3,000,000   NYC IDA (Institute of International Education)                5.250      09/01/2031          3,095,820
----------------------------------------------------------------------------------------------------------------------
   4,300,000   NYC IDA (JetBlue Airways Corp.)                               5.000      05/15/2020          4,131,956
----------------------------------------------------------------------------------------------------------------------
   6,500,000   NYC IDA (JetBlue Airways Corp.)                               5.125      05/15/2030          6,211,335
----------------------------------------------------------------------------------------------------------------------
   9,000,000   NYC IDA (JFK International Airport)                           8.000      08/01/2012         10,205,820
----------------------------------------------------------------------------------------------------------------------
   1,605,000   NYC IDA (Julia Gray)                                          7.500      11/01/2020          1,678,702
----------------------------------------------------------------------------------------------------------------------
     755,000   NYC IDA (Just Bagels Manufacturing)                           8.500      11/01/2016            820,436
----------------------------------------------------------------------------------------------------------------------
     990,000   NYC IDA (Just Bagels Manufacturing)                           8.750      11/01/2026          1,072,685
----------------------------------------------------------------------------------------------------------------------
     920,000   NYC IDA (L&M Optical Disc)                                    7.125      11/01/2010            923,910
----------------------------------------------------------------------------------------------------------------------
   7,000,000   NYC IDA (Liberty-7 World Trade Center) 1                      6.750      03/01/2015          7,420,700
----------------------------------------------------------------------------------------------------------------------
  45,500,000   NYC IDA (Liberty-IAC/Interactive Corp.)                       5.000      09/01/2035         46,464,145
----------------------------------------------------------------------------------------------------------------------
   3,025,000   NYC IDA (Little Red Schoolhouse)                              6.750      11/01/2018          3,164,090
----------------------------------------------------------------------------------------------------------------------
     300,000   NYC IDA (Lucky Polyethylene Manufacturing Company)            7.000      11/01/2009            296,631
----------------------------------------------------------------------------------------------------------------------
   2,995,000   NYC IDA (Lucky Polyethylene Manufacturing Company)            7.800      11/01/2024          2,942,138
----------------------------------------------------------------------------------------------------------------------
   2,000,000   NYC IDA (Lycee Francais De New York)                          5.375      06/01/2023          2,068,720
----------------------------------------------------------------------------------------------------------------------
  23,000,000   NYC IDA (Magen David Yeshivah)                                5.700      06/15/2027         24,364,130
----------------------------------------------------------------------------------------------------------------------
   3,745,000   NYC IDA (Manhattan Community Access Corp.)                    6.000      12/01/2036          3,699,910
----------------------------------------------------------------------------------------------------------------------
     680,000   NYC IDA (Marymount School of New York)                        5.125      09/01/2021            694,368


                         34 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                                    VALUE
      AMOUNT                                                                COUPON        MATURITY         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  4,010,000   NYC IDA (Marymount School of New York)                        5.250%     09/01/2031    $     4,201,277
----------------------------------------------------------------------------------------------------------------------
  18,965,000   NYC IDA (MediSys Health Network)                              6.250      03/15/2024         17,900,684
----------------------------------------------------------------------------------------------------------------------
   1,450,000   NYC IDA (Mesorah Publications)                                6.450      02/01/2011          1,480,726
----------------------------------------------------------------------------------------------------------------------
   4,790,000   NYC IDA (Mesorah Publications)                                6.950      02/01/2021          4,969,912
----------------------------------------------------------------------------------------------------------------------
   3,100,000   NYC IDA (Metropolitan College of New York)                    5.750      03/01/2020          3,041,007
----------------------------------------------------------------------------------------------------------------------
   2,275,000   NYC IDA (Morrisons Pastry)                                    6.500      11/01/2019          2,286,489
----------------------------------------------------------------------------------------------------------------------
     375,000   NYC IDA (NYC Outward Bound Center)                            7.250      11/01/2010            377,614
----------------------------------------------------------------------------------------------------------------------
      25,000   NYC IDA (NYU)                                                 5.000      07/01/2041             25,376
----------------------------------------------------------------------------------------------------------------------
     150,000   NYC IDA (Paradise Products)                                   7.125      11/01/2007            150,447
----------------------------------------------------------------------------------------------------------------------
   4,475,000   NYC IDA (Paradise Products)                                   8.250      11/01/2022          4,626,434
----------------------------------------------------------------------------------------------------------------------
     245,000   NYC IDA (Petrocelli Electric)                                 7.250      11/01/2007            246,345
----------------------------------------------------------------------------------------------------------------------
     115,000   NYC IDA (Petrocelli Electric)                                 7.250      11/01/2008            117,161
----------------------------------------------------------------------------------------------------------------------
   3,780,000   NYC IDA (Petrocelli Electric) 4                               8.000      11/01/2017          3,908,671
----------------------------------------------------------------------------------------------------------------------
     940,000   NYC IDA (Petrocelli Electric)                                 8.000      11/01/2018            982,845
----------------------------------------------------------------------------------------------------------------------
  10,065,000   NYC IDA (Polytechnic University)                              5.250      11/01/2027         10,496,789
----------------------------------------------------------------------------------------------------------------------
  23,625,000   NYC IDA (Polytechnic University)                              5.250      11/01/2037         24,423,525
----------------------------------------------------------------------------------------------------------------------
   6,410,000   NYC IDA (Polytechnic University)                              6.000      11/01/2020          6,861,713
----------------------------------------------------------------------------------------------------------------------
  34,050,000   NYC IDA (Polytechnic University)                              6.125      11/01/2030         36,581,277
----------------------------------------------------------------------------------------------------------------------
   2,240,000   NYC IDA (Precision Gear) 4                                    6.375      11/01/2024          2,268,829
----------------------------------------------------------------------------------------------------------------------
   1,910,000   NYC IDA (Precision Gear) 4                                    6.375      11/01/2024          1,934,582
----------------------------------------------------------------------------------------------------------------------
     930,000   NYC IDA (Precision Gear) 4                                    7.625      11/01/2024            986,256
----------------------------------------------------------------------------------------------------------------------
   4,100,000   NYC IDA (PSCH)                                                6.375      07/01/2033          4,362,810
----------------------------------------------------------------------------------------------------------------------
   8,000,000   NYC IDA (Queens Baseball Stadium) 4                           5.000      01/01/2039          8,290,880
----------------------------------------------------------------------------------------------------------------------
  73,445,000   NYC IDA (Queens Baseball Stadium)                             5.000      01/01/2046         75,657,898
----------------------------------------------------------------------------------------------------------------------
   6,800,000   NYC IDA (Reece School)                                        7.500      12/01/2037          6,849,232
----------------------------------------------------------------------------------------------------------------------
   2,300,000   NYC IDA (Reece School)                                        7.500      12/01/2037          2,300,000
----------------------------------------------------------------------------------------------------------------------
   2,390,000   NYC IDA (Riverdale Terrace Hsg. Devel. Fund)                  6.250      11/01/2014          2,342,941
----------------------------------------------------------------------------------------------------------------------
   8,595,000   NYC IDA (Riverdale Terrace Hsg. Devel. Fund)                  6.750      11/01/2028          8,556,151
----------------------------------------------------------------------------------------------------------------------
     795,000   NYC IDA (Sahadi Fine Foods)                                   6.250      11/01/2009            798,236
----------------------------------------------------------------------------------------------------------------------
   4,085,000   NYC IDA (Sahadi Fine Foods)                                   6.750      11/01/2019          4,082,141
----------------------------------------------------------------------------------------------------------------------
     875,000   NYC IDA (Services for the Underserved\Young
               Adult Institute Obligated Group)                              5.000      07/01/2026            889,595
----------------------------------------------------------------------------------------------------------------------
   4,380,000   NYC IDA (Showman Fabricators)                                 7.500      11/01/2028          4,433,436
----------------------------------------------------------------------------------------------------------------------
   3,350,000   NYC IDA (South Bronx Overall Economic Devel.)                 8.625      12/01/2025          3,442,728
----------------------------------------------------------------------------------------------------------------------
   1,625,000   NYC IDA (Special Needs Facilities Pooled Program)             4.750      07/01/2020          1,621,880
----------------------------------------------------------------------------------------------------------------------
   4,255,000   NYC IDA (Special Needs Facilities Pooled Program)             6.650      07/01/2023          4,506,811
----------------------------------------------------------------------------------------------------------------------
   7,010,000   NYC IDA (Special Needs Facilities Pooled Program)             7.875      08/01/2025          7,390,643
----------------------------------------------------------------------------------------------------------------------
   5,115,000   NYC IDA (St. Bernard's School)                                7.000      12/01/2021          5,250,036
----------------------------------------------------------------------------------------------------------------------
   1,550,000   NYC IDA (St. Francis College)                                 5.000      10/01/2034          1,579,915
----------------------------------------------------------------------------------------------------------------------
   5,760,000   NYC IDA (Stallion) 4                                          5.500      11/01/2036          5,620,262
----------------------------------------------------------------------------------------------------------------------
      10,000   NYC IDA (Staten Island University Hospital)                   6.375      07/01/2031             10,544


                         35 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                                COUPON      MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  4,450,000   NYC IDA (Staten Island University Hospital)                                   6.375%   07/01/2031      $   4,691,858
------------------------------------------------------------------------------------------------------------------------------------
   1,470,000   NYC IDA (Staten Island University Hospital)                                   6.450    07/01/2032          1,566,109
------------------------------------------------------------------------------------------------------------------------------------
     545,000   NYC IDA (Streamline Plastics)                                                 7.750    12/01/2015            549,551
------------------------------------------------------------------------------------------------------------------------------------
   1,275,000   NYC IDA (Streamline Plastics)                                                 8.125    12/01/2025          1,289,892
------------------------------------------------------------------------------------------------------------------------------------
   6,808,500   NYC IDA (Studio School)                                                       7.000    11/01/2038          6,761,998
------------------------------------------------------------------------------------------------------------------------------------
     815,000   NYC IDA (Surprise Plastics) 4                                                 7.500    11/01/2013            790,118
------------------------------------------------------------------------------------------------------------------------------------
   2,480,000   NYC IDA (Surprise Plastics) 4                                                 8.500    11/01/2023          2,411,726
------------------------------------------------------------------------------------------------------------------------------------
   5,245,000   NYC IDA (Terminal One Group Assoc.) 4                                         5.500    01/01/2020          5,585,558
------------------------------------------------------------------------------------------------------------------------------------
   7,750,000   NYC IDA (Terminal One Group Assoc.) 4                                         5.500    01/01/2021          8,247,628
------------------------------------------------------------------------------------------------------------------------------------
  11,390,000   NYC IDA (Terminal One Group Assoc.) 4                                         5.500    01/01/2024         12,096,636
------------------------------------------------------------------------------------------------------------------------------------
     380,000   NYC IDA (The Bank Street College)                                             5.250    12/01/2021            397,564
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYC IDA (The Bank Street College)                                             5.250    12/01/2030          1,037,160
------------------------------------------------------------------------------------------------------------------------------------
  10,000,000   NYC IDA (The Child School)                                                    7.550    06/01/2033         10,728,500
------------------------------------------------------------------------------------------------------------------------------------
     325,000   NYC IDA (Therapy & Learning Center)                                           7.500    10/01/2011            343,444
------------------------------------------------------------------------------------------------------------------------------------
   3,735,000   NYC IDA (Therapy & Learning Center)                                           8.250    10/01/2031          4,005,638
------------------------------------------------------------------------------------------------------------------------------------
     250,000   NYC IDA (THR Products Corp.)                                                  7.250    11/01/2010            254,788
------------------------------------------------------------------------------------------------------------------------------------
   1,085,000   NYC IDA (THR Products Corp.)                                                  8.250    11/01/2020          1,133,803
------------------------------------------------------------------------------------------------------------------------------------
   8,955,000   NYC IDA (Tides Two Rivers Foundation)                                         5.650    12/01/2039          8,978,104
------------------------------------------------------------------------------------------------------------------------------------
   4,235,000   NYC IDA (Touro College)                                                       6.350    06/01/2029          4,451,874
------------------------------------------------------------------------------------------------------------------------------------
   4,485,000   NYC IDA (Ulano)                                                               6.900    11/01/2019          4,410,056
------------------------------------------------------------------------------------------------------------------------------------
  32,040,000   NYC IDA (Unicef)                                                              5.050    11/01/2038         32,227,754
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYC IDA (United Nations School)                                               6.350    12/01/2015          1,021,350
------------------------------------------------------------------------------------------------------------------------------------
     620,000   NYC IDA (Urban Health Plan)                                                   6.250    09/15/2009            630,001
------------------------------------------------------------------------------------------------------------------------------------
   9,830,000   NYC IDA (Urban Health Plan)                                                   7.050    09/15/2026         10,275,299
------------------------------------------------------------------------------------------------------------------------------------
   3,640,000   NYC IDA (Urban Resource Institute)                                            7.375    11/01/2033          3,850,756
------------------------------------------------------------------------------------------------------------------------------------
   1,335,000   NYC IDA (Utleys)                                                              7.375    11/01/2023          1,325,535
------------------------------------------------------------------------------------------------------------------------------------
     190,000   NYC IDA (Van Blarcom Closures)                                                7.125    11/01/2007            191,131
------------------------------------------------------------------------------------------------------------------------------------
   2,965,000   NYC IDA (Van Blarcom Closures)                                                8.000    11/01/2017          3,072,689
------------------------------------------------------------------------------------------------------------------------------------
   2,800,000   NYC IDA (Vaughn College Aeronautics)                                          5.000    12/01/2021          2,781,408
------------------------------------------------------------------------------------------------------------------------------------
   1,330,000   NYC IDA (Vaughn College Aeronautics)                                          5.000    12/01/2028          1,306,778
------------------------------------------------------------------------------------------------------------------------------------
   3,235,000   NYC IDA (Vaughn College Aeronautics)                                          5.000    12/01/2028          3,178,517
------------------------------------------------------------------------------------------------------------------------------------
     900,000   NYC IDA (Vaughn College Aeronautics)                                          5.000    12/01/2031            878,265
------------------------------------------------------------------------------------------------------------------------------------
   1,800,000   NYC IDA (Vaughn College Aeronautics)                                          5.250    12/01/2036          1,811,214
------------------------------------------------------------------------------------------------------------------------------------
  18,600,000   NYC IDA (Visy Paper)                                                          7.800    01/01/2016         18,836,778
------------------------------------------------------------------------------------------------------------------------------------
  70,500,000   NYC IDA (Visy Paper)                                                          7.950    01/01/2028         71,406,630
------------------------------------------------------------------------------------------------------------------------------------
   1,930,000   NYC IDA (Vocational Instruction)                                              7.750    02/01/2033          1,614,677
------------------------------------------------------------------------------------------------------------------------------------
     360,000   NYC IDA (W & W Jewelers)                                                      7.250    02/01/2011            369,846
------------------------------------------------------------------------------------------------------------------------------------
   1,555,000   NYC IDA (W & W Jewelers) 4                                                    8.250    02/01/2021          1,638,830
------------------------------------------------------------------------------------------------------------------------------------
   5,930,000   NYC IDA (Weizmann Institute)                                                  5.900    11/01/2034          6,058,503
------------------------------------------------------------------------------------------------------------------------------------
   2,900,000   NYC IDA (Weizmann Institute)                                                  5.900    11/01/2034          2,906,177
------------------------------------------------------------------------------------------------------------------------------------
   2,795,000   NYC IDA (Westchester Square Medical Center)                                   8.000    11/01/2010          2,632,107


                         36 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                                COUPON      MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  6,160,000   NYC IDA (Westchester Square Medical Center)                                   8.375%   11/01/2015      $   5,754,857
------------------------------------------------------------------------------------------------------------------------------------
   1,660,000   NYC IDA (World Casing Corp.)                                                  6.700    11/01/2019          1,629,672
------------------------------------------------------------------------------------------------------------------------------------
  46,025,000   NYC IDA (Yankee Stadium)                                                      5.000    03/01/2046         47,369,851
------------------------------------------------------------------------------------------------------------------------------------
  24,270,000   NYC IDA (Yeled Yalda Early Childhood)                                         5.725    11/01/2037         24,364,653
------------------------------------------------------------------------------------------------------------------------------------
   9,500,000   NYC IDA (YMCA of Greater New York)                                            5.000    08/01/2036          9,726,100
------------------------------------------------------------------------------------------------------------------------------------
  57,700,000   NYC Municipal Water Finance Authority 6                                       5.000    06/15/2026         59,134,422
------------------------------------------------------------------------------------------------------------------------------------
  11,235,000   NYC Municipal Water Finance Authority 6                                       5.000    06/15/2027         11,410,537
------------------------------------------------------------------------------------------------------------------------------------
  27,500,000   NYC Municipal Water Finance Authority 6                                       5.000    06/15/2031         28,383,163
------------------------------------------------------------------------------------------------------------------------------------
  11,725,000   NYC Municipal Water Finance Authority 6                                       5.000    06/15/2032         11,969,186
------------------------------------------------------------------------------------------------------------------------------------
  31,410,000   NYC Municipal Water Finance Authority 6                                       5.000    06/15/2034         31,973,159
------------------------------------------------------------------------------------------------------------------------------------
  47,450,000   NYC Municipal Water Finance Authority 6                                       5.000    06/15/2034         48,552,743
------------------------------------------------------------------------------------------------------------------------------------
  66,750,000   NYC Municipal Water Finance Authority 6                                       5.000    06/15/2036         68,565,908
------------------------------------------------------------------------------------------------------------------------------------
  40,105,000   NYC Municipal Water Finance Authority 6                                       5.000    06/15/2037         41,257,675
------------------------------------------------------------------------------------------------------------------------------------
  18,000,000   NYC Municipal Water Finance Authority 6                                       5.000    06/15/2038         18,394,830
------------------------------------------------------------------------------------------------------------------------------------
  22,000,000   NYC Municipal Water Finance Authority 6                                       5.000    06/15/2038         22,584,595
------------------------------------------------------------------------------------------------------------------------------------
  29,000,000   NYC Municipal Water Finance Authority 6                                       5.000    06/15/2039         29,770,603
------------------------------------------------------------------------------------------------------------------------------------
  18,000,000   NYC Municipal Water Finance Authority 6                                       5.000    06/15/2039         18,489,600
------------------------------------------------------------------------------------------------------------------------------------
  31,515,000   NYC Municipal Water Finance Authority 6                                       5.000    06/15/2039         32,280,293
------------------------------------------------------------------------------------------------------------------------------------
  19,745,000   NYC Municipal Water Finance Authority 6                                       5.000    06/15/2039         20,283,705
------------------------------------------------------------------------------------------------------------------------------------
  14,225,000   NYC Municipal Water Finance Authority 6                                       5.125    06/15/2021         14,382,273
------------------------------------------------------------------------------------------------------------------------------------
  44,850,000   NYC Municipal Water Finance Authority 6                                       5.125    06/15/2032         46,133,993
------------------------------------------------------------------------------------------------------------------------------------
  51,000,000   NYC Municipal Water Finance Authority                                         4.750    06/15/2036         51,018,870
------------------------------------------------------------------------------------------------------------------------------------
  10,000,000   NYC Municipal Water Finance Authority                                         5.000    06/15/2029         10,208,500
------------------------------------------------------------------------------------------------------------------------------------
      50,000   NYC Municipal Water Finance Authority                                         5.000    06/15/2029             51,243
------------------------------------------------------------------------------------------------------------------------------------
      65,000   NYC Municipal Water Finance Authority                                         5.000    06/15/2029             66,272
------------------------------------------------------------------------------------------------------------------------------------
  45,845,000   NYC Municipal Water Finance Authority                                         5.000    06/15/2034         46,910,896
------------------------------------------------------------------------------------------------------------------------------------
  26,490,000   NYC Municipal Water Finance Authority 4                                       5.000    06/15/2035         27,185,892
------------------------------------------------------------------------------------------------------------------------------------
     200,000   NYC Municipal Water Finance Authority                                         5.000    06/15/2035            204,596
------------------------------------------------------------------------------------------------------------------------------------
   2,650,000   NYC Municipal Water Finance Authority 4                                       5.000    06/15/2036          2,730,587
------------------------------------------------------------------------------------------------------------------------------------
  10,055,000   NYC Municipal Water Finance Authority                                         5.000    06/15/2036         10,328,798
------------------------------------------------------------------------------------------------------------------------------------
   5,735,000   NYC Municipal Water Finance Authority                                         5.000    06/15/2037          5,899,824
------------------------------------------------------------------------------------------------------------------------------------
   4,000,000   NYC Municipal Water Finance Authority                                         5.000    06/15/2038          4,134,720
------------------------------------------------------------------------------------------------------------------------------------
     675,000   NYC Municipal Water Finance Authority                                         5.000    06/15/2039            691,396
------------------------------------------------------------------------------------------------------------------------------------
   4,600,000   NYC Municipal Water Finance Authority                                         5.000    06/15/2039          4,725,120
------------------------------------------------------------------------------------------------------------------------------------
 114,260,000   NYC Municipal Water Finance Authority                                         5.000    06/15/2039        117,367,872
------------------------------------------------------------------------------------------------------------------------------------
     820,000   NYC Municipal Water Finance Authority                                         5.125    06/15/2031            843,485
------------------------------------------------------------------------------------------------------------------------------------
      30,000   NYC Municipal Water Finance Authority                                         5.125    06/15/2032             30,925
------------------------------------------------------------------------------------------------------------------------------------
      30,000   NYC Municipal Water Finance Authority                                         5.125    06/15/2033             31,095
------------------------------------------------------------------------------------------------------------------------------------
      25,000   NYC Municipal Water Finance Authority                                         5.125    06/15/2033             25,845
------------------------------------------------------------------------------------------------------------------------------------
  20,545,000   NYC Municipal Water Finance Authority                                         5.125    06/15/2034         21,219,492
------------------------------------------------------------------------------------------------------------------------------------
     650,000   NYC Municipal Water Finance Authority                                         5.250    06/15/2034            676,429


                         37 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                                COUPON      MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    530,000   NYC Municipal Water Finance Authority                                         5.400% 2 06/15/2019      $     290,541
------------------------------------------------------------------------------------------------------------------------------------
   8,600,000   NYC Transitional Finance Authority 6                                          5.000    08/15/2027          8,698,814
------------------------------------------------------------------------------------------------------------------------------------
      50,000   NYC Trust for Cultural Resources
               (Museum of American Folk Art)                                                 6.125    07/01/2030             53,162
------------------------------------------------------------------------------------------------------------------------------------
  17,276,150   NYS Certificate of Lease 1                                                    5.875    01/02/2023         17,701,316
------------------------------------------------------------------------------------------------------------------------------------
   1,690,000   NYS DA (4201 Schools Program)                                                 6.250    07/01/2020          1,809,939
------------------------------------------------------------------------------------------------------------------------------------
     350,000   NYS DA (Augustana Lutheran Home)                                              5.400    02/01/2031            367,108
------------------------------------------------------------------------------------------------------------------------------------
   1,500,000   NYS DA (Augustana Lutheran Home)                                              5.500    02/01/2041          1,571,445
------------------------------------------------------------------------------------------------------------------------------------
  14,360,000   NYS DA (Buena Vida Nursing Home)                                              5.250    07/01/2028         14,685,972
------------------------------------------------------------------------------------------------------------------------------------
   4,475,000   NYS DA (Cabrini Westchester)                                                  5.100    02/15/2026          4,722,870
------------------------------------------------------------------------------------------------------------------------------------
   8,425,000   NYS DA (Cabrini Westchester)                                                  5.200    02/15/2041          8,879,023
------------------------------------------------------------------------------------------------------------------------------------
   2,905,000   NYS DA (Chapel Oaks)                                                          5.450    07/01/2026          2,986,950
------------------------------------------------------------------------------------------------------------------------------------
   2,250,000   NYS DA (CHSLI/GSHMC/MMC/SCH&RC
               Obligated Group)                                                              5.000    07/01/2027          2,262,533
------------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS DA (City University)                                                      5.000    07/01/2023              5,098
------------------------------------------------------------------------------------------------------------------------------------
   1,250,000   NYS DA (D'Youville College)                                                   5.250    07/01/2025          1,305,875
------------------------------------------------------------------------------------------------------------------------------------
   5,005,000   NYS DA (Dept. of Health)                                                      5.000    07/01/2031          5,164,259
------------------------------------------------------------------------------------------------------------------------------------
     525,000   NYS DA (Dept. of Health)                                                      5.500    07/01/2021            535,967
------------------------------------------------------------------------------------------------------------------------------------
      20,000   NYS DA (Ellis Hospital)                                                       5.600    08/01/2025             20,029
------------------------------------------------------------------------------------------------------------------------------------
   6,790,000   NYS DA (Frances Schervier Home & Hospital
               Obligated Group)                                                              5.500    07/01/2027          6,932,794
------------------------------------------------------------------------------------------------------------------------------------
     940,000   NYS DA (Grace Manor Health Care Facility)                                     6.150    07/01/2018            950,979
------------------------------------------------------------------------------------------------------------------------------------
   3,970,000   NYS DA (Hospital for Special Surgery) 4                                       5.000    08/15/2033          4,090,291
------------------------------------------------------------------------------------------------------------------------------------
 141,115,000   NYS DA (Insured Hospital)                                                     5.529 2  08/15/2036         29,459,167
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYS DA (Jones Memorial Hospital)                                              5.375    08/01/2034          1,028,440
------------------------------------------------------------------------------------------------------------------------------------
  10,300,000   NYS DA (Kaleida Health) 4                                                     5.050    02/15/2025         10,599,009
------------------------------------------------------------------------------------------------------------------------------------
   1,815,000   NYS DA ( L.I. Jewish Medical Center)                                          5.000    11/01/2026          1,853,605
------------------------------------------------------------------------------------------------------------------------------------
   3,255,000   NYS DA ( L.I. University)                                                     5.125    09/01/2023          3,345,717
------------------------------------------------------------------------------------------------------------------------------------
   1,335,000   NYS DA ( L.I. University)                                                     5.250    09/01/2028          1,380,564
------------------------------------------------------------------------------------------------------------------------------------
     235,000   NYS DA ( L.I. University)                                                     5.250    09/01/2028            244,456
------------------------------------------------------------------------------------------------------------------------------------
   1,585,000   NYS DA ( L.I. University)                                                     5.500    09/01/2020          1,678,674
------------------------------------------------------------------------------------------------------------------------------------
      30,000   NYS DA (Lakeside Memorial Hospital)                                           6.000    02/01/2021             30,044
------------------------------------------------------------------------------------------------------------------------------------
   1,710,000   NYS DA (Lenox Hill Hospital Obligated Group)                                  5.375    07/01/2020          1,753,280
------------------------------------------------------------------------------------------------------------------------------------
     405,000   NYS DA (Lenox Hill Hospital Obligated Group)                                  5.500    07/01/2030            416,486
------------------------------------------------------------------------------------------------------------------------------------
  20,000,000   NYS DA (Maimonides Medical Center) 6                                          5.750    08/01/2029         21,953,500
------------------------------------------------------------------------------------------------------------------------------------
      20,000   NYS DA (Maimonides Medical Center)                                            5.750    08/01/2035             20,203
------------------------------------------------------------------------------------------------------------------------------------
   6,615,000   NYS DA (Manhattan College)                                                    5.000    07/01/2041          6,763,970
------------------------------------------------------------------------------------------------------------------------------------
  23,975,000   NYS DA (Memorial Sloan-Kettering)                                             5.000    07/01/2030         24,809,570
------------------------------------------------------------------------------------------------------------------------------------
  18,230,000   NYS DA (Memorial Sloan-Kettering)                                             5.000    07/01/2035         18,769,426
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYS DA (Menorah Campus)                                                       6.100    02/01/2037          1,021,480


                         38 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                                COUPON      MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 12,465,000   NYS DA (Menorah Home & Hospital) 6                                            5.100%   08/01/2028      $  12,796,748
------------------------------------------------------------------------------------------------------------------------------------
  23,300,000   NYS DA (Menorah Home & Hospital) 6                                            5.150    08/01/2038         23,960,439
------------------------------------------------------------------------------------------------------------------------------------
  18,500,000   NYS DA (Mental Health Services Facilities) 6                                  5.000    02/15/2023         18,879,898
------------------------------------------------------------------------------------------------------------------------------------
  11,500,000   NYS DA (Mental Health Services Facilities)                                    5.000    02/15/2030         11,811,075
------------------------------------------------------------------------------------------------------------------------------------
   3,660,000   NYS DA (Mental Health Services Facilities)                                    5.000    02/15/2033          3,735,286
------------------------------------------------------------------------------------------------------------------------------------
  35,765,000   NYS DA (Mental Health Services Facilities)                                    5.000    02/15/2035         36,616,922
------------------------------------------------------------------------------------------------------------------------------------
  25,650,000   NYS DA (Mental Health Services Facilities)                                    5.000    02/15/2037         26,449,511
------------------------------------------------------------------------------------------------------------------------------------
      15,000   NYS DA (Mental Health)                                                        5.250    08/15/2031             15,544
------------------------------------------------------------------------------------------------------------------------------------
     320,000   NYS DA (Mental Health)                                                        5.750    02/15/2011            326,845
------------------------------------------------------------------------------------------------------------------------------------
   3,800,000   NYS DA (Millard Fillmore Hospital) 4                                          5.375    02/01/2032          3,902,030
------------------------------------------------------------------------------------------------------------------------------------
   4,125,000   NYS DA (Miriam Osborn Memorial Home Assoc.)                                   6.375    07/01/2029          4,438,335
------------------------------------------------------------------------------------------------------------------------------------
   2,430,000   NYS DA (Miriam Osborn Memorial Home Assoc.)                                   6.875    07/01/2019          2,642,018
------------------------------------------------------------------------------------------------------------------------------------
   6,860,000   NYS DA (Miriam Osborn Memorial Home Assoc.)                                   6.875    07/01/2025          7,487,004
------------------------------------------------------------------------------------------------------------------------------------
  11,750,000   NYS DA (Montefiore Medical Center) 4                                          5.000    08/01/2033         12,081,820
------------------------------------------------------------------------------------------------------------------------------------
  13,250,000   NYS DA (Montifiore Medical Center) 6                                          5.000    02/01/2028         13,658,189
------------------------------------------------------------------------------------------------------------------------------------
   9,500,000   NYS DA (Montifiore Medical Center) 6                                          5.500    08/01/2038          9,858,340
------------------------------------------------------------------------------------------------------------------------------------
   8,150,000   NYS DA (MSH/NYU Hospital Center/HJDOI
               Obligated Group)                                                              5.500    07/01/2026          8,234,434
------------------------------------------------------------------------------------------------------------------------------------
   6,800,000   NYS DA (MSH/NYU Hospital Center/HJDOI
               Obligated Group) 4                                                            6.000    07/01/2014          7,134,424
------------------------------------------------------------------------------------------------------------------------------------
  25,240,000   NYS DA (MSH/NYU Hospital Center/HJDOI
               Obligated Group)                                                              6.500    07/01/2025         26,715,530
------------------------------------------------------------------------------------------------------------------------------------
   2,335,000   NYS DA (Mt. Sinai Hospital)                                                   6.625    07/01/2019          2,479,583
------------------------------------------------------------------------------------------------------------------------------------
   5,435,000   NYS DA (Mt. Sinai/NYU Health)                                                 5.500    07/01/2026          5,505,166
------------------------------------------------------------------------------------------------------------------------------------
   2,280,000   NYS DA (Mt. Sinai/NYU Health)                                                 6.500    07/01/2017          2,417,233
------------------------------------------------------------------------------------------------------------------------------------
   5,745,000   NYS DA (Mt. Sinai/NYU Health)                                                 6.750    07/01/2020          6,120,666
------------------------------------------------------------------------------------------------------------------------------------
  11,400,000   NYS DA (Municipal Health Facilities) 1,6                                      5.000    01/15/2023         11,674,398
------------------------------------------------------------------------------------------------------------------------------------
     905,000   NYS DA (New York & Presbyterian Hospital)                                     5.000    08/01/2032            918,530
------------------------------------------------------------------------------------------------------------------------------------
  16,000,000   NYS DA (New York Hospital Medical Center of Queens)                           4.650    08/15/2027         15,943,200
------------------------------------------------------------------------------------------------------------------------------------
  26,300,000   NYS DA (New York Hospital Medical Center of Queens)                           4.750    02/15/2037         26,369,169
------------------------------------------------------------------------------------------------------------------------------------
   6,950,000   NYS DA (New York Hospital Medical Center) 4                                   5.600    02/15/2039          7,243,985
------------------------------------------------------------------------------------------------------------------------------------
   2,185,000   NYS DA (New York Methodist Hospital)                                          5.250    07/01/2033          2,259,312
------------------------------------------------------------------------------------------------------------------------------------
  62,010,000   NYS DA (North Shore University Hospital/ L.I.
               Jewish  Medical Center Obligated Group) 6                                     4.421 9  05/01/2033         61,389,900
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000   NYS DA (North Shore University Hospital/ L.I.
               Jewish Medical Center)                                                        5.000    05/01/2020          2,061,820
------------------------------------------------------------------------------------------------------------------------------------
   5,800,000   NYS DA (North Shore University Hospital/ L.I.
               Jewish Medical Center)                                                        5.000    05/01/2026          5,928,586
------------------------------------------------------------------------------------------------------------------------------------
   3,455,000   NYS DA (North Shore University Hospital/ L.I.
               Jewish Medical Center)                                                        5.000    05/01/2027          3,528,868
------------------------------------------------------------------------------------------------------------------------------------
   7,500,000   NYS DA (North Shore University Hospital/ L.I.
               Jewish Medical Center)                                                        5.000    05/01/2032          7,660,350


                         39 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                                COUPON        MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 25,000,000   NYS DA (North Shore University Hospital/ L.I.
               Jewish Medical Center)                                                        5.000%     05/01/2037    $  25,455,500
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYS DA (Norwegian Christian Home & Health Center) 4                           5.200      08/01/2036        1,042,930
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000   NYS DA (Norwegian Christian Home & Health Center) 4                           6.100      08/01/2041        2,207,640
------------------------------------------------------------------------------------------------------------------------------------
   7,500,000   NYS DA (NSLIJHS/LIMC/NSUHGC Obligated Group)                                  5.000      11/01/2026        7,659,525
------------------------------------------------------------------------------------------------------------------------------------
  24,380,000   NYS DA (NSLIJHS/LIMC/NSUHGC Obligated Group)                                  5.000      11/01/2034       24,769,592
------------------------------------------------------------------------------------------------------------------------------------
   6,200,000   NYS DA (Nursing Home)                                                         4.900      02/15/2041        6,225,916
------------------------------------------------------------------------------------------------------------------------------------
   7,600,000   NYS DA (Nursing Home)                                                         4.950      02/15/2045        7,669,236
------------------------------------------------------------------------------------------------------------------------------------
  18,830,000   NYS DA (Nursing Homes) 6                                                      5.300      02/01/2038       19,255,840
------------------------------------------------------------------------------------------------------------------------------------
   4,215,000   NYS DA (Nursing Homes)                                                        5.200      02/01/2032        4,415,170
------------------------------------------------------------------------------------------------------------------------------------
  21,620,000   NYS DA (NYU Hospital)                                                         5.000      07/01/2036       21,182,195
------------------------------------------------------------------------------------------------------------------------------------
     505,000   NYS DA (NYU)                                                                  5.000      07/01/2041          512,590
------------------------------------------------------------------------------------------------------------------------------------
   2,925,000   NYS DA (Ozanam Hall of Queens Nursing Home)                                   5.000      11/01/2026        3,000,553
------------------------------------------------------------------------------------------------------------------------------------
   5,150,000   NYS DA (Ozanam Hall of Queens Nursing Home)                                   5.000      11/01/2031        5,268,141
------------------------------------------------------------------------------------------------------------------------------------
   6,035,000   NYS DA (Providence Rest)                                                      5.000      07/01/2035        6,086,479
------------------------------------------------------------------------------------------------------------------------------------
   2,700,000   NYS DA (Providence Rest)                                                      5.125      07/01/2030        2,763,153
------------------------------------------------------------------------------------------------------------------------------------
   3,100,000   NYS DA (Providence Rest)                                                      5.250      07/01/2025        3,212,654
------------------------------------------------------------------------------------------------------------------------------------
   6,260,000   NYS DA (Rochester General Hospital) 6                                         5.000      12/01/2025        6,444,013
------------------------------------------------------------------------------------------------------------------------------------
  17,675,000   NYS DA (Rochester General Hospital) 6                                         5.000      12/01/2035       18,107,229
------------------------------------------------------------------------------------------------------------------------------------
     675,000   NYS DA (Sarah Neuman Nursing Home)                                            5.450      08/01/2027          689,283
------------------------------------------------------------------------------------------------------------------------------------
      50,000   NYS DA (School Districts Financing Program), Series B                         6.000      10/01/2022           54,521
------------------------------------------------------------------------------------------------------------------------------------
      25,000   NYS DA (School Districts Financing Program), Series B                         6.000      10/01/2029           27,113
------------------------------------------------------------------------------------------------------------------------------------
  20,495,000   NYS DA (SCSMC/SV/CHSLI Obligated Group)                                       6.000      07/01/2030       21,435,311
------------------------------------------------------------------------------------------------------------------------------------
   1,075,000   NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group) 4                                5.100      07/01/2034        1,083,493
------------------------------------------------------------------------------------------------------------------------------------
     415,000   NYS DA (Special Act School Districts)                                         6.000      07/01/2019          415,776
------------------------------------------------------------------------------------------------------------------------------------
   2,470,000   NYS DA (St. Barnabas Hospital)                                                5.450      08/01/2035        2,497,763
------------------------------------------------------------------------------------------------------------------------------------
     905,000   NYS DA (St. Catherine of Siena Medical Center)                                6.000      07/01/2030          947,825
------------------------------------------------------------------------------------------------------------------------------------
   1,750,000   NYS DA (St. Clare's Hospital)                                                 5.300      02/15/2019        1,786,208
------------------------------------------------------------------------------------------------------------------------------------
   2,970,000   NYS DA (St. Clare's Hospital)                                                 5.400      02/15/2025        3,033,172
------------------------------------------------------------------------------------------------------------------------------------
   2,580,000   NYS DA (St. James Mercy Hospital)                                             5.400      02/01/2038        2,649,918
------------------------------------------------------------------------------------------------------------------------------------
 101,800,000   NYS DA (St. Lukes Roosevelt Hospital)                                         4.900      08/15/2031      102,821,054
------------------------------------------------------------------------------------------------------------------------------------
   1,505,000   NYS DA (St. Thomas Aquinas College)                                           5.250      07/01/2028        1,529,697
------------------------------------------------------------------------------------------------------------------------------------
   3,910,000   NYS DA (St. Vincent DePaul Residence)                                         5.300      07/01/2018        4,016,235
------------------------------------------------------------------------------------------------------------------------------------
   8,920,000   NYS DA (State Personal Income Tax) 6                                          4.321 9    12/15/2035        8,819,650
------------------------------------------------------------------------------------------------------------------------------------
  20,000,000   NYS DA (University of Rochester)                                              5.000      07/01/2039       20,580,800
------------------------------------------------------------------------------------------------------------------------------------
  13,045,000   NYS DA (University of Rochester)                                              5.000      07/01/2039       13,423,827
------------------------------------------------------------------------------------------------------------------------------------
   2,095,000   NYS DA (Vassar Brothers) 4                                                    5.375      07/01/2025        2,150,455
------------------------------------------------------------------------------------------------------------------------------------
  11,695,000   NYS DA (Vassar College)                                                       5.000      07/01/2046       12,013,806
------------------------------------------------------------------------------------------------------------------------------------
   7,055,000   NYS DA (White Plains Hospital)                                                5.375      02/15/2043        7,533,823
------------------------------------------------------------------------------------------------------------------------------------
   2,500,000   NYS DA (Willow Towers)                                                        5.400      02/01/2034        2,631,300
------------------------------------------------------------------------------------------------------------------------------------
  26,070,000   NYS DA (Wyckoff Heights Medical Center)                                       5.300      08/15/2021       26,610,953


                         40 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                                COUPON        MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    715,000   NYS DA, Series B                                                              6.650%     08/15/2030    $     788,774
------------------------------------------------------------------------------------------------------------------------------------
     100,000   NYS EFC (Clean Water & Drinking Revolving Funds)                              5.125      06/15/2031          103,041
------------------------------------------------------------------------------------------------------------------------------------
   4,095,000   NYS EFC (Clean Water & Drinking Revolving Funds) 4                            5.400      07/15/2021        4,334,803
------------------------------------------------------------------------------------------------------------------------------------
   7,500,000   NYS EFC (NYS Water Services)                                                  5.950      01/15/2020        7,964,175
------------------------------------------------------------------------------------------------------------------------------------
   2,365,000   NYS EFC (NYS Water Services)                                                  6.000      01/15/2031        2,504,606
------------------------------------------------------------------------------------------------------------------------------------
      45,000   NYS EFC (United Waterworks) 4                                                 5.150      03/01/2034           45,650
------------------------------------------------------------------------------------------------------------------------------------
   7,000,000   NYS ERDA (Brooklyn Union Gas Company) RIBS                                    8.447 7    04/01/2020        7,502,740
------------------------------------------------------------------------------------------------------------------------------------
  16,300,000   NYS ERDA (Brooklyn Union Gas Company) RIBS                                    9.665 7    07/01/2026       17,204,324
------------------------------------------------------------------------------------------------------------------------------------
     210,000   NYS ERDA (Central Hudson Gas & Electric Company)                              5.450      08/01/2027          218,039
------------------------------------------------------------------------------------------------------------------------------------
     160,000   NYS ERDA (Corning Natural Gas)                                                8.250      12/01/2018          164,688
------------------------------------------------------------------------------------------------------------------------------------
   5,000,000   NYS ERDA (LILCO)                                                              5.150      03/01/2016        5,028,600
------------------------------------------------------------------------------------------------------------------------------------
  23,100,000   NYS ERDA (LILCO)                                                              5.300      11/01/2023       23,652,321
------------------------------------------------------------------------------------------------------------------------------------
     350,000   NYS ERDA (LILCO)                                                              5.300      10/01/2024          358,348
------------------------------------------------------------------------------------------------------------------------------------
     100,000   NYS ERDA (LILCO)                                                              5.300      08/01/2025          102,392
------------------------------------------------------------------------------------------------------------------------------------
      75,000   NYS ERDA (LILCO)                                                              5.300      08/01/2025           77,198
------------------------------------------------------------------------------------------------------------------------------------
   9,350,000   NYS ERDA (Niagara Mohawk) 6                                                   5.150      11/01/2025        9,788,413
------------------------------------------------------------------------------------------------------------------------------------
  14,500,000   NYS ERDA (Rochester Gas & Electric) 6                                         5.950      09/01/2033       15,063,398
------------------------------------------------------------------------------------------------------------------------------------
   2,785,000   NYS HFA (Children's Rescue)                                                   7.625      05/01/2018        2,787,033
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYS HFA (Crotona Estates Apartments)                                          4.950      08/15/2038          991,310
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYS HFA (Friendship)                                                          5.100      08/15/2041          997,530
------------------------------------------------------------------------------------------------------------------------------------
      15,000   NYS HFA (General Hsg.)                                                        6.600      11/01/2008           15,319
------------------------------------------------------------------------------------------------------------------------------------
   1,540,000   NYS HFA (Golden Age Apartments)                                               5.000      02/15/2037        1,524,631
------------------------------------------------------------------------------------------------------------------------------------
   5,960,000   NYS HFA (Highland Avenue Senior Apartments)                                   5.000      02/15/2039        6,017,276
------------------------------------------------------------------------------------------------------------------------------------
  10,570,000   NYS HFA (Hospital & Nursing Home)                                             5.150      11/01/2016       10,611,963
------------------------------------------------------------------------------------------------------------------------------------
     645,000   NYS HFA (Kensico Terrace Apartments)                                          4.900      02/15/2038          634,409
------------------------------------------------------------------------------------------------------------------------------------
     950,000   NYS HFA (Kensico Terrace Apartments)                                          4.950      02/15/2038          941,802
------------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS HFA (Meadow Manor)                                                        7.750      11/01/2019            5,078
------------------------------------------------------------------------------------------------------------------------------------
   3,980,000   NYS HFA (Multifamily Hsg.)                                                    4.850      02/15/2038        3,882,410
------------------------------------------------------------------------------------------------------------------------------------
   3,400,000   NYS HFA (Multifamily Hsg.)                                                    4.850      11/01/2040        3,282,700
------------------------------------------------------------------------------------------------------------------------------------
     745,000   NYS HFA (Multifamily Hsg.)                                                    5.250      11/15/2028          751,251
------------------------------------------------------------------------------------------------------------------------------------
   1,340,000   NYS HFA (Multifamily Hsg.)                                                    5.300      08/15/2024        1,355,544
------------------------------------------------------------------------------------------------------------------------------------
   1,700,000   NYS HFA (Multifamily Hsg.)                                                    5.300      11/15/2039        1,712,682
------------------------------------------------------------------------------------------------------------------------------------
   1,070,000   NYS HFA (Multifamily Hsg.)                                                    5.350      08/15/2020        1,091,839
------------------------------------------------------------------------------------------------------------------------------------
   2,860,000   NYS HFA (Multifamily Hsg.)                                                    5.350      08/15/2031        2,897,094
------------------------------------------------------------------------------------------------------------------------------------
   2,080,000   NYS HFA (Multifamily Hsg.) 4                                                  5.375      02/15/2035        2,112,760
------------------------------------------------------------------------------------------------------------------------------------
   3,250,000   NYS HFA (Multifamily Hsg.)                                                    5.450      08/15/2032        3,327,480
------------------------------------------------------------------------------------------------------------------------------------
   2,075,000   NYS HFA (Multifamily Hsg.)                                                    5.500      08/15/2030        2,098,282
------------------------------------------------------------------------------------------------------------------------------------
   1,215,000   NYS HFA (Multifamily Hsg.)                                                    5.550      08/15/2019        1,241,584
------------------------------------------------------------------------------------------------------------------------------------
   1,385,000   NYS HFA (Multifamily Hsg.)                                                    5.600      08/15/2019        1,416,232
------------------------------------------------------------------------------------------------------------------------------------
   1,240,000   NYS HFA (Multifamily Hsg.)                                                    5.600      02/15/2026        1,257,720
------------------------------------------------------------------------------------------------------------------------------------
   1,730,000   NYS HFA (Multifamily Hsg.)                                                    5.600      08/15/2033        1,783,526


                         41 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                                COUPON        MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  1,150,000   NYS HFA (Multifamily Hsg.)                                                    5.650%     08/15/2030    $   1,176,151
------------------------------------------------------------------------------------------------------------------------------------
   3,200,000   NYS HFA (Multifamily Hsg.)                                                    5.650      08/15/2030        3,269,504
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYS HFA (Multifamily Hsg.)                                                    5.650      08/15/2031        1,022,530
------------------------------------------------------------------------------------------------------------------------------------
   1,710,000   NYS HFA (Multifamily Hsg.)                                                    5.650      02/15/2034        1,735,086
------------------------------------------------------------------------------------------------------------------------------------
   2,120,000   NYS HFA (Multifamily Hsg.) 4                                                  5.700      08/15/2033        2,174,823
------------------------------------------------------------------------------------------------------------------------------------
   1,285,000   NYS HFA (Multifamily Hsg.)                                                    6.100      11/15/2036        1,324,231
------------------------------------------------------------------------------------------------------------------------------------
   4,700,000   NYS HFA (Multifamily Hsg.)                                                    6.125      08/15/2038        4,773,649
------------------------------------------------------------------------------------------------------------------------------------
      45,000   NYS HFA (Multifamily Hsg.)                                                    6.200      08/15/2012           45,062
------------------------------------------------------------------------------------------------------------------------------------
      25,000   NYS HFA (Multifamily Hsg.)                                                    6.200      08/15/2016           25,338
------------------------------------------------------------------------------------------------------------------------------------
     710,000   NYS HFA (Multifamily Hsg.)                                                    6.250      02/15/2031          727,125
------------------------------------------------------------------------------------------------------------------------------------
   1,255,000   NYS HFA (Multifamily Hsg.)                                                    6.400      11/15/2027        1,276,435
------------------------------------------------------------------------------------------------------------------------------------
   2,735,000   NYS HFA (Multifamily Hsg.) 4                                                  6.700      08/15/2025        2,738,145
------------------------------------------------------------------------------------------------------------------------------------
   5,510,000   NYS HFA (Multifamily Hsg.) 4                                                  6.750      11/15/2036        5,584,220
------------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS HFA (Multifamily Hsg.)                                                    6.950      08/15/2012            5,069
------------------------------------------------------------------------------------------------------------------------------------
     480,000   NYS HFA (Nonprofit Hsg.)                                                      8.400      11/01/2009          486,658
------------------------------------------------------------------------------------------------------------------------------------
     525,000   NYS HFA (Nonprofit Hsg.)                                                      8.400      11/01/2010          532,282
------------------------------------------------------------------------------------------------------------------------------------
     565,000   NYS HFA (Nonprofit Hsg.)                                                      8.400      11/01/2011          572,837
------------------------------------------------------------------------------------------------------------------------------------
     605,000   NYS HFA (Nonprofit Hsg.)                                                      8.400      11/01/2012          613,391
------------------------------------------------------------------------------------------------------------------------------------
     655,000   NYS HFA (Nonprofit Hsg.)                                                      8.400      11/01/2013          664,085
------------------------------------------------------------------------------------------------------------------------------------
     780,000   NYS HFA (Nonprofit Hsg.)                                                      8.400      11/01/2014          790,819
------------------------------------------------------------------------------------------------------------------------------------
     835,000   NYS HFA (Nonprofit Hsg.)                                                      8.400      11/01/2015          846,581
------------------------------------------------------------------------------------------------------------------------------------
     900,000   NYS HFA (Nonprofit Hsg.)                                                      8.400      11/01/2016          912,483
------------------------------------------------------------------------------------------------------------------------------------
     990,000   NYS HFA (Nonprofit Hsg.)                                                      8.400      11/01/2017        1,003,731
------------------------------------------------------------------------------------------------------------------------------------
   1,060,000   NYS HFA (Nonprofit Hsg.) 4                                                    8.400      11/01/2018        1,074,702
------------------------------------------------------------------------------------------------------------------------------------
     460,000   NYS HFA (Nonprofit Hsg.)                                                      8.400      11/01/2019          466,380
------------------------------------------------------------------------------------------------------------------------------------
   4,850,000   NYS HFA (Phillips Village) 4                                                  7.750      08/15/2017        4,921,441
------------------------------------------------------------------------------------------------------------------------------------
      70,000   NYS HFA (Service Contract)                                                    5.375      03/15/2023           70,082
------------------------------------------------------------------------------------------------------------------------------------
   5,600,000   NYS HFA (Service Contract)                                                    5.500      09/15/2022        5,714,352
------------------------------------------------------------------------------------------------------------------------------------
   5,525,000   NYS HFA (Service Contract)                                                    5.500      03/15/2025        5,634,892
------------------------------------------------------------------------------------------------------------------------------------
     255,000   NYS HFA (Service Contract)                                                    6.500      03/15/2025          255,811
------------------------------------------------------------------------------------------------------------------------------------
     160,000   NYS HFA (Shorehill Hsg.)                                                      7.500      05/01/2008          160,174
------------------------------------------------------------------------------------------------------------------------------------
   1,540,000   NYS HFA (Tiffany Gardens)                                                     4.900      08/15/2025        1,526,217
------------------------------------------------------------------------------------------------------------------------------------
   3,210,000   NYS HFA (Tiffany Gardens)                                                     5.125      08/15/2037        3,226,756
------------------------------------------------------------------------------------------------------------------------------------
     275,000   NYS LGSC (SCSB) 1                                                             7.250      12/15/2011          285,956
------------------------------------------------------------------------------------------------------------------------------------
     810,000   NYS LGSC (SCSB) 1                                                             7.375      12/15/2016          830,210
------------------------------------------------------------------------------------------------------------------------------------
     980,000   NYS LGSC (SCSB) 1                                                             7.750      12/15/2021        1,037,644
------------------------------------------------------------------------------------------------------------------------------------
     960,000   NYS Medcare (Hospital & Nursing Home)                                         6.300      08/15/2023          961,642
------------------------------------------------------------------------------------------------------------------------------------
     740,000   NYS Medcare (Hospital & Nursing Home)                                         6.375      08/15/2033          741,317
------------------------------------------------------------------------------------------------------------------------------------
     295,000   NYS Medcare (Hospital & Nursing Home) 4                                       7.400      11/01/2016          296,434
------------------------------------------------------------------------------------------------------------------------------------
     200,000   NYS Medcare (Hospital & Nursing Home) 4                                       9.375      11/01/2016          207,238
------------------------------------------------------------------------------------------------------------------------------------
      35,000   NYS Medcare (M.G. Nursing Home)                                               6.200      02/15/2015           35,091


                         42 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                                                  VALUE
      AMOUNT                                                                                COUPON        MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  1,670,000   NYS Medcare (M.G. Nursing Home) 4                                             6.375%     02/15/2035    $   1,674,426
------------------------------------------------------------------------------------------------------------------------------------
     350,000   NYS Medcare (Montefiore Medical Center)                                       5.750      02/15/2025          358,106
------------------------------------------------------------------------------------------------------------------------------------
   5,875,000   NYS Medcare (St. Peter's Hospital) 4                                          5.375      11/01/2020        5,918,886
------------------------------------------------------------------------------------------------------------------------------------
  28,565,000   NYS Thruway Authority, Series E 6                                             5.000      01/01/2025       28,992,258
------------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS UDC (Correctional Facilities)                                             6.309 2    01/01/2013            3,761
------------------------------------------------------------------------------------------------------------------------------------
   5,480,000   Oneida County IDA (Bonide Products) 4                                         6.250      11/01/2018        5,507,838
------------------------------------------------------------------------------------------------------------------------------------
     830,000   Oneida County IDA (Civic Facilities-Mohawk Valley)                            5.000      09/15/2035          837,171
------------------------------------------------------------------------------------------------------------------------------------
     450,000   Oneida County IDA (Mohawk Valley
               Handicapped Services)                                                         5.300      03/15/2019          460,571
------------------------------------------------------------------------------------------------------------------------------------
     740,000   Oneida County IDA (Mohawk Valley
               Handicapped Services)                                                         5.350      03/15/2029          755,947
------------------------------------------------------------------------------------------------------------------------------------
   1,190,000   Oneida County IDA (Presbyterian Home)                                         5.250      03/01/2019        1,206,791
------------------------------------------------------------------------------------------------------------------------------------
   1,015,000   Oneida County IDA (Presbyterian Home)                                         6.100      06/01/2020        1,070,013
------------------------------------------------------------------------------------------------------------------------------------
   3,995,000   Onondaga County IDA (Air Cargo)                                               6.125      01/01/2032        4,200,503
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Onondaga County IDA (Air Cargo)                                               7.250      01/01/2032        2,150,760
------------------------------------------------------------------------------------------------------------------------------------
   2,200,000   Onondaga County IDA (Anheuser-Busch)                                          4.950      07/01/2036        2,175,272
------------------------------------------------------------------------------------------------------------------------------------
     295,000   Onondaga County IDA (Central New York
               Charter School for Math & Science) 10                                         8.500      01/01/2032          106,468
------------------------------------------------------------------------------------------------------------------------------------
     435,000   Onondaga County IDA (Coltec Industries)                                       7.250      06/01/2008          439,698
------------------------------------------------------------------------------------------------------------------------------------
     770,000   Onondaga County IDA (Coltec Industries)                                       9.875      10/01/2010          779,325
------------------------------------------------------------------------------------------------------------------------------------
   1,315,000   Onondaga County IDA (Community General Hospital) 4                            5.500      11/01/2018        1,324,060
------------------------------------------------------------------------------------------------------------------------------------
   6,945,000   Onondaga County IDA (Community General Hospital) 4                            6.625      01/01/2018        6,998,546
------------------------------------------------------------------------------------------------------------------------------------
   4,710,000   Onondaga County IDA (Le Moyne College)                                        5.625      12/01/2021        4,945,312
------------------------------------------------------------------------------------------------------------------------------------
  10,600,000   Onondaga County IDA (Solvay Paperboard) 4                                     6.800      11/01/2014       10,993,260
------------------------------------------------------------------------------------------------------------------------------------
  67,200,000   Onondaga County IDA (Solvay Paperboard)                                       7.000      11/01/2030       69,775,776
------------------------------------------------------------------------------------------------------------------------------------
     750,000   Onondaga County IDA (Syracuse Home)                                           5.200      12/01/2018          765,165
------------------------------------------------------------------------------------------------------------------------------------
     500,000   Onondaga County IDA Sewage Waste Facilities
               (Anheuser-Busch Companies)                                                    6.250      12/01/2034          520,255
------------------------------------------------------------------------------------------------------------------------------------
  49,164,598   Onondaga County Res Rec                                                       0.000 8    05/01/2022       28,734,741
------------------------------------------------------------------------------------------------------------------------------------
  41,580,000   Onondaga County Res Rec                                                       5.000      05/01/2015       40,564,201
------------------------------------------------------------------------------------------------------------------------------------
   2,500,000   Orange County IDA (Arden Hill Life Care Center)                               7.000      08/01/2021        2,657,550
------------------------------------------------------------------------------------------------------------------------------------
   2,325,000   Orange County IDA (Arden Hill Life Care Center)                               7.000      08/01/2031        2,459,292
------------------------------------------------------------------------------------------------------------------------------------
   2,090,000   Orange County IDA (Arden Hill Life Care Center)                               7.000      08/01/2031        2,210,718
------------------------------------------------------------------------------------------------------------------------------------
   2,705,000   Orange County IDA (Glen Arden)                                                5.625      01/01/2018        2,756,909
------------------------------------------------------------------------------------------------------------------------------------
   5,590,000   Orange County IDA (Glen Arden)                                                5.700      01/01/2028        5,677,204
------------------------------------------------------------------------------------------------------------------------------------
   2,685,000   Orange County IDA (Kingston Manufacturing) 1,10                               8.000      11/01/2017          375,900
------------------------------------------------------------------------------------------------------------------------------------
     250,000   Orange County IDA (Orange Mental
               Retardation Properties)                                                       7.800      07/01/2011          251,858
------------------------------------------------------------------------------------------------------------------------------------
   1,715,000   Orange County IDA (St. Luke's Cornwall
               Hospital Obligated Group)                                                     5.375      12/01/2021        1,790,203
------------------------------------------------------------------------------------------------------------------------------------
   6,330,000   Orange County IDA (St. Luke's Cornwall
               Hospital Obligated Group) 4                                                   5.375      12/01/2026        6,604,469


                         43 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued

--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                               VALUE
         AMOUNT                                                                            COUPON       MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     2,235,000   Orange County IDA (St. Luke's Cornwall
                  Hospital Obligated Group)                                                 5.375%    12/01/2026   $      2,331,910
------------------------------------------------------------------------------------------------------------------------------------
      7,545,000   Orange County IDA (Tuxedo Place) 1                                        7.000     08/01/2032          5,822,854
------------------------------------------------------------------------------------------------------------------------------------
      2,500,000   Orange County IDA (Tuxedo Place) 1                                        7.000     08/01/2033          1,928,100
------------------------------------------------------------------------------------------------------------------------------------
      2,755,000   Oswego County IDA (Bishop's Common)                                       5.375     02/01/2049          2,830,790
------------------------------------------------------------------------------------------------------------------------------------
      3,260,000   Oswego County IDA (Seneca Hill Manor)                                     5.650     08/01/2037          3,329,210
------------------------------------------------------------------------------------------------------------------------------------
      6,860,000   Otsego County IDA (Hartwick College)                                      5.900     07/01/2022          7,061,615
------------------------------------------------------------------------------------------------------------------------------------
      3,030,000   Otsego County IDA (Mary Imogene Bassett
                    Hospital) 4                                                             5.350     11/01/2020          3,119,567
------------------------------------------------------------------------------------------------------------------------------------
     10,720,000   Peekskill IDA (Drum Hill)                                                 6.375     10/01/2028         10,675,405
------------------------------------------------------------------------------------------------------------------------------------
        447,716   Peekskill IDA (Karta)                                                     9.000     07/01/2010            454,821
------------------------------------------------------------------------------------------------------------------------------------
      2,055,000   Penfield-Crown Oak Hsg. Devel. Corp.
                  (Crown Oak Apartments)                                                    4.875     12/01/2038          2,066,344
------------------------------------------------------------------------------------------------------------------------------------
      1,475,000   Port Authority NY/NJ (Continental Airlines)                               9.000     12/01/2010          1,504,338
------------------------------------------------------------------------------------------------------------------------------------
     53,290,000   Port Authority NY/NJ (Continental Airlines)                               9.125     12/01/2015         55,530,845
------------------------------------------------------------------------------------------------------------------------------------
      3,195,000   Port Authority NY/NJ (Delta Air Lines) 1                                  6.950     06/01/2008          3,226,950
------------------------------------------------------------------------------------------------------------------------------------
     15,615,000   Port Authority NY/NJ (JFK International Air
                    Terminal)                                                               5.750     12/01/2022         16,028,017
------------------------------------------------------------------------------------------------------------------------------------
     28,315,000   Port Authority NY/NJ (JFK International Air
                    Terminal) 4                                                             5.750     12/01/2025         28,507,259
------------------------------------------------------------------------------------------------------------------------------------
      2,625,000   Port Authority NY/NJ (JFK International Air
                    Terminal)                                                               5.900     12/01/2017          2,696,190
------------------------------------------------------------------------------------------------------------------------------------
      7,410,000   Port Authority NY/NJ (KIAC)                                               6.750     10/01/2011          7,492,251
------------------------------------------------------------------------------------------------------------------------------------
     46,455,000   Port Authority NY/NJ (KIAC)                                               6.750     10/01/2019         46,986,910
------------------------------------------------------------------------------------------------------------------------------------
      3,300,000   Port Authority NY/NJ (KIAC)                                               7.000     10/01/2007          3,310,791
------------------------------------------------------------------------------------------------------------------------------------
     21,150,000   Port Authority NY/NJ, 108th Series                                        5.875     01/15/2017         21,378,420
------------------------------------------------------------------------------------------------------------------------------------
         40,000   Port Authority NY/NJ, 111th Series                                        5.000     10/01/2032             40,429
------------------------------------------------------------------------------------------------------------------------------------
      1,000,000   Port Authority NY/NJ, 120th Series 4                                      5.750     10/15/2026          1,014,670
------------------------------------------------------------------------------------------------------------------------------------
      4,775,000   Port Authority NY/NJ, 121st Series                                        5.125     10/15/2030          4,837,218
------------------------------------------------------------------------------------------------------------------------------------
        425,000   Port Authority NY/NJ, 122nd Series                                        5.000     07/15/2018            431,953
------------------------------------------------------------------------------------------------------------------------------------
         35,000   Port Authority NY/NJ, 122nd Series                                        5.000     07/15/2026             35,323
------------------------------------------------------------------------------------------------------------------------------------
        400,000   Port Authority NY/NJ, 122nd Series                                        5.125     01/15/2036            404,864
------------------------------------------------------------------------------------------------------------------------------------
        745,000   Port Authority NY/NJ, 124th Series                                        5.000     08/01/2019            757,531
------------------------------------------------------------------------------------------------------------------------------------
      9,810,000   Port Authority NY/NJ, 124th Series                                        5.000     08/01/2036          9,901,724
------------------------------------------------------------------------------------------------------------------------------------
        245,000   Port Authority NY/NJ, 126th Series                                        5.125     11/15/2028            252,610
------------------------------------------------------------------------------------------------------------------------------------
        240,000   Port Authority NY/NJ, 126th Series                                        5.125     11/15/2030            247,044
------------------------------------------------------------------------------------------------------------------------------------
      1,145,000   Port Authority NY/NJ, 127th Series                                        5.125     06/15/2037          1,176,934
------------------------------------------------------------------------------------------------------------------------------------
         50,000   Port Authority NY/NJ, 127th Series                                        5.200     12/15/2027             51,943
------------------------------------------------------------------------------------------------------------------------------------
      7,070,000   Port Authority NY/NJ, 127th Series                                        5.250     12/15/2032          7,343,963
------------------------------------------------------------------------------------------------------------------------------------
        495,000   Port Authority NY/NJ, 132nd Series                                        5.000     09/01/2026            513,429
------------------------------------------------------------------------------------------------------------------------------------
     35,100,000   Port Authority NY/NJ, 132nd Series                                        5.000     09/01/2038         36,226,359
------------------------------------------------------------------------------------------------------------------------------------
     80,000,000   Port Authority NY/NJ, 135th Series 6                                      5.000     03/15/2039         82,577,600
------------------------------------------------------------------------------------------------------------------------------------
     17,855,000   Port Authority NY/NJ, 136th Series                                        5.125     05/01/2034         18,461,534
------------------------------------------------------------------------------------------------------------------------------------
     19,175,000   Port Authority NY/NJ, 136th Series                                        5.375     11/01/2028         20,256,470
------------------------------------------------------------------------------------------------------------------------------------
     22,855,000   Port Authority NY/NJ, 136th Series                                        5.500     11/01/2029         24,396,341
------------------------------------------------------------------------------------------------------------------------------------
      1,430,000   Port Authority NY/NJ, 137th Series                                        5.125     07/15/2030          1,482,753


                         44 | ROCHESTER FUND MUNICIPALS

      PRINCIPAL                                                                                                               VALUE
         AMOUNT                                                                            COUPON       MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    30,000,000   Port Authority NY/NJ, 141st Series                                        4.500%    09/01/2029   $     28,699,200
------------------------------------------------------------------------------------------------------------------------------------
     18,040,000   Port Authority NY/NJ, 141st Series                                        5.000     09/01/2027         18,525,817
------------------------------------------------------------------------------------------------------------------------------------
     47,910,000   Port Authority NY/NJ, 143rd Series                                        5.000     10/01/2030         48,928,567
------------------------------------------------------------------------------------------------------------------------------------
     27,535,000   Port Authority NY/NJ, 143rd Series                                        5.000     04/01/2036         28,060,919
------------------------------------------------------------------------------------------------------------------------------------
     14,350,000   Port Authority NY/NJ, 146th Series                                        4.500     12/01/2023         13,911,751
------------------------------------------------------------------------------------------------------------------------------------
     20,215,000   Port Authority NY/NJ, 146th Series                                        4.500     12/01/2034         19,001,696
------------------------------------------------------------------------------------------------------------------------------------
     26,110,000   Port Authority NY/NJ, 146th Series                                        4.750     12/01/2027         26,148,382
------------------------------------------------------------------------------------------------------------------------------------
     15,005,000   Port Authority NY/NJ, 147th Series                                        4.750     10/15/2028         15,015,654
------------------------------------------------------------------------------------------------------------------------------------
     50,660,000   Port Authority NY/NJ, 37th Series                                         5.250     07/15/2034         52,926,528
------------------------------------------------------------------------------------------------------------------------------------
      2,755,000   Poughkeepsie IDA (Eastman & Bixby Redevel.
                     Corp.)                                                                 6.000     08/01/2032          2,889,003
------------------------------------------------------------------------------------------------------------------------------------
      1,990,000   Putnam County IDA (Brewster Plastics)                                     8.500     12/01/2016          2,035,472
------------------------------------------------------------------------------------------------------------------------------------
     16,240,000   Rensselaer City School District COP 4                                     5.000     06/01/2036         16,776,407
------------------------------------------------------------------------------------------------------------------------------------
      1,500,000   Rensselaer County IDA (Franciscan Heights)                                5.375     12/01/2036          1,564,200
------------------------------------------------------------------------------------------------------------------------------------
     27,455,000   Rensselaer County IDA
                    (Rensselaer Polytechnical Institute)                                    5.000     03/01/2036         28,201,776
------------------------------------------------------------------------------------------------------------------------------------
      6,385,000   Rensselaer County Tobacco Asset Securitization
                    Corp. 6                                                                 5.625     06/01/2035          6,660,251
------------------------------------------------------------------------------------------------------------------------------------
      7,300,000   Rensselaer County Tobacco Asset Securitization                            5.750     06/01/2043          7,638,110
                    Corp. 6
------------------------------------------------------------------------------------------------------------------------------------
     18,415,000   Rensselaer Municipal Leasing Corp.
                  (Rensselaer County Nursing Home)                                          6.900     06/01/2024         18,584,970
------------------------------------------------------------------------------------------------------------------------------------
      1,555,000   Riverhead IDA (Michael Reilly Design)                                     8.875     08/01/2021          1,634,974
------------------------------------------------------------------------------------------------------------------------------------
      5,365,000   Rochester Hsg. Authority (Andrews Terrace
                    Apartments)                                                             4.600     12/20/2026          5,137,792
------------------------------------------------------------------------------------------------------------------------------------
      7,565,000   Rochester Hsg. Authority (Andrews Terrace
                    Apartments)                                                             4.700     12/20/2038          7,171,393
------------------------------------------------------------------------------------------------------------------------------------
     14,695,000   Rochester Hsg. Authority (Andrews Terrace
                    Apartments)                                                             4.800     12/20/2048         13,877,223
------------------------------------------------------------------------------------------------------------------------------------
      6,790,000   Rochester Museum & Science Center                                         6.125     12/01/2015          6,852,061
------------------------------------------------------------------------------------------------------------------------------------
      1,195,000   Rockland County IDA (Crystal Run Village/Rockland
                  County Assoc. for the Learning Disabled
                    Obligated Group)                                                        4.900     07/01/2021          1,211,503
------------------------------------------------------------------------------------------------------------------------------------
      9,225,000   Rockland County Tobacco Asset Securitization
                    Corp. 6                                                                 5.625     08/15/2035          9,637,511
------------------------------------------------------------------------------------------------------------------------------------
     10,100,000   Rockland County Tobacco Asset Securitization
                    Corp. 6                                                                 5.750     08/15/2043         10,584,176
------------------------------------------------------------------------------------------------------------------------------------
     30,000,000   Rockland County Tobacco Asset Securitization
                    Corp.                                                                   5.875 2   08/15/2045          3,299,700
------------------------------------------------------------------------------------------------------------------------------------
    441,000,000   Rockland County Tobacco Asset Securitization
                    Corp.                                                                   7.624 2   08/15/2060          8,939,070
------------------------------------------------------------------------------------------------------------------------------------
         20,000   Sanford Town GO                                                           5.250     04/15/2015             20,925
------------------------------------------------------------------------------------------------------------------------------------
         20,000   Sanford Town GO                                                           5.250     04/15/2016             20,992
------------------------------------------------------------------------------------------------------------------------------------
         25,000   Sanford Town GO                                                           5.250     04/15/2017             26,203
------------------------------------------------------------------------------------------------------------------------------------
         25,000   Sanford Town GO                                                           5.250     04/15/2018             26,135
------------------------------------------------------------------------------------------------------------------------------------
         25,000   Sanford Town GO                                                           5.250     04/15/2019             26,062
------------------------------------------------------------------------------------------------------------------------------------
         25,000   Sanford Town GO                                                           5.250     04/15/2020             25,989
------------------------------------------------------------------------------------------------------------------------------------
         30,000   Sanford Town GO                                                           5.250     04/15/2021             31,099
------------------------------------------------------------------------------------------------------------------------------------
         30,000   Sanford Town GO                                                           5.250     04/15/2022             31,033
------------------------------------------------------------------------------------------------------------------------------------
         30,000   Sanford Town GO                                                           5.250     04/15/2023             30,990
------------------------------------------------------------------------------------------------------------------------------------
         30,000   Sanford Town GO                                                           5.250     04/15/2024             30,924
------------------------------------------------------------------------------------------------------------------------------------
         35,000   Sanford Town GO                                                           5.250     04/15/2025             35,927
------------------------------------------------------------------------------------------------------------------------------------
         35,000   Sanford Town GO                                                           5.250     04/15/2026             35,852
------------------------------------------------------------------------------------------------------------------------------------
         40,000   Sanford Town GO                                                           5.250     04/15/2027             40,953


                         45 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                               VALUE
         AMOUNT                                                                            COUPON       MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$        40,000   Sanford Town GO                                                           5.250%    04/15/2028   $         40,881
------------------------------------------------------------------------------------------------------------------------------------
         40,000   Sanford Town GO                                                           5.250     04/15/2029             40,830
------------------------------------------------------------------------------------------------------------------------------------
         45,000   Sanford Town GO                                                           5.250     04/15/2030             45,869
------------------------------------------------------------------------------------------------------------------------------------
         45,000   Sanford Town GO                                                           5.250     04/15/2031             45,805
------------------------------------------------------------------------------------------------------------------------------------
         50,000   Sanford Town GO                                                           5.250     04/15/2032             50,884
------------------------------------------------------------------------------------------------------------------------------------
         50,000   Sanford Town GO                                                           5.250     04/15/2033             50,859
------------------------------------------------------------------------------------------------------------------------------------
         55,000   Sanford Town GO                                                           5.250     04/15/2034             55,933
------------------------------------------------------------------------------------------------------------------------------------
         60,000   Sanford Town GO                                                           5.250     04/15/2035             60,988
------------------------------------------------------------------------------------------------------------------------------------
         60,000   Sanford Town GO                                                           5.250     04/15/2036             60,946
------------------------------------------------------------------------------------------------------------------------------------
      3,000,000   Saratoga County IDA (Saratoga Hospital/
                    SaratogaCare/Benedict Community
                    Health Center)                                                          5.125     12/01/2033          3,085,770
------------------------------------------------------------------------------------------------------------------------------------
      1,635,000   Schenectady IDA (Schaffer Heights Hsg.)                                   6.000     11/01/2030          1,746,327
------------------------------------------------------------------------------------------------------------------------------------
      3,335,000   Schenectady IDA (Union College)                                           5.000     07/01/2031          3,457,328
------------------------------------------------------------------------------------------------------------------------------------
      3,405,000   Schenectady Metroplex Devel. Authority,
                    Series  A 4                                                             5.375     12/15/2021          3,550,291
------------------------------------------------------------------------------------------------------------------------------------
        130,000   Schroon Lake Fire District 1                                              7.250     03/01/2009            130,469
------------------------------------------------------------------------------------------------------------------------------------
        175,000   Scotia Hsg. Authority (Holyrood House)                                    7.000     06/01/2009            176,174
------------------------------------------------------------------------------------------------------------------------------------
      2,650,000   Seneca County IDA (New York Chiropractic
                    College)                                                                5.000     10/01/2027          2,674,168
------------------------------------------------------------------------------------------------------------------------------------
     17,120,000   Seneca Nation Indians Capital Improvements                                5.000     12/01/2023         17,001,872
------------------------------------------------------------------------------------------------------------------------------------
      2,480,000   SONYMA, Series 106                                                        5.100     04/01/2023          2,494,880
------------------------------------------------------------------------------------------------------------------------------------
     33,565,000   SONYMA, Series 109 6                                                      4.950     10/01/2034         33,044,484
------------------------------------------------------------------------------------------------------------------------------------
      5,500,000   SONYMA, Series 130                                                        4.650     04/01/2027          5,297,820
------------------------------------------------------------------------------------------------------------------------------------
     14,865,000   SONYMA, Series 133                                                        5.050     10/01/2026         14,933,528
------------------------------------------------------------------------------------------------------------------------------------
     23,500,000   SONYMA, Series 137                                                        4.700     10/01/2031         22,580,915
------------------------------------------------------------------------------------------------------------------------------------
     23,290,000   SONYMA, Series 140                                                        4.750     10/01/2037         22,866,355
------------------------------------------------------------------------------------------------------------------------------------
      2,000,000   SONYMA, Series 143                                                        4.850     10/01/2027          1,978,240
------------------------------------------------------------------------------------------------------------------------------------
      2,375,000   SONYMA, Series 143                                                        4.875     10/01/2030          2,345,526
------------------------------------------------------------------------------------------------------------------------------------
      8,745,000   SONYMA, Series 143                                                        4.900     10/01/2037          8,602,019
------------------------------------------------------------------------------------------------------------------------------------
      2,475,000   SONYMA, Series 29                                                         5.450     04/01/2031          2,511,729
------------------------------------------------------------------------------------------------------------------------------------
     20,600,000   SONYMA, Series 29                                                         5.450     10/01/2031         21,286,392
------------------------------------------------------------------------------------------------------------------------------------
      7,380,000   SONYMA, Series 35                                                         4.800     10/01/2030          7,212,622
------------------------------------------------------------------------------------------------------------------------------------
     16,740,000   SONYMA, Series 67                                                         5.800     10/01/2028         16,848,475
------------------------------------------------------------------------------------------------------------------------------------
      9,455,000   SONYMA, Series 69 6                                                       5.500     10/01/2028          9,516,972
------------------------------------------------------------------------------------------------------------------------------------
      3,535,000   SONYMA, Series 69 4                                                       5.400     10/01/2019          3,582,510
------------------------------------------------------------------------------------------------------------------------------------
      3,650,000   SONYMA, Series 69                                                         5.500     10/01/2028          3,692,742
------------------------------------------------------------------------------------------------------------------------------------
     20,300,000   SONYMA, Series 71 6                                                       5.400     04/01/2029         20,658,572
------------------------------------------------------------------------------------------------------------------------------------
     11,960,000   SONYMA, Series 71                                                         5.400     04/01/2029         12,191,187
------------------------------------------------------------------------------------------------------------------------------------
         30,000   SONYMA, Series 71                                                         5.400     04/01/2029             30,580
------------------------------------------------------------------------------------------------------------------------------------
         30,000   SONYMA, Series 73                                                         5.250     10/01/2017             30,422
------------------------------------------------------------------------------------------------------------------------------------
     22,000,000   SONYMA, Series 73-A 6                                                     5.300     10/01/2028         22,238,040
------------------------------------------------------------------------------------------------------------------------------------
      1,840,000   SONYMA, Series 73-A                                                       5.300     10/01/2028          1,859,909
------------------------------------------------------------------------------------------------------------------------------------
        285,000   SONYMA, Series 77                                                         5.150     04/01/2029            286,274
------------------------------------------------------------------------------------------------------------------------------------
     10,175,000   SONYMA, Series 79                                                         5.300     04/01/2029         10,409,229


                         46 | ROCHESTER FUND MUNICIPALS

      PRINCIPAL                                                                                                               VALUE
         AMOUNT                                                                            COUPON       MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       500,000   SONYMA, Series 82                                                         5.650%    04/01/2030   $        514,575
------------------------------------------------------------------------------------------------------------------------------------
      5,420,000   SONYMA, Series 97                                                         5.500     04/01/2031          5,521,517
------------------------------------------------------------------------------------------------------------------------------------
      7,125,000   St. Lawrence County IDA (Clarkson University)                             5.000     07/01/2031          7,325,569
------------------------------------------------------------------------------------------------------------------------------------
      1,225,000   Suffolk County IDA (ACLD)                                                 6.000     12/01/2019          1,255,833
------------------------------------------------------------------------------------------------------------------------------------
        495,000   Suffolk County IDA (ALIA-ACDS)                                            7.125     06/01/2017            529,155
------------------------------------------------------------------------------------------------------------------------------------
      2,260,000   Suffolk County IDA (ALIA-ACLD)                                            5.950     10/01/2021          2,252,881
------------------------------------------------------------------------------------------------------------------------------------
        285,000   Suffolk County IDA (ALIA-ACLD)                                            6.375     06/01/2014            293,755
------------------------------------------------------------------------------------------------------------------------------------
      1,070,000   Suffolk County IDA (ALIA-ACLD)                                            6.500     03/01/2018          1,099,586
------------------------------------------------------------------------------------------------------------------------------------
        745,000   Suffolk County IDA (ALIA-ACLD)                                            7.500     09/01/2015            794,684
------------------------------------------------------------------------------------------------------------------------------------
        260,000   Suffolk County IDA (ALIA-ADD)                                             6.950     12/01/2014            275,720
------------------------------------------------------------------------------------------------------------------------------------
        450,000   Suffolk County IDA (ALIA-ADD)                                             7.125     06/01/2017            481,050
------------------------------------------------------------------------------------------------------------------------------------
        395,000   Suffolk County IDA (ALIA-ADD)                                             7.500     09/01/2015            421,343
------------------------------------------------------------------------------------------------------------------------------------
      3,320,000   Suffolk County IDA (ALIA-DDI)                                             5.950     10/01/2021          3,309,542
------------------------------------------------------------------------------------------------------------------------------------
      1,110,000   Suffolk County IDA (ALIA-DDI)                                             6.375     06/01/2014          1,144,099
------------------------------------------------------------------------------------------------------------------------------------
        100,000   Suffolk County IDA (ALIA-DDI)                                             7.500     09/01/2015            106,669
------------------------------------------------------------------------------------------------------------------------------------
        860,000   Suffolk County IDA (ALIA-FREE)                                            5.950     10/01/2021            857,291
------------------------------------------------------------------------------------------------------------------------------------
        630,000   Suffolk County IDA (ALIA-FREE)                                            6.375     06/01/2014            649,354
------------------------------------------------------------------------------------------------------------------------------------
      1,605,000   Suffolk County IDA (ALIA-FREE)                                            6.950     12/01/2014          1,702,038
------------------------------------------------------------------------------------------------------------------------------------
      3,620,000   Suffolk County IDA (ALIA-FREE)                                            7.125     06/01/2017          3,869,780
------------------------------------------------------------------------------------------------------------------------------------
        615,000   Suffolk County IDA (ALIA-IGHL)                                            5.950     10/01/2021            613,063
------------------------------------------------------------------------------------------------------------------------------------
        380,000   Suffolk County IDA (ALIA-IGHL)                                            6.000     10/01/2031            378,552
------------------------------------------------------------------------------------------------------------------------------------
        505,000   Suffolk County IDA (ALIA-IGHL)                                            6.375     06/01/2014            520,514
------------------------------------------------------------------------------------------------------------------------------------
        550,000   Suffolk County IDA (ALIA-IGHL)                                            6.950     12/01/2014            583,253
------------------------------------------------------------------------------------------------------------------------------------
      1,040,000   Suffolk County IDA (ALIA-IGHL)                                            7.125     06/01/2017          1,111,760
------------------------------------------------------------------------------------------------------------------------------------
      1,945,000   Suffolk County IDA (ALIA-IGHL)                                            7.250     12/01/2033          2,065,765
------------------------------------------------------------------------------------------------------------------------------------
        240,000   Suffolk County IDA (ALIA-IGHL)                                            7.500     09/01/2015            256,006
------------------------------------------------------------------------------------------------------------------------------------
        295,000   Suffolk County IDA (ALIA- L.I. Head Injury
                    Assoc.)                                                                 6.375     06/01/2014            304,062
------------------------------------------------------------------------------------------------------------------------------------
        655,000   Suffolk County IDA (ALIA- L.I. Head Injury
                    Assoc.)                                                                 6.950     12/01/2014            694,601
------------------------------------------------------------------------------------------------------------------------------------
        250,000   Suffolk County IDA (ALIA- L.I. Head Injury
                    Assoc.)                                                                 7.500     09/01/2015            266,673
------------------------------------------------------------------------------------------------------------------------------------
        495,000   Suffolk County IDA (ALIA-MCH)                                             6.375     06/01/2014            510,206
------------------------------------------------------------------------------------------------------------------------------------
      1,535,000   Suffolk County IDA (ALIA-MCH)                                             6.950     12/01/2014          1,627,806
------------------------------------------------------------------------------------------------------------------------------------
      1,270,000   Suffolk County IDA (ALIA-MCH)                                             7.125     06/01/2017          1,357,630
------------------------------------------------------------------------------------------------------------------------------------
        745,000   Suffolk County IDA (ALIA-NYS ARC)                                         7.500     09/01/2015            794,684
------------------------------------------------------------------------------------------------------------------------------------
        360,000   Suffolk County IDA (ALIA-Pederson-Krag
                     Center)                                                                8.375     06/01/2016            388,980
------------------------------------------------------------------------------------------------------------------------------------
        595,000   Suffolk County IDA (ALIA-SMCFS)                                           7.500     09/01/2015            634,681
------------------------------------------------------------------------------------------------------------------------------------
        710,000   Suffolk County IDA (ALIA-Suffolk Hostels)                                 7.500     09/01/2015            757,350
------------------------------------------------------------------------------------------------------------------------------------
      2,045,000   Suffolk County IDA (ALIA-UCPAGS)                                          5.950     10/01/2021          2,038,558
------------------------------------------------------------------------------------------------------------------------------------
        210,000   Suffolk County IDA (ALIA-UCPAGS)                                          6.375     06/01/2014            216,451
------------------------------------------------------------------------------------------------------------------------------------
        955,000   Suffolk County IDA (ALIA-UCPAGS)                                          6.950     12/01/2014          1,012,739
------------------------------------------------------------------------------------------------------------------------------------
        730,000   Suffolk County IDA (ALIA-UCPAGS)                                          7.000     06/01/2016            777,888
------------------------------------------------------------------------------------------------------------------------------------
        495,000   Suffolk County IDA (ALIA-UCPAGS)                                          7.500     09/01/2015            528,012


                         47 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                   VALUE
      AMOUNT                                                                              COUPON        MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
 $   340,000   Suffolk County IDA (ALIA-WORCA)                                             6.950 %    12/01/2014    $        360,556
------------------------------------------------------------------------------------------------------------------------------------
     795,000   Suffolk County IDA (ALIA-WORCA)                                             7.125      06/01/2017             849,855
------------------------------------------------------------------------------------------------------------------------------------
     590,000   Suffolk County IDA (ALIA-WORCA)                                             7.500      09/01/2015             629,347
------------------------------------------------------------------------------------------------------------------------------------
     715,000   Suffolk County IDA (Catholic Charities)                                     6.000      10/01/2020             725,253
------------------------------------------------------------------------------------------------------------------------------------
     235,000   Suffolk County IDA (DDI)                                                    6.000      12/01/2019             240,915
------------------------------------------------------------------------------------------------------------------------------------
     635,000   Suffolk County IDA (DDI)                                                    6.000      10/01/2020             644,106
------------------------------------------------------------------------------------------------------------------------------------
     655,000   Suffolk County IDA (DDI)                                                    6.000      10/01/2020             664,393
------------------------------------------------------------------------------------------------------------------------------------
     360,000   Suffolk County IDA (DDI)                                                    6.250      03/01/2009             364,536
------------------------------------------------------------------------------------------------------------------------------------
   5,025,000   Suffolk County IDA (DDI)                                                    7.250      03/01/2024           5,289,516
------------------------------------------------------------------------------------------------------------------------------------
   8,790,000   Suffolk County IDA (DDI)                                                    8.750      03/01/2023           9,290,503
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Suffolk County IDA (Dowling College)                                        5.000      06/01/2036           2,017,120
------------------------------------------------------------------------------------------------------------------------------------
   3,275,000   Suffolk County IDA (Dowling College)                                        6.700      12/01/2020           3,345,085
------------------------------------------------------------------------------------------------------------------------------------
   3,000,000   Suffolk County IDA (Easter Long Island Hospital Assoc.)                     5.375      01/01/2027           2,958,300
------------------------------------------------------------------------------------------------------------------------------------
   2,745,000   Suffolk County IDA (Easter Long Island Hospital Assoc.)                     5.500      01/01/2037           2,709,095
------------------------------------------------------------------------------------------------------------------------------------
   1,740,000   Suffolk County IDA (Family Residences)                                      6.000      12/01/2019           1,783,796
------------------------------------------------------------------------------------------------------------------------------------
   1,345,000   Suffolk County IDA (Family Services League)                                 5.000      11/01/2027           1,383,588
------------------------------------------------------------------------------------------------------------------------------------
     830,000   Suffolk County IDA (Family Services League)                                 5.000      11/01/2034             850,792
------------------------------------------------------------------------------------------------------------------------------------
     125,000   Suffolk County IDA (Federation of Organizations)                            7.625      04/01/2010             128,805
------------------------------------------------------------------------------------------------------------------------------------
   2,195,000   Suffolk County IDA (Federation of Organizations)                            8.125      04/01/2030           2,301,062
------------------------------------------------------------------------------------------------------------------------------------
   2,600,000   Suffolk County IDA (Gurwin Jewish-Phase II)                                 6.700      05/01/2039           2,819,700
------------------------------------------------------------------------------------------------------------------------------------
   3,860,000   Suffolk County IDA (Huntington First Aid Squad)                             6.650      11/01/2017           4,002,241
------------------------------------------------------------------------------------------------------------------------------------
     270,000   Suffolk County IDA (Independent Group Home Living)                          6.000      12/01/2019             276,796
------------------------------------------------------------------------------------------------------------------------------------
   1,460,000   Suffolk County IDA (Independent Group Home Living)                          6.000      10/01/2020           1,480,936
------------------------------------------------------------------------------------------------------------------------------------
   7,200,000   Suffolk County IDA (Jefferson's Ferry)                                      5.000      11/01/2028           7,212,816
------------------------------------------------------------------------------------------------------------------------------------
  13,920,000   Suffolk County IDA (Keyspan-Port Jefferson Center)                          5.250      06/01/2027          14,318,530
------------------------------------------------------------------------------------------------------------------------------------
   4,065,000   Suffolk County IDA (L.I. Network Community Services)                        7.550      02/01/2034           4,291,014
------------------------------------------------------------------------------------------------------------------------------------
   8,000,000   Suffolk County IDA (Medford Hamlet Assisted Living)                         6.375      01/01/2039           8,133,440
------------------------------------------------------------------------------------------------------------------------------------
   1,865,000   Suffolk County IDA (Nassau-Suffolk Services for Autism)                     6.750      11/01/2036           1,889,226
------------------------------------------------------------------------------------------------------------------------------------
     635,000   Suffolk County IDA (Nassau-Suffolk Services for Autism)                     6.750      11/01/2036             635,305
------------------------------------------------------------------------------------------------------------------------------------
   3,080,000   Suffolk County IDA (New Interdisciplinary School)                           6.750      12/01/2019           3,169,443
------------------------------------------------------------------------------------------------------------------------------------
     450,000   Suffolk County IDA (Nissequogue Cogeneration Partners)                      4.875      01/01/2008             449,204
------------------------------------------------------------------------------------------------------------------------------------
   8,750,000   Suffolk County IDA (Nissequogue Cogeneration Partners)                      5.300      01/01/2013           8,614,900
------------------------------------------------------------------------------------------------------------------------------------
  18,925,000   Suffolk County IDA (Nissequogue Cogeneration Partners)                      5.500      01/01/2023          18,494,835
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Suffolk County IDA (Peconic Landing Retirement Home)                        8.000      10/01/2020           1,098,090
------------------------------------------------------------------------------------------------------------------------------------
   2,850,000   Suffolk County IDA (Peconic Landing Retirement Home)                        8.000      10/01/2030           3,118,755
------------------------------------------------------------------------------------------------------------------------------------
   4,800,000   Suffolk County IDA (Pederson-Krager Center)                                 7.200      02/01/2035           5,091,168
------------------------------------------------------------------------------------------------------------------------------------
     145,000   Suffolk County IDA (Pederson-Krager Center)                                 7.625      04/01/2010             151,995
------------------------------------------------------------------------------------------------------------------------------------
   2,545,000   Suffolk County IDA (Pederson-Krager Center)                                 8.125      04/01/2030           2,724,372
------------------------------------------------------------------------------------------------------------------------------------
     150,000   Suffolk County IDA (St. Vincent De Paul in the
               Diocese of Rockville Center)                                                7.000      04/01/2010             155,309
------------------------------------------------------------------------------------------------------------------------------------
   2,595,000   Suffolk County IDA (St. Vincent De Paul in the
               Diocese of Rockville Center)                                                8.000      04/01/2030           2,729,525


                         48 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                                                   VALUE
      AMOUNT                                                                              COUPON        MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
   $ 545,000   Suffolk County IDA (Suffolk Hotels)                                         6.000 %    10/01/2020    $        552,815
------------------------------------------------------------------------------------------------------------------------------------
   2,140,000   Suffolk County IDA (United Cerebral Palsy Assoc.)                           6.000      12/01/2019           2,193,864
------------------------------------------------------------------------------------------------------------------------------------
   3,350,000   Suffolk County IDA (United Cerebral Palsy Assoc.)                           7.875      09/01/2041           3,505,306
------------------------------------------------------------------------------------------------------------------------------------
   1,620,000   Suffolk County IDA (Windmill Village)                                       5.700      12/01/2026           1,695,492
------------------------------------------------------------------------------------------------------------------------------------
   1,305,000   Suffolk County IDA (Windmill Village)                                       5.750      12/01/2031           1,369,859
------------------------------------------------------------------------------------------------------------------------------------
   4,005,000   Suffolk County IDA (Wireless Boulevard Realty)                              8.625      12/01/2026           4,106,407
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Suffolk County IDA (WORCA)                                                  6.000      10/01/2020           1,014,340
------------------------------------------------------------------------------------------------------------------------------------
      50,000   Suffolk County Water Authority                                              5.125      06/01/2026              51,677
------------------------------------------------------------------------------------------------------------------------------------
   4,000,000   Sullivan County Community College COP 1                                     5.750      08/15/2025           3,933,000
------------------------------------------------------------------------------------------------------------------------------------
   4,355,000   Sullivan County IDA (Center for Discovery)                                  5.625      06/01/2013           4,393,934
------------------------------------------------------------------------------------------------------------------------------------
  14,115,000   Sullivan County IDA (Center for Discovery)                                  5.875      07/01/2022          14,160,591
------------------------------------------------------------------------------------------------------------------------------------
   6,400,000   Sullivan County IDA (Center for Discovery)                                  6.000      06/01/2019           6,495,616
------------------------------------------------------------------------------------------------------------------------------------
  13,840,000   Sullivan County IDA (Center for Discovery)                                  6.000      07/01/2037          13,884,426
------------------------------------------------------------------------------------------------------------------------------------
   4,800,000   Sullivan County IDA (Center for Discovery)                                  6.500      06/01/2025           4,875,264
------------------------------------------------------------------------------------------------------------------------------------
   4,650,000   Sullivan County IDA (Center for Discovery)                                  6.950      02/01/2035           4,851,345
------------------------------------------------------------------------------------------------------------------------------------
   1,915,000   Sullivan County IDA (Center for Discovery)                                  7.250      02/01/2012           2,009,563
------------------------------------------------------------------------------------------------------------------------------------
   9,965,000   Sullivan County IDA (Center for Discovery)                                  7.750      02/01/2027          10,644,912
------------------------------------------------------------------------------------------------------------------------------------
   8,350,000   Sullivan County IDA (SCCC Dorm Corp. Civic Facility)                        7.250      06/01/2027           8,276,520
------------------------------------------------------------------------------------------------------------------------------------
     167,500   Syracuse Hsg. Authority (Loretto Sedgwick Heights
               Corp.)                                                                      7.375      11/01/2008             166,745
------------------------------------------------------------------------------------------------------------------------------------
   6,995,000   Syracuse Hsg. Authority (Loretto Sedgwick Heights
               Corp.)                                                                      8.500      11/01/2031           7,032,074
------------------------------------------------------------------------------------------------------------------------------------
   6,590,000   Syracuse Hsg. Authority (LRRHCF)                                            5.800      08/01/2037           6,776,299
------------------------------------------------------------------------------------------------------------------------------------
      50,000   Syracuse Hsg. Authority (LRRHCF)                                            7.500      08/01/2010              50,144
------------------------------------------------------------------------------------------------------------------------------------
   2,435,000   Syracuse Hsg. Authority (Pavilion on James)                                 7.500      11/01/2042           2,407,825
------------------------------------------------------------------------------------------------------------------------------------
      75,000   Syracuse IDA (Anoplate Corp.)                                               7.250      11/01/2007              75,419
------------------------------------------------------------------------------------------------------------------------------------
   2,195,000   Syracuse IDA (Anoplate Corp.)                                               8.000      11/01/2022           2,285,039
------------------------------------------------------------------------------------------------------------------------------------
 146,600,000   Syracuse IDA (Carousel Center) 3,6                                          5.000      01/01/2036         150,039,800
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Syracuse IDA (Crouse Irving Health Hospital)                                5.375      01/01/2023             916,700
------------------------------------------------------------------------------------------------------------------------------------
  14,805,000   Syracuse IDA (James Square)                                                 7.197 2    08/01/2025           4,294,782
------------------------------------------------------------------------------------------------------------------------------------
     725,000   Syracuse IDA (Jewish Home of Central New York)                              7.375      03/01/2021             772,488
------------------------------------------------------------------------------------------------------------------------------------
   2,050,000   Syracuse IDA (Jewish Home of Central New York)                              7.375      03/01/2031           2,177,982
------------------------------------------------------------------------------------------------------------------------------------
      75,000   Taconic Hills Central School District at Craryville                         5.000      06/15/2026              77,221
------------------------------------------------------------------------------------------------------------------------------------
   7,500,000   Tobacco Settlement Financing Corp. (TASC) 4                                 5.500      06/01/2019           8,020,425
------------------------------------------------------------------------------------------------------------------------------------
  13,825,000   Tobacco Settlement Financing Corp. (TASC)                                   5.500      06/01/2021          14,761,920
------------------------------------------------------------------------------------------------------------------------------------
   3,750,000   Tompkins County IDA (Ithacare Center)                                       6.200      02/01/2037           3,830,813
------------------------------------------------------------------------------------------------------------------------------------
      55,000   Tompkins Health Care Corp. (Reconstruction Home)                           10.800      02/01/2028              59,658
------------------------------------------------------------------------------------------------------------------------------------
     470,000   Tonawanda Senior Citizen Hsg. Corp.                                         6.500      12/01/2010             475,372
------------------------------------------------------------------------------------------------------------------------------------
  16,775,000   Triborough Bridge & Tunnel Authority 6                                      5.000      01/01/2032          17,219,810
------------------------------------------------------------------------------------------------------------------------------------
      25,000   Triborough Bridge & Tunnel Authority                                        5.000      01/01/2032              25,479
------------------------------------------------------------------------------------------------------------------------------------
  33,075,000   Triborough Bridge & Tunnel Authority, Series A 6                            5.000      01/01/2027          33,789,592
------------------------------------------------------------------------------------------------------------------------------------
  17,075,000   Triborough Bridge & Tunnel Authority, Series B                              5.000      11/15/2032          17,445,186
------------------------------------------------------------------------------------------------------------------------------------
 114,350,000   TSASC, Inc. (TFABs) 6                                                       5.000      06/01/2034         115,097,285


                         49 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                                   VALUE
      AMOUNT                                                                              COUPON        MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$300,750,000   TSASC, Inc. (TFABs) 6                                                       5.125 %    06/01/2042    $    304,764,455
------------------------------------------------------------------------------------------------------------------------------------
  11,250,000   TSASC, Inc. (TFABs)                                                         5.000      06/01/2026          11,363,288
------------------------------------------------------------------------------------------------------------------------------------
  66,130,000   TSASC, Inc. (TFABs)                                                         5.000      06/01/2034          66,557,861
------------------------------------------------------------------------------------------------------------------------------------
  35,560,000   TSASC, Inc. (TFABs)                                                         5.125      06/01/2042          36,015,879
------------------------------------------------------------------------------------------------------------------------------------
     995,000   UCP/HCA of Chemung County                                                   6.600      08/01/2022           1,026,731
------------------------------------------------------------------------------------------------------------------------------------
  13,200,000   Ulster County IDA (Benedictine Hospital)                                    6.500      11/01/2036          13,251,612
------------------------------------------------------------------------------------------------------------------------------------
   1,710,000   Ulster County IDA (Brooklyn Bottling)                                       8.600      06/30/2022           1,726,262
------------------------------------------------------------------------------------------------------------------------------------
   4,000,000   Ulster County IDA (Kingston Hospital)                                       5.650      11/15/2024           4,112,200
------------------------------------------------------------------------------------------------------------------------------------
   1,465,000   Ulster County IDA (Mid-Hudson Family Health
               Services)                                                                   5.350      07/01/2023           1,492,689
------------------------------------------------------------------------------------------------------------------------------------
     175,000   Ulster County Res Rec                                                       5.000      03/01/2019             178,505
------------------------------------------------------------------------------------------------------------------------------------
     185,000   Ulster County Res Rec                                                       5.000      03/01/2020             188,178
------------------------------------------------------------------------------------------------------------------------------------
   3,005,000   Ulster County Tobacco Asset Securitization Corp.                            0.000 8    06/01/2040           2,755,104
------------------------------------------------------------------------------------------------------------------------------------
   2,935,000   Ulster County Tobacco Asset Securitization Corp.                            6.000      06/01/2040           3,112,832
------------------------------------------------------------------------------------------------------------------------------------
   2,175,000   Ulster County Tobacco Asset Securitization Corp. 1                          6.250      06/01/2025           2,332,927
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000   United Nations Devel. Corp., Series A                                       5.250      07/01/2026           2,009,800
------------------------------------------------------------------------------------------------------------------------------------
     500,000   Utica GO                                                                    6.100      01/15/2013             531,320
------------------------------------------------------------------------------------------------------------------------------------
   3,550,000   Utica IDA (Utica College Civic Facility)                                    6.850      12/01/2031           3,831,480
------------------------------------------------------------------------------------------------------------------------------------
   2,455,000   Wayne County IDA (ARC)                                                      8.375      03/01/2018           2,460,057
------------------------------------------------------------------------------------------------------------------------------------
      20,000   Westchester County GO                                                       5.375      12/15/2014              20,118
------------------------------------------------------------------------------------------------------------------------------------
     300,000   Westchester County Healthcare Corp., Series A                               5.875      11/01/2025             308,559
------------------------------------------------------------------------------------------------------------------------------------
   1,870,000   Westchester County IDA (Beth Abraham Hospital)                              8.375      12/01/2025           1,908,709
------------------------------------------------------------------------------------------------------------------------------------
      90,000   Westchester County IDA (Children's Village)                                 5.375      03/15/2019              91,157
------------------------------------------------------------------------------------------------------------------------------------
   4,120,000   Westchester County IDA (Children's Village)                                 6.000      06/01/2022           4,273,017
------------------------------------------------------------------------------------------------------------------------------------
   1,215,000   Westchester County IDA (Clearview School)                                   7.250      01/01/2035           1,274,474
------------------------------------------------------------------------------------------------------------------------------------
   1,300,000   Westchester County IDA (Guiding Eyes for the Blind)                         5.375      08/01/2024           1,350,596
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Westchester County IDA (Hebrew Hospital Senior
               Hsg.)                                                                       7.375      07/01/2030           2,134,320
------------------------------------------------------------------------------------------------------------------------------------
   1,560,000   Westchester County IDA (JDAM)                                               6.750      04/01/2016           1,579,250
------------------------------------------------------------------------------------------------------------------------------------
   3,325,000   Westchester County IDA (Lawrence Hospital)                                  5.000      01/01/2028           3,336,106
------------------------------------------------------------------------------------------------------------------------------------
     820,000   Westchester County IDA (Lawrence Hospital)                                  5.125      01/01/2018             828,626
------------------------------------------------------------------------------------------------------------------------------------
   1,275,000   Westchester County IDA (Living Independently for
               the Elderly)                                                                5.375      08/20/2021           1,340,841
------------------------------------------------------------------------------------------------------------------------------------
   3,035,000   Westchester County IDA (Living Independently for
               the Elderly)                                                                5.400      08/20/2032           3,182,471
------------------------------------------------------------------------------------------------------------------------------------
   1,545,000   Westchester County IDA (Rippowam-Cisqua School)                             5.750      06/01/2029           1,588,785
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Westchester County IDA (Schnurmacher Center)                                6.500      11/01/2013           1,061,010
------------------------------------------------------------------------------------------------------------------------------------
   1,710,000   Westchester County IDA (Schnurmacher Center)                                6.500      11/01/2033           1,846,065
------------------------------------------------------------------------------------------------------------------------------------
     160,000   Westchester County IDA (Westchester Airport Assoc.)                         5.950      08/01/2024             160,586
------------------------------------------------------------------------------------------------------------------------------------
   2,590,000   Westchester County IDA (Winward School)                                     5.250      10/01/2031           2,660,759
------------------------------------------------------------------------------------------------------------------------------------
  52,510,000   Westchester County Tobacco Asset Securitization
               Corp. 6                                                                     5.125      06/01/2038          53,258,650
------------------------------------------------------------------------------------------------------------------------------------
  52,675,000   Westchester County Tobacco Asset Securitization
               Corp. 6                                                                     5.125      06/01/2045          53,288,079
------------------------------------------------------------------------------------------------------------------------------------
  76,375,000   Westchester County Tobacco Asset Securitization
               Corp.                                                                       0.000 8    07/15/2039          83,570,289


                         50 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                                                   VALUE
      AMOUNT                                                                              COUPON        MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    400,000   Westchester County Tobacco Asset Securitization
               Corp.                                                                       5.125 %    06/01/2038    $        405,704
------------------------------------------------------------------------------------------------------------------------------------
   1,400,000   Yates County IDA (Keuka College)                                            8.750      08/01/2015           1,447,222
------------------------------------------------------------------------------------------------------------------------------------
   3,600,000   Yates County IDA (SSMH)                                                     5.650      02/01/2039           3,744,288
------------------------------------------------------------------------------------------------------------------------------------
   4,500,000   Yonkers GO                                                                  5.000      08/01/2035           4,627,890
------------------------------------------------------------------------------------------------------------------------------------
   4,685,000   Yonkers IDA (Hudson Scenic Studio)                                          6.625      11/01/2019           4,794,207
------------------------------------------------------------------------------------------------------------------------------------
   4,445,000   Yonkers IDA (Monastery Manor Associates)                                    5.250      04/01/2037           4,604,931
------------------------------------------------------------------------------------------------------------------------------------
   1,590,000   Yonkers IDA (Philipsburgh Hall Associates)                                  7.500      11/01/2030           1,405,067
------------------------------------------------------------------------------------------------------------------------------------
     730,000   Yonkers IDA (Sacred Heart Assoc.)                                           4.800      10/01/2026             720,021
------------------------------------------------------------------------------------------------------------------------------------
   2,355,000   Yonkers IDA (Sacred Heart Assoc.)                                           5.000      10/01/2037           2,377,420
------------------------------------------------------------------------------------------------------------------------------------
   2,515,000   Yonkers IDA (St. John's Riverside Hospital)                                 7.125      07/01/2031           2,686,347
------------------------------------------------------------------------------------------------------------------------------------
     900,000   Yonkers IDA (St. Joseph's Hospital)                                         5.900      03/01/2008             900,333
------------------------------------------------------------------------------------------------------------------------------------
   2,550,000   Yonkers IDA (St. Joseph's Hospital)                                         8.500      12/30/2013           2,568,207
------------------------------------------------------------------------------------------------------------------------------------
   3,145,000   Yonkers IDA (Westchester School)                                            8.750      12/30/2023           3,211,831
------------------------------------------------------------------------------------------------------------------------------------
     800,000   Yonkers Parking Authority                                                   6.000      06/15/2018             828,840
------------------------------------------------------------------------------------------------------------------------------------
   1,215,000   Yonkers Parking Authority                                                   6.000      06/15/2024           1,250,668
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      11,090,998,708
                                                                                                                    ----------------
U.S. POSSESSIONS--18.5%
   2,995,000   Guam EDA (Harmon Village Apartments) 1,10                                   9.375      11/01/2018                  --
------------------------------------------------------------------------------------------------------------------------------------
   3,000,000   Guam Government Waterworks Authority &
               Wastewater System                                                           5.875      07/01/2035           3,188,700
------------------------------------------------------------------------------------------------------------------------------------
     290,000   Guam Power Authority, Series A                                              5.250      10/01/2023             290,061
------------------------------------------------------------------------------------------------------------------------------------
  20,000,000   Guam Power Authority, Series A                                              5.250      10/01/2034          20,305,800
------------------------------------------------------------------------------------------------------------------------------------
   7,525,000   Northern Mariana Islands Ports Authority, Series A                          6.250      03/15/2028           7,585,877
------------------------------------------------------------------------------------------------------------------------------------
  18,185,000   Northern Mariana Islands Ports Authority, Series A                          6.600      03/15/2028          20,197,898
------------------------------------------------------------------------------------------------------------------------------------
     375,000   Puerto Rico Aqueduct & Sewer Authority                                      5.000      07/01/2015             377,318
------------------------------------------------------------------------------------------------------------------------------------
  11,050,000   Puerto Rico Children's Trust Fund (TASC)                                    5.625      05/15/2043          11,571,118
------------------------------------------------------------------------------------------------------------------------------------
      20,000   Puerto Rico Commonwealth GO                                                 5.000      07/01/2026              20,363
------------------------------------------------------------------------------------------------------------------------------------
  14,000,000   Puerto Rico Commonwealth GO                                                 5.000      07/01/2027          14,213,920
------------------------------------------------------------------------------------------------------------------------------------
  17,010,000   Puerto Rico Commonwealth GO                                                 5.000      07/01/2029          17,306,484
------------------------------------------------------------------------------------------------------------------------------------
  48,655,000   Puerto Rico Commonwealth GO                                                 5.000      07/01/2033          49,322,060
------------------------------------------------------------------------------------------------------------------------------------
  41,600,000   Puerto Rico Commonwealth GO                                                 5.000      07/01/2034          42,226,080
------------------------------------------------------------------------------------------------------------------------------------
  63,755,000   Puerto Rico Commonwealth GO                                                 5.000      07/01/2035          64,935,105
------------------------------------------------------------------------------------------------------------------------------------
   5,605,000   Puerto Rico Commonwealth GO                                                 5.125      07/01/2031           5,704,321
------------------------------------------------------------------------------------------------------------------------------------
   5,000,000   Puerto Rico Commonwealth GO                                                 5.250      07/01/2022           5,243,050
------------------------------------------------------------------------------------------------------------------------------------
   4,000,000   Puerto Rico Commonwealth GO                                                 5.250      07/01/2030           4,179,440
------------------------------------------------------------------------------------------------------------------------------------
  22,085,000   Puerto Rico Commonwealth GO                                                 5.250      07/01/2032          23,042,606
------------------------------------------------------------------------------------------------------------------------------------
      80,000   Puerto Rico Electric Power Authority, Series NN                             5.125      07/01/2029              85,092
------------------------------------------------------------------------------------------------------------------------------------
     290,000   Puerto Rico Electric Power Authority, Series NN                             5.125      07/01/2029             308,459
------------------------------------------------------------------------------------------------------------------------------------
   5,000,000   Puerto Rico Electric Power Authority, Series TT                             5.000      07/01/2026           5,140,750
------------------------------------------------------------------------------------------------------------------------------------
  13,350,000   Puerto Rico Electric Power Authority, Series TT                             5.000      07/01/2027          13,725,803
------------------------------------------------------------------------------------------------------------------------------------
  22,905,000   Puerto Rico Electric Power Authority, Series TT                             5.000      07/01/2032          23,476,022


                         51 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                    VALUE
      AMOUNT                                                                COUPON        MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$ 29,100,000   Puerto Rico Electric Power Authority, Series TT               5.000%     07/01/2037    $    29,778,612
---------------------------------------------------------------------------------------------------------------------
  60,000,000   Puerto Rico Electric Power Authority, Series UU 6             4.111 9    07/01/2029         59,910,000
---------------------------------------------------------------------------------------------------------------------
 106,500,000   Puerto Rico Electric Power Authority, Series UU 6             4.270 9    07/01/2025        105,940,928
---------------------------------------------------------------------------------------------------------------------
 194,100,000   Puerto Rico Electric Power Authority, Series UU 3,6           4.288 9    07/01/2031        193,081,072
---------------------------------------------------------------------------------------------------------------------
      70,000   Puerto Rico HFC                                               5.100      12/01/2018             70,390
---------------------------------------------------------------------------------------------------------------------
   1,890,000   Puerto Rico HFC 4                                             5.500      12/01/2023          1,929,596
---------------------------------------------------------------------------------------------------------------------
   9,515,000   Puerto Rico Highway & Transportation Authority                5.000      07/01/2028          9,675,233
---------------------------------------------------------------------------------------------------------------------
     270,000   Puerto Rico Highway & Transportation Authority                5.750      07/01/2020            291,341
---------------------------------------------------------------------------------------------------------------------
   8,740,000   Puerto Rico Highway & Transportation Authority, Series G      5.000      07/01/2033          8,882,637
---------------------------------------------------------------------------------------------------------------------
  26,565,000   Puerto Rico Highway & Transportation Authority, Series G      5.000      07/01/2042         26,859,872
---------------------------------------------------------------------------------------------------------------------
  10,000,000   Puerto Rico Highway & Transportation Authority, Series K      5.000      07/01/2025         10,221,600
---------------------------------------------------------------------------------------------------------------------
  14,725,000   Puerto Rico Highway & Transportation Authority, Series K      5.000      07/01/2026         15,041,440
---------------------------------------------------------------------------------------------------------------------
   8,000,000   Puerto Rico Highway & Transportation Authority, Series K      5.000      07/01/2027          8,171,920
---------------------------------------------------------------------------------------------------------------------
   2,000,000   Puerto Rico Highway & Transportation Authority, Series K      5.000      07/01/2030          2,038,980
---------------------------------------------------------------------------------------------------------------------
  15,600,000   Puerto Rico Highway & Transportation Authority, Series M      5.000      07/01/2032         15,951,312
---------------------------------------------------------------------------------------------------------------------
   5,975,000   Puerto Rico Highway & Transportation Authority, Series M      5.000      07/01/2037          6,099,997
---------------------------------------------------------------------------------------------------------------------
  66,255,000   Puerto Rico Highway & Transportation Authority, Series M      5.000      07/01/2046         67,040,784
---------------------------------------------------------------------------------------------------------------------
  54,940,000   Puerto Rico Highway & Transportation Authority, Series N 6    4.107 9    07/01/2045         54,857,572
---------------------------------------------------------------------------------------------------------------------
 125,620,000   Puerto Rico Highway & Transportation Authority, Series N 6    4.121 9    07/01/2041        125,431,528
---------------------------------------------------------------------------------------------------------------------
   3,650,000   Puerto Rico Infrastructure                                    5.000      07/01/2025          3,739,060
---------------------------------------------------------------------------------------------------------------------
  22,505,000   Puerto Rico Infrastructure                                    5.000      07/01/2031         22,971,079
---------------------------------------------------------------------------------------------------------------------
  17,590,000   Puerto Rico Infrastructure                                    5.000      07/01/2037         17,928,432
---------------------------------------------------------------------------------------------------------------------
   6,000,000   Puerto Rico Infrastructure                                    5.000      07/01/2037          6,096,900
---------------------------------------------------------------------------------------------------------------------
 202,145,000   Puerto Rico Infrastructure                                    5.000      07/01/2041        204,336,252
---------------------------------------------------------------------------------------------------------------------
 151,235,000   Puerto Rico Infrastructure                                    5.000      07/01/2046        152,884,974
---------------------------------------------------------------------------------------------------------------------
   1,080,000   Puerto Rico ITEMECF (Ana G. Mendez University)                5.375      02/01/2019          1,102,021
---------------------------------------------------------------------------------------------------------------------
   1,575,000   Puerto Rico ITEMECF (Ana G. Mendez University)                5.375      12/01/2021          1,635,937
---------------------------------------------------------------------------------------------------------------------
   5,750,000   Puerto Rico ITEMECF (Ana G. Mendez University)                5.375      02/01/2029          5,856,605
---------------------------------------------------------------------------------------------------------------------
   6,315,000   Puerto Rico ITEMECF (Ana G. Mendez University)                5.500      12/01/2031          6,549,476
---------------------------------------------------------------------------------------------------------------------
  42,400,000   Puerto Rico ITEMECF (Cogeneration Facilities)                 6.625      06/01/2026         45,554,136
---------------------------------------------------------------------------------------------------------------------
   2,765,000   Puerto Rico ITEMECF (Mennonite General Hospital)              5.625      07/01/2017          2,627,994
---------------------------------------------------------------------------------------------------------------------
     985,000   Puerto Rico ITEMECF (Mennonite General Hospital)              5.625      07/01/2027            899,541
---------------------------------------------------------------------------------------------------------------------
   8,770,000   Puerto Rico ITEMECF (Mennonite General Hospital)              6.500      07/01/2018          8,786,751
---------------------------------------------------------------------------------------------------------------------
  12,380,000   Puerto Rico ITEMECF (Mennonite General Hospital)              6.500      07/01/2026         12,391,761
---------------------------------------------------------------------------------------------------------------------
     325,000   Puerto Rico ITEMECF (Ryder Memorial Hospital)                 6.400      05/01/2009            325,111
---------------------------------------------------------------------------------------------------------------------
   2,450,000   Puerto Rico ITEMECF (Ryder Memorial Hospital)                 6.600      05/01/2014          2,450,172
---------------------------------------------------------------------------------------------------------------------
   5,250,000   Puerto Rico ITEMECF (Ryder Memorial Hospital)                 6.700      05/01/2024          5,251,208
---------------------------------------------------------------------------------------------------------------------
   7,000,000   Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals)   5.750      06/01/2029          6,730,080
---------------------------------------------------------------------------------------------------------------------
     500,000   Puerto Rico ITEMECF (University of the Sacred Heart)          5.250      09/01/2021            510,845
---------------------------------------------------------------------------------------------------------------------
   8,000,000   Puerto Rico ITEMECF (University of the Sacred Heart) 4        5.250      09/01/2031          8,146,240
---------------------------------------------------------------------------------------------------------------------
   5,000,000   Puerto Rico Municipal Finance Agency, Series A                5.250      08/01/2024          5,212,100


                         52 | ROCHESTER FUND MUNICIPALS

   PRINCIPAL                                                                                                    VALUE
      AMOUNT                                                                COUPON        MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$  1,500,000   Puerto Rico Municipal Finance Agency, Series A                5.250%     08/01/2025    $     1,563,630
---------------------------------------------------------------------------------------------------------------------
   1,000,000   Puerto Rico Port Authority (American Airlines), Series A      6.250      06/01/2026          1,002,820
---------------------------------------------------------------------------------------------------------------------
  10,440,000   Puerto Rico Port Authority (American Airlines), Series A      6.300      06/01/2023         10,445,116
---------------------------------------------------------------------------------------------------------------------
   1,940,000   Puerto Rico Public Buildings Authority                        5.000      07/01/2026          1,965,259
---------------------------------------------------------------------------------------------------------------------
  47,855,000   Puerto Rico Public Buildings Authority                        5.000      07/01/2036         48,546,505
---------------------------------------------------------------------------------------------------------------------
  52,000,000   Puerto Rico Public Buildings Authority                        5.250      07/01/2029         54,273,440
---------------------------------------------------------------------------------------------------------------------
  90,400,000   Puerto Rico Public Buildings Authority                        5.250      07/01/2033         94,077,472
---------------------------------------------------------------------------------------------------------------------
     120,000   Puerto Rico Public Buildings Authority                        5.375      07/01/2033            124,523
---------------------------------------------------------------------------------------------------------------------
  47,720,000   Puerto Rico Public Finance Corp., Series E                    5.500      08/01/2029         49,777,209
---------------------------------------------------------------------------------------------------------------------
   4,025,000   University of Puerto Rico                                     5.000      06/01/2026          4,110,572
---------------------------------------------------------------------------------------------------------------------
  10,010,000   University of Puerto Rico, Series P                           5.000      06/01/2022         10,266,757
---------------------------------------------------------------------------------------------------------------------
   5,280,000   University of Puerto Rico, Series P                           5.000      06/01/2030          5,384,491
---------------------------------------------------------------------------------------------------------------------
  18,375,000   University of Puerto Rico, Series Q                           5.000      06/01/2030         18,738,641
---------------------------------------------------------------------------------------------------------------------
  60,280,000   University of Puerto Rico, Series Q 3                         5.000      06/01/2036         61,341,531
---------------------------------------------------------------------------------------------------------------------
   9,230,000   University of V.I., Series A                                  5.375      06/01/2034          9,551,942
---------------------------------------------------------------------------------------------------------------------
   2,040,000   University of V.I., Series A                                  6.250      12/01/2029          2,160,034
---------------------------------------------------------------------------------------------------------------------
   1,250,000   V.I. Government Refinery Facilities (Hovensa Coker) 4         6.500      07/01/2021          1,394,888
---------------------------------------------------------------------------------------------------------------------
      25,000   V.I. HFA, Series A                                            6.450      03/01/2016             25,239
---------------------------------------------------------------------------------------------------------------------
  18,720,000   V.I. Public Finance Authority (Gross Receipts Taxes Loan)     5.000      10/01/2031         18,877,248
---------------------------------------------------------------------------------------------------------------------
     550,000   V.I. Public Finance Authority (Gross Receipts Taxes Loan) 4   5.000      10/01/2033            564,938
---------------------------------------------------------------------------------------------------------------------
  27,733,000   V.I. Public Finance Authority (Hovensa Coker)                 6.500      07/01/2021         30,404,243
---------------------------------------------------------------------------------------------------------------------
   8,000,000   V.I. Public Finance Authority (Hovensa Refinery)              6.125      07/01/2022          8,681,600
---------------------------------------------------------------------------------------------------------------------
  11,700,000   V.I. Public Finance Authority (Hovensa)                       5.875      07/01/2022         12,501,684
---------------------------------------------------------------------------------------------------------------------
   1,000,000   V.I. Public Finance Authority, Series A                       5.250      10/01/2023          1,044,030
---------------------------------------------------------------------------------------------------------------------
     750,000   V.I. Public Finance Authority, Series A                       5.250      10/01/2024            782,078
---------------------------------------------------------------------------------------------------------------------
   1,000,000   V.I. Public Finance Authority, Series A 4                     5.500      10/01/2018          1,023,610
---------------------------------------------------------------------------------------------------------------------
  16,220,000   V.I. Public Finance Authority, Series A                       5.500      10/01/2022         16,602,954
---------------------------------------------------------------------------------------------------------------------
   7,500,000   V.I. Public Finance Authority, Series A 4                     5.625      10/01/2025          7,662,525
---------------------------------------------------------------------------------------------------------------------
      50,000   V.I. Public Finance Authority, Series A 4                     5.625      10/01/2025             51,300
---------------------------------------------------------------------------------------------------------------------
   3,830,000   V.I. Public Finance Authority, Series E 4                     6.000      10/01/2022          3,946,432
---------------------------------------------------------------------------------------------------------------------
   1,575,000   V.I. Water & Power Authority                                  5.300      07/01/2018          1,593,506
---------------------------------------------------------------------------------------------------------------------
   3,515,000   V.I. Water & Power Authority                                  5.300      07/01/2021          3,544,561
---------------------------------------------------------------------------------------------------------------------
   2,500,000   V.I. Water & Power Authority                                  5.500      07/01/2017          2,573,865
                                                                                                      ---------------
                                                                                                        2,080,312,459

---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $12,911,713,171)--117.5%                                             13,171,311,167
---------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(17.5)                                                          (1,965,048,879)
                                                                                                      ---------------
NET ASSETS--100.0%                                                                                    $11,206,262,288
                                                                                                      ===============


                         53 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Illiquid security. The aggregate value of illiquid securities as of June 30, 2007 was $67,855,407, which represents 0.61% of the Fund's net assets. See Note 5 of accompanying Notes.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. When-issued security or forward commitment to be delivered and settled after June 30, 2007. See Note 1 of accompanying Notes.

4. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

5. Subject to a deferred-interest forebearance agreement. Rate shown is current rate.

6. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

7. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of accompanying Notes.

8. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

9. Represents the current interest rate for a variable or increasing rate security.

10. Issue is in default. See Note 1 of accompanying Notes.


                         54 | ROCHESTER FUND MUNICIPALS

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS         Assoc. for Children with Down Syndrome
ACLD         Adults and Children with Learning and Developmental Disabilities
ADD          Aid to the Developmentally Disabled
ALIA         Alliance of Long Island Agencies
ARC          Assoc. of Retarded Citizens
CCRC         Continuing Care Retirement Community
CFGA         Child and Family Guidance Assoc.
CHSLI        Catholic Health Services of Long Island
CNGCS        Central Nassau Guidance and Counseling Services
COP          Certificates of Participation
CSMR         Community Services for the Mentally Retarded
DA           Dormitory Authority
DDI          Developmental Disabilities Institute
DIAMONDS     Direct Investment of Accrued Municipals
DRIVERS      Derivative Inverse Tax Exempt Receipts
EDA          Economic Devel. Authority
EFC          Environmental Facilities Corp.
ERDA         Energy Research and Devel. Authority
FREE         Family Residences and Essential Enterprises
GJSR         Gurwin Jewish Senior Residences
GO           General Obligation
GSHMC        Good Samaritan Hospital Medical Center
HDC          Housing Devel. Corp.
HFA          Housing Finance Agency
HFC          Housing Finance Corp.
HH           Harmony Heights, Inc.
HHS          Harmony Heights School
HJDOI        Hospital for Joint Diseases Orthopedic Institute
IDA          Industrial Devel. Agency
IGHL         Independent Group Home for Living
ITEMECF      Industrial, Tourist, Educational, Medical and Environmental
             Community Facilities
JCC          Jewish Community Center
JDAM         Julia Dyckman Andrus Memorial
JFK          John Fitzgerald Kennedy
L.I.         Long Island
LGSC         Local Government Services Corp.
LILCO        Long Island Lighting Corp.
LIMC         Long Island Medical Center
LRRHCF       Loretto Rest Residential Health Care Facility
LVH          Little Village House
MCH          Maryhaven Center of Hope
MMC          Mercy Medical Center
MSH/NYU      Mount Sinai Hospital/New York University
MTA          Metropolitan Transportation Authority
NIMO         Niagara Mohawk Power Corp.
NSLIJHS      North Shore Long Island Jewish Health System
NSUHGC       North Shore University Hospital at Glen Cove
NY/NJ        New York/New Jersey
NYC          New York City
NYS          New York State
NYU          New York University
P-Floats     Puttable Floats
PRAMS        Prudential Receipts of Accrual Municipal Securities
PSCH         Professional Service Centers for the Handicapped, Inc.
Res Rec      Resource Recovery Facility
RG&E         Rochester Gas and Electric
RIBS         Residual Interest Bonds
RITES        Residual Interest Tax Exempt Security
ROLs         Residual Option Longs
SCCC         Sullivan County Community College
SCHRC        St. Charles Hospital and Rehabilitation Center
SCSB         Schuyler Community Services Board
SCSMC        St. Catherine of Sienna Medical Center
SFH          St. Francis Hospital
SLCD         School for Language and Communication Devel.
SMCFS        St. Mary's Children and Family Services
SONYMA       State of New York Mortgage Agency
SSMH         Soldiers and Sailors Memorial Hospital
SUNY         State University of New York
SV           Sienna Village
TASC         Tobacco Settlement Asset-Backed Bonds
TFABs        Tobacco Flexible Amortization Bonds
UBF          University of Buffalo Foundation
UCPAGS       United Cerebral Palsy Assoc. of Greater Suffolk
UCP/HCA      United Cerebral Palsy Assoc. and Handicapped Children's Assoc.
UDC          Urban Devel. Corp.
V.I.         United States Virgin Islands
WORCA        Working Organization for Retarded Children and Adults
WWH          Wyandach/Wheatley Heights
YMCA         Young Men's Christian Assoc.


                         55 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                  MARKET VALUE  PERCENT
--------------------------------------------------------------------------------
Tobacco Master Settlement Agreement                   $  1,703,987,276     12.9%
General Obligation                                       1,173,983,662      8.9
Hospital/Health Care                                     1,153,177,164      8.8
Electric Utilities                                       1,020,621,250      7.8
Highways/Commuter Facilities                               995,796,167      7.6
Water Utilities                                            848,216,553      6.4
Airlines                                                   744,649,516      5.7
Tax Increment Financing (TIF)                              735,109,758      5.6
Marine/Aviation Facilities                                 631,780,879      4.8
Special Tax                                                551,899,597      4.2
Higher Education                                           521,919,035      4.0
Multifamily Housing                                        429,180,054      3.3
Government Appropriation                                   362,644,984      2.8
Commercial Services & Supplies                             292,350,891      2.2
Adult Living Facilities                                    283,023,788      2.2
Municipal Leases                                           266,569,672      2.0
Single Family Housing                                      257,064,899      2.0
Education                                                  207,380,652      1.6
Paper, Containers & Packaging                              193,885,889      1.5
Hotels, Restaurants & Leisure                              138,191,741      1.0
Sports Facility Revenue                                    131,318,629      1.0
Resource Recovery                                          111,400,289      0.8
Not-for-Profit Organization                                107,184,509      0.8
Oil, Gas & Consumable Fuels                                 40,480,731      0.3
Sales Tax Revenue                                           25,744,798      0.2
Parking Fee Revenue                                         25,186,851      0.2
Gas Utilities                                               24,871,752      0.2
Household Products                                          23,818,256      0.2
Food Products                                               21,071,965      0.2
Student Housing                                             17,035,894      0.1
Casino                                                      17,001,872      0.1
Building Products                                           13,540,715      0.1
Automobiles                                                 13,367,456      0.1
Real Estate                                                 10,279,764      0.1
Media                                                       10,150,548      0.1
Construction & Engineering                                   9,675,068      0.1
Sewer Utilities                                              7,713,382      0.1
Chemicals                                                    5,507,838       --
Electrical Equipment                                         5,255,022       --
Aerospace & Defense                                          5,189,667       --
Communications Equipment                                     5,030,317       --
Auto Components                                              3,397,522       --
Textiles, Apparel & Luxury Goods                             3,296,381       --
Pharmaceuticals                                              3,263,820       --
Transportation Infrastructure                                3,213,770       --
Household Durables                                           3,201,844       --


                         56 | ROCHESTER FUND MUNICIPALS

INDUSTRY                                                  MARKET VALUE  PERCENT
--------------------------------------------------------------------------------
Personal Products                                     $      2,573,387       --%
Metals & Mining                                              2,360,458       --
Distributors                                                 2,256,279       --
Special Assessment                                           2,009,800       --
Specialty Retail                                             1,752,890       --
Beverages                                                    1,726,266       --
                                                      --------------------------
Total                                                 $ 13,171,311,167    100.0%
                                                      ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         57 | ROCHESTER FUND MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2007
-------------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------------
Investments, at value (cost $12,911,713,171)--see accompanying statement of investments         $   13,171,311,167
-------------------------------------------------------------------------------------------------------------------
Cash                                                                                                     8,711,872
-------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                               164,684,116
Investments sold (including $6,971,789 sold on a when-issued basis or forward commitment)               69,746,529
Shares of beneficial interest sold                                                                      33,581,390
Other                                                                                                      142,513
                                                                                                -------------------
Total assets                                                                                        13,448,177,587

-------------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)                                       2,010,275,000
Payable on borrowings (See Note 6)                                                                     110,300,000
Investments purchased (including $68,110,280 purchased on a when-issued basis
or forward commitment)                                                                                  89,474,908
Shares of beneficial interest redeemed                                                                  18,914,545
Dividends                                                                                                5,972,582
Distribution and service plan fees                                                                       4,666,081
Trustees' compensation                                                                                   1,235,780
Interest expense on borrowings                                                                             567,223
Transfer and shareholder servicing agent fees                                                              271,346
Shareholder communications                                                                                  84,021
Other                                                                                                      153,813
                                                                                                -------------------
Total liabilities                                                                                    2,241,915,299

-------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                      $   11,206,262,288
                                                                                                ===================

-------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                 $   11,033,539,209
-------------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                         (5,481,658)
-------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                           (81,393,259)
-------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                             259,597,996
                                                                                                -------------------

NET ASSETS                                                                                      $   11,206,262,288
                                                                                                ===================


                         58 | ROCHESTER FUND MUNICIPALS

-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $8,824,392,238
and 478,222,802 shares of beneficial interest outstanding)                                               $   18.45
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)          $   19.37
-------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $764,434,766 and 41,465,871 shares
of beneficial interest outstanding)                                                                      $   18.44
-------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $1,569,884,745 and 85,199,982 shares
of beneficial interest outstanding)                                                                      $   18.43
-------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net  assets of
$47,550,539 and 2,577,633 shares of beneficial interest outstanding)                                     $   18.45

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         59 | ROCHESTER FUND MUNICIPALS

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2007
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                         $  323,402,462

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      24,342,944
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               6,245,795
Class B                                                               4,133,245
Class C                                                               7,131,487
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               1,056,735
Class B                                                                 216,061
Class C                                                                 278,991
Class Y                                                                   5,010
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  96,257
Class B                                                                  20,916
Class C                                                                  17,703
Class Y                                                                      42
--------------------------------------------------------------------------------
Interest expense and fees on short-term floating
  rate notes issued (See Note 1)                                     34,600,676
--------------------------------------------------------------------------------
Interest expense on borrowings                                        3,410,491
--------------------------------------------------------------------------------
Accounting service fees                                               1,605,581
--------------------------------------------------------------------------------
Trustees' compensation                                                  372,200
--------------------------------------------------------------------------------
Custodian fees and expenses                                              75,110
--------------------------------------------------------------------------------
Administration service fees                                                 750
--------------------------------------------------------------------------------
Other                                                                   528,719
                                                                 ---------------
Total expenses                                                       84,138,713
Less reduction to custodian expenses                                    (67,539)
                                                                 ---------------
Net expenses                                                         84,071,174

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               239,331,288

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on investments                                     20,416,233
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments               (235,386,323)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $   24,361,198
                                                                 ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         60 | ROCHESTER FUND MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                 SIX MONTHS               YEAR
                                                      ENDED              ENDED
                                              JUNE 30, 2007       DECEMBER 31,
                                                (UNAUDITED)               2006
-------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------
Net investment income                      $    239,331,288   $    424,202,280
-------------------------------------------------------------------------------
Net realized gain                                20,416,233         64,514,394
-------------------------------------------------------------------------------
Net change in unrealized appreciation          (235,386,323)       200,124,365
                                           ------------------------------------
Net increase in net assets resulting
  from operations                                24,361,198        688,841,039

-------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                        (199,709,275)      (345,323,410)
Class B                                         (16,202,939)       (39,093,803)
Class C                                         (27,594,077)       (39,656,968)
Class Y                                            (789,752)          (818,853)
                                           ------------------------------------
                                               (244,296,043)      (424,893,034)

-------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from beneficial interest
transactions:
Class A                                       1,018,801,649      1,834,390,004
Class B                                        (126,042,653)       (75,346,776)
Class C                                         344,157,307        514,608,540
Class Y                                          26,734,342          9,689,538
                                           ------------------------------------
                                              1,263,650,645      2,283,341,306

-------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------
Total increase                                1,043,715,800      2,547,289,311
-------------------------------------------------------------------------------
Beginning of period                          10,162,546,488      7,615,257,177
                                           ------------------------------------

End of period (including accumulated
net investment loss of $5,481,658 and
$516,903, respectively)                    $ 11,206,262,288   $ 10,162,546,488
                                           ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         61 | ROCHESTER FUND MUNICIPALS

STATEMENT OF CASH FLOWS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2007
------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
------------------------------------------------------------------------------------------
Net increase in net assets from operations                               $     24,361,198
------------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                          (2,647,637,164)
Proceeds from disposition of investment securities                            978,603,597
Short-term investment securities, net                                          81,853,444
Premium amortization                                                           10,534,568
Discount accretion                                                            (15,294,752)
Net realized gain on investments                                              (20,416,233)
Net change in unrealized appreciation on investments                          235,386,323
Increase in interest receivable                                               (23,446,774)
Increase in receivable for securities sold                                    (63,144,635)
Increase in other assets                                                          (28,851)
Decrease in payable for securities purchased                                  (63,063,542)
Increase in payable for accrued expenses                                          785,096
                                                                         -----------------
Net cash used in operating activities                                      (1,501,507,725)

------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
------------------------------------------------------------------------------------------
Proceeds from bank borrowings                                               1,204,100,000
Payments on bank borrowings                                                (1,316,100,000)
Proceeds from short-term floating rate notes issued                           571,080,000
Proceeds from shares sold                                                   1,995,978,005
Payment on shares redeemed                                                   (880,227,355)
Cash distributions paid                                                       (81,254,574)
                                                                         -----------------
Net cash provided by financing activities                                   1,493,576,076
------------------------------------------------------------------------------------------
Net decrease in cash                                                           (7,931,649)
------------------------------------------------------------------------------------------
Cash, beginning balance                                                        16,643,521
                                                                         -----------------
Cash, ending balance                                                     $      8,711,872
                                                                         =================

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $157,068,887.

Cash paid for interest on bank borrowings--$3,187,647.

Cash paid for interest on short-term floating rate notes issued--$34,600,676.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         62 | ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     SIX MONTHS                                               YEAR
                                                          ENDED                                              ENDED
                                                  JUNE 30, 2007                                           DEC. 31,
CLASS A                                             (UNAUDITED)      2006      2005      2004      2003       2002
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $       18.82   $ 18.28   $ 17.76   $ 17.62   $ 17.38    $ 17.52
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .43 1     .93 1     .99 1    1.07 1    1.11       1.08
Net realized and unrealized gain (loss)                    (.37)      .55       .53       .16       .23       (.15)
                                                  -----------------------------------------------------------------
Total from investment operations                            .06      1.48      1.52      1.23      1.34        .93
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.43)     (.94)    (1.00)    (1.09)    (1.10)     (1.07)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $       18.45   $ 18.82   $ 18.28   $ 17.76   $ 17.62   $  17.38
                                                  =================================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         0.40%     8.33%     8.76%     7.25%     8.12%      5.46%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)           $       8,824   $ 7,979   $ 5,937   $ 4,699   $ 4,228   $  4,299
-------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                  $       8,481   $ 6,836   $ 5,327   $ 4,387   $ 4,100   $  4,292
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      4.66%     5.05%     5.44%     6.09%     6.49%      6.18%
Expenses excluding interest and fees on
short-term floating rate notes issued                      0.74%     0.72%     0.73%     0.72%     0.71%      0.72%
Interest and fees on short-term floating
rate notes issued 4                                        0.65%     0.62%     0.46%     0.26%     0.26%      0.26%
                                                  -----------------------------------------------------------------
Total expenses                                             1.39%     1.34%     1.19%     0.98%     0.97%      0.98%
Expenses after waivers, payments and/or
reimbursements and reduction to
custodian expenses                                         1.39%     1.34%     1.19%     0.98%     0.97%      0.97%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       8%       17%       16%       10%       12%        19%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         63 | ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                   SIX MONTHS                                                            YEAR
                                                        ENDED                                                           ENDED
                                                JUNE 30, 2007                                                        DEC. 31,
CLASS B                                           (UNAUDITED)         2006        2005         2004        2003          2002
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $       18.80    $   18.26    $  17.75    $   17.60    $  17.36    $    17.51
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .35 1        .78 1       .83 1        .91 1       .96           .93
Net realized and unrealized gain (loss)                  (.36)         .54         .52          .18         .23          (.16)
                                                ------------------------------------------------------------------------------
Total from investment operations                         (.01)        1.32        1.35         1.09        1.19           .77
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                     (.35)        (.78)       (.84)        (.94)       (.95)         (.92)
------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                  $       18.44    $   18.80    $  18.26    $   17.75    $  17.60    $    17.36
                                                ==============================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       0.01%        7.39%       7.77%        6.40%       7.19%         4.50%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)         $         764    $     906    $    955    $   1,073    $  1,231    $    1,342
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                $         834    $     925    $  1,006    $   1,130    $  1,259    $    1,275
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    3.79%        4.20%       4.60%        5.23%       5.62%         5.32%
Expenses excluding interest and fees on
short-term floating rate notes issued                    1.62%        1.60%       1.60%        1.59%       1.58%         1.58%
Interest and fees on short-term floating
rate notes issued 4                                      0.65%        0.62%       0.46%        0.26%       0.26%         0.26%
                                                ------------------------------------------------------------------------------
Total expenses                                           2.27%        2.22%       2.06%        1.85%       1.84%         1.84%
Expenses after waivers, payments and/or
reimbursements and reduction to
custodian expenses                                       2.27%        2.22%       2.06%        1.85%       1.84%         1.83%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     8%          17%         16%          10%         12%           19%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         64 | ROCHESTER FUND MUNICIPALS

                                                   SIX MONTHS                                                            YEAR
                                                        ENDED                                                           ENDED
                                                JUNE 30, 2007                                                        DEC. 31,
CLASS C                                           (UNAUDITED)         2006        2005         2004        2003          2002
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $       18.79    $   18.25    $  17.74    $   17.59    $  17.36    $    17.50
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .35 1        .76 1       .82 1        .91 1       .96           .93
Net realized and unrealized gain (loss)                  (.36)         .56         .53          .18         .22          (.15)
                                                ------------------------------------------------------------------------------
Total from investment operations                         (.01)        1.32        1.35         1.09        1.18           .78
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                     (.35)        (.78)       (.84)        (.94)       (.95)         (.92)
------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                  $       18.43    $   18.79    $  18.25    $   17.74    $  17.59    $    17.36
                                                ==============================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       0.02%        7.40%       7.78%        6.40%       7.14%         4.57%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)         $       1,570    $   1,256    $    712    $     498    $    443    $      471
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                $       1,440    $     956    $    600    $     459    $    436    $      460
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    3.78%        4.15%       4.56%        5.22%       5.62%         5.32%
Expenses excluding interest and fees on
short-term floating rate notes issued                    1.60%        1.58%       1.59%        1.59%       1.58%         1.58%
Interest and fees on short-term floating
rate notes issued 4                                      0.65%        0.62%       0.46%        0.26%       0.26%         0.26%
                                                ------------------------------------------------------------------------------
Total expenses                                           2.25%        2.20%       2.05%        1.85%       1.84%         1.84%
Expenses after waivers, payments and/or
reimbursements and reduction to
custodian expenses                                       2.25%        2.20%       2.05%        1.85%       1.84%         1.83%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     8%          17%         16%          10%         12%           19%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         65 | ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                   SIX MONTHS                                                            YEAR
                                                        ENDED                                                           ENDED
                                                JUNE 30, 2007                                                        DEC. 31,
CLASS Y                                           (UNAUDITED)         2006        2005         2004        2003          2002
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $       18.82    $   18.28    $  17.76    $   17.61    $  17.38    $    17.52
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .43 1        .95 1      1.01 1       1.10 1      1.14          1.10
Net realized and unrealized gain (loss)                  (.35)         .55         .54          .17         .21          (.15)
                                                ------------------------------------------------------------------------------
Total from investment operations                          .08         1.50        1.55         1.27        1.35           .95
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                     (.45)        (.96)      (1.03)       (1.12)      (1.12)        (1.09)
------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                  $       18.45    $   18.82    $  18.28    $   17.76    $  17.61    $    17.38
                                                ==============================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       0.47%        8.45%       8.93%        7.50%       8.16%         5.57%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)         $          48    $      22    $     11    $       8    $      9    $       12
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                $          34    $      16    $     10    $       8    $     11    $       12
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    4.73%        5.14%       5.59%        6.27%       6.79%         6.30%
Expenses excluding interest and fees on
short-term floating rate notes issued                    0.58%        0.60%       0.58%        0.55%       0.61%         0.62%
Interest and fees on short-term floating
rate notes issued 4                                      0.65%        0.62%       0.46%        0.26%       0.26%         0.26%
                                                ------------------------------------------------------------------------------
Total expenses                                           1.23%        1.22%       1.04%        0.81%       0.87%         0.88%
Expenses after waivers, payments and/or
reimbursements and reduction to
custodian expenses                                       1.23%        1.22%       1.04%        0.81%       0.87%         0.87%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     8%          17%         16%          10%         12%           19%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         66 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Rochester Fund Municipals (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek to provide as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management while seeking preservation of shareholders' capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

     The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its


                         67 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2007, the Fund had purchased $68,110,280 of securities issued on a when-issued basis or forward commitment and sold $6,971,789 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $864,449,636 as of June 30, 2007, which represents 6.43% of the Fund's total assets.

     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term


                         68 | ROCHESTER FUND MUNICIPALS
floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations. At June 30, 2007 municipal bond holdings with a value of $2,848,336,776 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $2,010,275,000 in short-term floating rate notes issued and outstanding at that date.

At June 30, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL     INVERSE                                                        COUPON   MATURITY     VALUE AS OF
 AMOUNT        FLOATER 1                                                     RATES 2      DATES   JUNE 30, 2007
----------------------------------------------------------------------------------------------------------------
$  3,340,000   Erie County Tobacco Asset
               Securitization Corp. RITES                                      5.670%    6/1/38   $   3,389,699
   9,305,000   Erie County Tobacco Asset
               Securitization Corp. RITES                                      5.670     6/1/38       9,443,458
  21,250,000   Erie County Tobacco Asset
               Securitization Corp. RITES                                      5.670     6/1/45      21,377,713
  14,940,000   Erie County Tobacco Asset
               Securitization Corp. RITES                                      5.670     6/1/45      15,029,789
   2,915,000   L.I. Power Authority RITES                                      9.206     9/1/28       3,527,908
   2,100,000   MTA DRIVERS                                                     5.855    5/15/13       1,803,480
  14,200,000   MTA RITES                                                       8.104   11/15/25      15,838,680
   1,910,000   MTA RITES                                                       8.104   11/15/28       2,119,756
  10,000,000   MTA RITES                                                       8.104   11/15/30      11,011,200
   5,000,000   MTA RITES                                                       8.104   11/15/30       5,505,600
   2,890,000   MTA RITES                                                       8.104   11/15/30       3,182,237
   7,500,000   MTA RITES                                                       8.104   11/15/31       8,253,600
   2,125,000   MTA RITES                                                       8.104   11/15/32       2,330,148
   2,220,000   MTA Service Contract RITES                                      8.604     1/1/24       2,585,368
  20,000,000   Nassau County Tobacco Settlement Corp. RITES                    5.850     6/1/46      20,512,800
   3,560,000   NY Counties Tobacco Trust I (TASC) RITES                        7.530     6/1/28       4,178,123
   2,960,000   NY Counties Tobacco Trust I RITES                               7.230     6/1/35       3,337,548


                         69 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

 PRINCIPAL     INVERSE                                                        COUPON   MATURITY     VALUE AS OF
  AMOUNT       FLOATER 1                                                     RATES 2      DATES   JUNE 30, 2007
----------------------------------------------------------------------------------------------------------------
$  9,615,000   NY Counties Tobacco Trust I RITES                               7.317%    6/1/42   $  10,961,196
  14,900,000   NY Counties Tobacco Trust II RITES                              6.750     6/1/35      16,186,615
   5,000,000   NY Counties Tobacco Trust II RITES                              8.600     6/1/43       5,696,300
  12,950,000   NY Counties Tobacco Trust II RITES                              8.600     6/1/43      14,753,417
  12,300,000   NY Counties Tobacco Trust IV RITES                              5.670     6/1/42      12,373,923
  10,210,000   NY Counties Tobacco Trust IV RITES                              5.670     6/1/42      10,271,362
   5,725,000   NY Counties Tobacco Trust IV RITES                              5.670     6/1/45       5,759,407
   8,700,000   NY Counties Tobacco Trust IV RITES                              5.670     6/1/45       8,752,287
   1,500,000   NY Counties Tobacco Trust IV RITES                              5.670     6/1/45       1,509,015
   5,875,000   NYC Health & Hospital Corp. RITES                               8.134    2/15/20       6,433,948
  12,750,000   NYC Municipal Water Finance Authority DRIVERS                   7.854    6/15/13      14,105,198
   2,930,000   NYC Municipal Water Finance Authority RITES                     8.074    6/15/32       3,174,186
   7,850,000   NYC Municipal Water Finance Authority RITES                     8.133    6/15/34       8,413,159
   2,805,000   NYC Municipal Water Finance Authority RITES                     8.144    6/15/27       2,980,537
  14,425,000   NYC Municipal Water Finance Authority RITES                     8.154    6/15/26      15,859,422
  11,860,000   NYC Municipal Water Finance Authority RITES                     8.210    6/15/34      12,962,743
   4,500,000   NYC Municipal Water Finance Authority RITES                     8.210    6/15/38       4,894,830
  11,210,000   NYC Municipal Water Finance Authority RITES                     8.574    6/15/32      12,493,993
   3,555,000   NYC Municipal Water Finance Authority RITES                     8.604    6/15/21       3,712,273
   6,875,000   NYC Municipal Water Finance Authority ROLs                      8.280    6/15/31       7,758,163
  16,675,000   NYC Municipal Water Finance Authority ROLs                      8.280    6/15/36      18,490,908
  10,025,000   NYC Municipal Water Finance Authority ROLs                      8.280    6/15/37      11,177,675
   7,875,000   NYC Municipal Water Finance Authority ROLs                      8.280    6/15/39       8,640,293
   4,935,000   NYC Municipal Water Finance Authority ROLs                      8.280    6/15/39       5,473,705
   4,500,000   NYC Municipal Water Finance Authority ROLs                      8.300    6/15/39       4,989,600
   2,150,000   NYC Transitional Finance Authority RITES                        8.134    8/15/27       2,248,814
   9,415,000   NYS DA (Lutheran Social Services of Upstate New York) RITES     6.635     2/1/38       9,840,840
   3,115,000   NYS DA (Menorah Home & Hospital) RITES                          8.515     8/1/38       3,446,748
   5,825,000   NYS DA (Menorah Home) RITES                                     8.704     8/1/38       6,485,439
   4,625,000   NYS DA (Mental Health) RITES                                    8.144    2/15/23       5,004,898
   2,375,000   NYS DA (Montefiore Medical) RITES                              10.104     8/1/38       2,733,340
   2,850,000   NYS DA (Municipal Health Facilities) RITES                      8.144    1/15/23       3,124,398
   3,310,000   NYS DA P-Floats                                                 8.210     2/1/28       3,718,189
   1,565,000   NYS DA RITES                                                    7.150    12/1/25       1,749,013
   4,415,000   NYS DA RITES                                                    7.150    12/1/35       4,847,229
   5,000,000   NYS DA RITES                                                   11.110     2/1/12       6,953,500
   1,115,000   NYS DA ROLs 3                                                   6.870     5/1/18       1,014,650
   6,890,000   NYS DA ROLs 3                                                   7.460     5/1/33       6,269,900
   3,485,000   NYS ERDA (NIMO) RITES                                           8.744    11/1/25       3,923,413
   3,625,000   NYS ERDA (RG&E) Residual Certificates                          11.530     9/1/33       4,188,398
   7,140,000   NYS Thruway Authority RITES                                     8.134     1/1/25       7,567,258
  20,000,000   Port Authority NY/NJ RITES                                      8.080    9/15/13      22,577,600
   6,000,000   Puerto Rico Electric Power Authority ROLs 3                     5.340     7/1/29       5,910,000
  31,560,000   Puerto Rico Electric Power Authority ROLs 3                     6.950     7/1/31      29,982,000


                         70 | ROCHESTER FUND MUNICIPALS

 PRINCIPAL     INVERSE                                                        COUPON   MATURITY     VALUE AS OF
  AMOUNT       FLOATER 1                                                     RATES 2      DATES   JUNE 30, 2007
----------------------------------------------------------------------------------------------------------------
$ 22,575,000   Puerto Rico Highway & Transportation
               Authority ROLs                                                  5.360%    7/1/45   $  22,304,100
   2,125,000   Rensselaer County Tobacco Asset Securitization
               Corp. RITES                                                     8.600     6/1/35       2,400,251
   2,430,000   Rensselaer County Tobacco Asset Securitization Corp. RITES      8.600     6/1/43       2,768,110
   3,075,000   Rockland County Tobacco Asset Securitization Corp. RITES        8.200    8/15/35       3,487,511
   3,360,000   Rockland County Tobacco Asset Securitization Corp. RITES        8.200    8/15/43       3,844,176
   8,390,000   SONYMA RITES                                                    8.010    10/1/34       7,869,484
   2,645,000   SONYMA, Series 69 RITES                                         6.955    10/1/28       2,706,972
   9,275,000   SONYMA, Series 71 RITES                                         6.783     4/1/29       9,633,572
   5,500,000   SONYMA, Series 73 RITES                                         9.315    10/1/28       5,738,040
  42,000,000   Syracuse IDA (Carousel Center) ROLs                             7.900     1/1/36      45,439,800
   4,190,000   Triborough Bridge & Tunnel Authority RITES                      8.104     1/1/32       4,634,810
   8,265,000   Triborough Bridge & Tunnel Authority RITES                      8.133     1/1/27       8,979,592
  57,750,000   TSASC, Inc. (TFABs) RITES                                       6.010     6/1/34      58,497,285
  74,545,000   TSASC, Inc. (TFABs) RITES                                       6.450     6/1/42      77,412,001
   7,335,000   TSASC, Inc. (TFABs) RITES                                       6.450     6/1/42       7,617,104
  33,750,000   TSASC, Inc. (TFABs) ROLs 3                                      6.260     6/1/42      34,615,350
  21,325,000   Westchester County Tobacco Asset Securitization Corp. RITES     5.920     6/1/38      21,933,189
     675,000   Westchester County Tobacco Asset Securitization Corp. RITES     5.920     6/1/38         694,251
   4,250,000   Westchester County Tobacco Asset Securitization Corp. RITES     5.920     6/1/38       4,371,210
   6,325,000   Westchester County Tobacco Asset Securitization Corp. RITES     5.920     6/1/45       6,472,246
  13,340,000   Westchester County Tobacco Asset Securitization Corp. RITES     7.490     6/1/45      13,805,833
                                                                                                  --------------
                                                                                                  $ 838,061,776
                                                                                                  ==============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 55 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3. Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to


                         71 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of June 30, 2007, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $435,830,000.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2007, securities with an aggregate market value of $10,999,518, representing 0.10% of the Fund's net assets, were in default.

      There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $67,589,955 expiring by 2015. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of June 30, 2007, it is estimated that the Fund will utilize $20,416,233 of capital loss carryforward to offset realized capital gains. During the fiscal year ended December 31, 2006, the Fund utilized $64,258,971 of capital loss carryforward to offset capital gains realized in that fiscal year.


                         72 | ROCHESTER FUND MUNICIPALS

As of December 31, 2006, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                             EXPIRING
                             -----------------------
                             2011       $ 57,673,288
                             2012         30,332,900
                                        ------------
                             Total      $ 88,006,188
                                        ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended June 30, 2007, the Fund's projected benefit obligations were increased by $235,126 and payments of $37,921 were made to retired trustees, resulting in an accumulated liability of $1,156,085 as of June 30, 2007.

      In January 1995, the then existing Board of Trustees of the Fund adopted an unfunded retirement plan for its independent trustees. The retirement plan, as amended and restated in October 1995, provides that no independent trustee of the Fund who is elected after September 1995 may be eligible to receive benefits there under. Upon retirement, eligible trustees receive annual payments based upon their years of service. In connection with the sale of certain assets of Rochester Capital Advisors, L.P. (the Fund's former investment advisor) to the Manager, all but one of the existing independent trustees retired effective January 4, 1996. During the six months ended June 30, 2007 payments of $6,750 were made to retired trustees. As of June 30, 2007, the Fund had recognized an accumulated liability of $10,125.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


                         73 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                  SIX MONTHS ENDED JUNE 30, 2007     YEAR ENDED DECEMBER 31, 2006
                                        SHARES            AMOUNT         SHARES            AMOUNT
--------------------------------------------------------------------------------------------------
CLASS A
Sold                                79,111,012   $ 1,482,659,211    126,089,178   $ 2,331,720,588
Dividends and/or distributions
reinvested                           6,747,345       126,229,619     11,286,033       208,623,392
Redeemed                           (31,547,651)     (590,087,181)   (38,279,698)     (705,953,976)
                                  ----------------------------------------------------------------
Net increase                        54,310,706   $ 1,018,801,649     99,095,513   $ 1,834,390,004
                                  ================================================================

--------------------------------------------------------------------------------------------------
CLASS B
Sold                                 2,422,801   $    45,376,882      5,710,045   $   105,315,335
Dividends and/or distributions
reinvested                             542,261        10,141,484      1,283,328        23,671,707
Redeemed                            (9,685,029)     (181,561,019)   (11,082,310)     (204,333,818)
                                  ----------------------------------------------------------------
Net decrease                        (6,719,967)   $ (126,042,653)    (4,088,937)  $   (75,346,776)
                                  ================================================================


                         74 | ROCHESTER FUND MUNICIPALS

                                  SIX MONTHS ENDED JUNE 30, 2007     YEAR ENDED DECEMBER 31, 2006
                                        SHARES            AMOUNT         SHARES            AMOUNT
--------------------------------------------------------------------------------------------------
CLASS C
Sold                                23,255,923   $   435,425,255     32,402,099   $   598,672,944
Dividends and/or distributions
reinvested                           1,085,088        20,270,110      1,484,633        27,424,594
Redeemed                            (5,978,034)     (111,538,058)    (6,043,138)     (111,488,998)
                                  ----------------------------------------------------------------
Net increase                        18,362,977   $   344,157,307     27,843,594   $   514,608,540
                                  ================================================================

--------------------------------------------------------------------------------------------------
CLASS Y
Sold                                 1,525,715   $    28,547,628        636,021   $    11,800,255
Dividends and/or distributions
reinvested                              22,917           427,674         12,282           227,931
Redeemed                              (120,396)       (2,240,960)      (125,699)       (2,338,648)
                                  ----------------------------------------------------------------
Net increase                         1,428,236   $    26,734,342        522,604   $     9,689,538
                                  ================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2007, were as follows:

                                          PURCHASES             SALES
          -----------------------------------------------------------
          Investment securities     $ 2,647,637,164     $ 978,603,597

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                    FEE SCHEDULE
                    ---------------------------------
                    Up to $100 million          0.54%
                    Next $150 million           0.52
                    Next $1.75 billion          0.47
                    Next $3 billion             0.46
                    Next $3 billion             0.45
                    Over $8 billion             0.44


--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
ACCOUNTING FEES. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the six months ended June 30, 2007, the Fund paid $1,605,604 to the Manager for accounting and pricing services.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per


                         75 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

account fee. For the six months ended June 30, 2007, the Fund paid $1,575,963 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2007 for Class B and Class C shares were $35,328,966 and $27,502,820, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.


                         76 | ROCHESTER FUND MUNICIPALS

                                        CLASS A         CLASS B         CLASS C
                        CLASS A      CONTINGENT      CONTINGENT      CONTINGENT
                      FRONT-END        DEFERRED        DEFERRED        DEFERRED
                  SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS          RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED               DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------
June 30, 2007        $2,761,323        $401,549        $685,232        $255,361

--------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of June 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      The Fund entered into a Revolving Credit and Security Agreement with a conduit lender and a bank which enables it to participate with a certain other Oppenheimer fund in a committed, unsecured borrowing facility that permits borrowings of up to $300 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.288% as of June 30, 2007). The Fund pays additional fees of 0.30% per annum to the lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $300 million facility size.

      For the six months ended June 30, 2007, the average daily loan balance was $128,635,912 at an average daily interest rate of 5.273%. The Fund had borrowings outstanding of $110,300,000 at June 30, 2007 at an interest rate of 5.288%. The Fund had gross borrowings and gross loan repayments of $1,204,100,000 and $1,316,100,000, respectively, during the six months ended June 30, 2007. The maximum amount of borrowings outstanding at any month-end during the six months ended June 30, 2007 was $214,700,000. The Fund paid $310,469 in fees and $3,187,647 in interest during the six months ended June 30, 2007.


                         77 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                         78 | ROCHESTER FUND MUNICIPALS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                         79 | ROCHESTER FUND MUNICIPALS



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)  (1)  Not applicable to semiannual reports.

     (2)  Exhibits attached hereto.

     (3)  Not applicable.

(b)  Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Fund Municipals

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 08/08/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 08/08/2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 08/08/2007